Servicer  Loan  Customer  Seller  Servicer  Dummy ID   Borrower  Original  State Note Date  Occupancy  Purpose                 QM      Overall  Credit  Credit Exceptions                                                                       Credit Exception Information                              Credit Exception Comments Property  Property       Property    Property   Compliance  Compliance Exceptions                                                                                                                                                                                                                                                                                                                                                                                                                   Compliance Exception Information                                                 Compliance Exception Comments                                 Compliance Comp Factors                                                                                                                                                                                                                                                        Compensating  Subject  Disposition 2
Loan      ID    Loan ID   Loan ID Loan ID              Name      Loan                                                          Status  Grade    Grade                                                                                                                                                                               Grade     Exceptions     Exception   Exception  Grade                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Factors       to High
Number                                                           Amount                                                                                                                                                                                                                                                                                      Information Comments                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cost -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Test

XXX       XXX   XXX       XXX               120381231  XXX       $XXX      FL    2/XX/2006  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               120381244  XXX       $XXX      MA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               120381159  XXX       $XXX      CT    4/XX/2007  Primary    Purchase                        3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Yes      TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
XXX       XXX   XXX       XXX               120381096  XXX       $XXX      TN    3/XX/2007  Primary    Refinance Rate/Term             3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               120408674  XXX       $XXX      IL    4/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2006 which is the consummation date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Initial TIL not provided
XXX       XXX   XXX                         120919781  XXX       $XXX      IL    7/XX/2015  Primary    Refinance Rate/Term     ATR     3                [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio The LP approval reflects DTI of 46%. Calculated DTI is                                                                              3           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                        Federal Compliance - Check Loan Designation Match - QM: Diligence was instructed REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2017-03-XX): Per   Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.                                            TILA ATR/QM
                                                                                                                               Fail                     discrepancy.: Calculated investor qualifying total debt ratio of 48.11067% exceeds AUS  48.11%, and exceeds the 2% variance allowed. Calculated                                                                                         [3] Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records. (XXX,XXX/Wages)                                                                                                                                                                                                             to test as though loan was not agency saleable, making it ineligible for the     XXX                                                           Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX, costs, and attorney's fees) and enhanced damages (an amount equal to
                                                                                                                                                        total debt ratio of 46.00000%.                                                          DTI is higher than approved due to using monthly property                                                                                       [3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                               Temporary Agency QM designation or applicable HUD/VA QM designation. As a        REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2017-03-XX): Per   the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the
                                                                                                                                                                                                                                                taxes of $XXX. Diligence was instructed to test as though                                                                                       [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.                                                                                                                                                                                                   result, loan was tested against the permanent QM definition which utilizes       XXX                                                           violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off
                                                                                                                                                                                                                                                loan was not agency saleable, making it ineligible for                                                                                          [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/XXX/XXX)                                                                                                                                                                                                                                                                                             Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one  REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2017-03-XX): Per   without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If
                                                                                                                                                                                                                                                the Temporary Agency QM designation or applicable HUD/VA                                                                                        [3] Federal Compliance - Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient. (XXX,XXX/Wages)                                                                                                                                                                                                                                                                                    of the eight ATR Critical Underwriting Factors, resulting in a diligence         XXX                                                           judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
                                                                                                                                                                                                                                                QM designation. As a result, loan was tested against the                                                                                        [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                   designation of ATR Fail. Creditor did not provide documentation to support       REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2017-03-XX): Per   Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, XXX does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay
                                                                                                                                                                                                                                                permanent QM definition which utilizes Appendix Q. Loan                                                                                         [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.                                                                                                                                                                                                                                                 income for the last two years.                                                   XXX                                                           defense in response to an action to collect a debt by recoupment or set-off.
                                                                                                                                                                                                                                                fails the permanent QM definition testing. Loan also                                                                                            [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - General Ability To Repay Provision Income and Assets -      REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2017-03-XX): Per   Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                fails one of the eight ATR Critical Underwriting Factors,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Wages: Diligence was instructed to test as though loan was not agency saleable,  XXX                                                           Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                resulting in a diligence designation of ATR Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       making it ineligible for the Temporary Agency QM designation or applicable       REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2017-03-XX): Per   Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                Creditor did not provide documentation to support income                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HUD/VA QM designation. As a result, loan was tested against the permanent QM     XXX
                                                                                                                                                                                                                                                for the last two years.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - General Ability To Repay Provision Investor Guidelines:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - QM DTI: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Underwriting Factors, resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - QM Employment History: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Agency QM designation or applicable HUD/VA QM designation. As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Critical Underwriting Factors, resulting in a diligence designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Wages Documentation: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Agency QM designation or applicable HUD/VA QM designation. As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Critical Underwriting Factors, resulting in a diligence designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        than 10 Days: GFE reflects good through date as 6/XX/2015.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges under disclosed by $XXX which exceeds the $XXX for refinances. TIL itemization did not disclose a subordination recording fee of $XXX as prepaid finance charge.
XXX       XXX   XXX       XXX               121240178  XXX       $XXX      VA    7/XX/2007  Investment Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
XXX       XXX   XXX       XXX               121786374  XXX       $XXX      PA    4/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               121788674  XXX       $XXX      SC    3/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an                            -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.                                                                                                                                                                                                                                             State Compliance - South Carolina Consumer Protection Code (Co-Signer Disclosure Not Provided): Per the definition, a lender includes an assignee of the lender's right to payment but does not in itself impose on an assignee any obligation of the lender with respect to
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Consumer Protection Code - Attorney Preference Disclosure Not Provided within 3 Business Days of Application: Unable to determine compliance with SC Attorney/Insurer Preference Disclosure timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                    events occurring before the assignment.   If a consumer has paid any amount in excess of what is allowable, the consumer may recover this amount from the person who made the excess charge or from an assignee.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                               In relation to disclosure provisions, any action which may be brought against the original creditor may be maintained against any subsequent assignee, where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Consumer Protection Code (Co-Signer Disclosure Not Provided): South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure.                                                                                                                                                                                                                                                                                                                                              creditor at the time the credit was extended or at the time of the assignment, unless the assignment was involuntary, or the assignee shows that it did not have reasonable grounds to believe that the original creditor was engaged in violations of this title and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.
XXX       XXX   XXX       XXX               121788690  XXX       $XXX      GA    11/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
XXX       XXX   XXX       XXX               121791191  XXX       $XXX      TX    12/XX/2006 Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               121788642  XXX       $XXX      CO    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided.                                                                                                             2           [2] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan.                                                                                                                                                                                                                                                                                                                  State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.                                                                                                                                                                                                                                                            assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.
XXX       XXX   XXX       XXX               121786995  XXX       $XXX      FL    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to                                                                Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             be a second lien: The loan transmittal sheet shows that there is an additional                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien                                                                                                                                                                                                                                                                                                                                    mortgage on the property of $XXX.  There is no other information in regards to
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.                                                                                              this loan that can be found in the documentation provided.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX               121786974  XXX       $XXX      FL    4/XX/2005  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Missing Appraisal.                                                                                                                  3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX       XXX               121787190  XXX       $XXX      OR    5/XX/1999  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
XXX       XXX   XXX       XXX               121788627  XXX       $XXX      IN    3/XX/2000  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1999.
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing
XXX       XXX   XXX       XXX               121790692  XXX       $XXX      MA    12/XX/2006 Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                     Missing Appraisal.                                                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121790700  XXX       $XXX      CA    3/XX/2007  Primary                                    3                [3] Application / Processing - Missing Document: Missing Final 1003                     Missing Appraisal.                                                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121790717  XXX       $XXX      CA    4/XX/2007  Primary                                    3                [3] Application / Processing - Missing Document: Missing Final 1003                     Appraisal not provided.                                                                                                             3           [3] Closing / Title - Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                           Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - TILA - Final TIL Missing
XXX       XXX   XXX       XXX               121790729  XXX       $XXX      FL    4/XX/2007  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                     Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Required
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121787215  XXX       $XXX      KS    9/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               121790739  XXX       $XXX      AZ    1/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX               121790751  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               121818313  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Rate/Term             3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - (State High Cost) California Covered Loan (Stated APR): California Anti-Predatory Lending Statute: Final TIL APR Threshold is exceeded by XXX%. Final TIL APR of XXX% exceeds a threshold of 12.69000% based on the US Treasury for comparable maturities of 4.69000% plus jurisdiction allowable margin of 8.00000%. Non-Compliant High Cost Loan.                                                                                                                                                                                                             State Compliance - (State High Cost) California Covered Loan (Stated APR): The provisions of this division shall not impose liability on an assignee that is a holder in due course. A person who fails to comply with the provisions of this division is civilly liable to                  Yes      HC - High Cost
                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 the consumer in an amount equal to any actual damages suffered by the consumer, plus attorneys fees and costs. For a willful and knowing violation of this division, the person shall be liable to the consumer in the amount of fifteen thousand dollars ($XXX) or the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             consumers actual damages, whichever is greater, plus attorneys fees and costs. A court may also award punitive damages if it finds they are warranted. In addition, any person who willfully and knowingly violates any provision of this division shall be liable for a civil penalty of not more than twenty-five thousand dollars ($XXX) for each violation which shall be assessed and recovered in a civil action brought in the name of the people of the State of California by the licensing agency in any court of competent jurisdiction. The agency that brings the suit may also be entitled to recover costs.
XXX       XXX   XXX       XXX               121791104  XXX       $XXX      MI    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                       State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                       violations arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.                                                                                                                                                                                                                                                                                                                                   State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             from servicing or collecting.
XXX       XXX   XXX       XXX               121791136  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided                                                                                                              3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121791173  XXX       $XXX      CA    4/XX/2007  Primary    Purchase                        3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Indeterminable
XXX       XXX   XXX       XXX               121818478  XXX       $XXX      NJ    3/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               121818449  XXX       $XXX      NY    4/XX/2007  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] State Compliance - (State High Cost) New York High-Cost Loan (Calculated APR/Rate): New York Anti-Predatory Lending Statute: Rate Threshold is exceeded by 0.04142%. Rate of 13.74142% exceeds a threshold of 13.70000% based on the US Treasury for comparable maturities of 4.7000% plus jurisdiction allowable margin of 9.00000%.  Non-Compliant High Cost Loan.                                                                                                                                                                                                               State Compliance - (State High Cost) New York High-Cost Loan (Calculated APR/Rate): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the                         HC - High Cost
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $XXX per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.
XXX       XXX   XXX       XXX               121787237  XXX       $XXX      MA    10/XX/2005 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               121791245  XXX       $XXX      NJ    12/XX/2007 Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - Note Error: Note grace period days less than minimum per                                                                     State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          state: Late charge not allowed per state (NJ).  10 days per Note is less than 15                                                               creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              days allowed per state.                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - Note Error: Note grace period days less than minimum per state                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               121787564  XXX       $XXX      IL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Valuation:                                       Appraisal not Provided                                                                                                              2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     did not disclose a recording service fee of $XXX as a prepaid finance charge.                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               121786126  XXX       $XXX      IL    2/XX/2005  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing
XXX       XXX   XXX       XXX               121787375  XXX       $XXX      MD    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               121787809  XXX       $XXX      MI    7/XX/1998  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               121787417  XXX       $XXX      TX    12/XX/2006 Primary    Purchase                        3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Missing Appraisal.                                                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121787373  XXX       $XXX      TX    6/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               determine under disclosure due to missing itemization of amount financed.
XXX       XXX   XXX       XXX               121787601  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Missing Appraisal.                                                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121787585  XXX       $XXX      TX    3/XX/2007  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
XXX       XXX   XXX       XXX               121790769                                                                                  3                                                                                                                                                                                                                                            3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File contains only                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Mortgage with Riders. Insufficient documents to complete Compliance.
XXX       XXX   XXX       XXX               121786582  XXX       $XXX      PA    7/XX/2006  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               121791279  XXX       $XXX      NJ    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided                                                                                                              2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               121791049  XXX       $XXX      PA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121790959  XXX       $XXX      HI    2/XX/2006  Primary    Purchase                        3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not Provided                                                                                                              3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  State Compliance - Note Error: Note late charge percentage exceeds maximum per                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              state: Maximum late charge paid to a financial services company in HI on a 2nd                                                                                                                                                                                                                                                                                                                                                                       Required
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     lien is 5%
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121788040  XXX       $XXX      OH    9/XX/2006  Primary    Refinance Cash-out -            2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                               contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121785935  XXX       $XXX      NY    10/XX/2006 Primary    Purchase                        3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Missing Appraisal.                                                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121787733  XXX       $XXX      CO    6/XX/2007  Investment Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                     Missing Appraisal.                                                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Valuation:                                       Note does not disclose monthly P&I payment.                                                                                                     [3] Federal Compliance - (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to missing information.  State compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Required
                                                                                                                                                        [3] Closing / Title - Note Error: Principal and interest payment is blank.                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX               121788184  XXX       $XXX      FL    7/XX/1987  Primary    Refinance                       3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided                                                                                                              3           [3] Closing / Title - Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                           No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1987 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1987.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               121790898  XXX       $XXX      TX    10/XX/2002 Primary    Purchase                        3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Missing Appraisal.                                                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121790917  XXX       $XXX      PA    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121788001  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                     Missing Appraisal.                                                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121791078  XXX       $XXX      NY    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
XXX       XXX   XXX       XXX               121786257  XXX       $XXX      VA    4/XX/2006  Investment Purchase                        3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Required
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               121786297  XXX       $XXX      MO    6/XX/2001  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not Provided                                                                                                              3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
XXX       XXX   XXX       XXX               121787698  XXX       $XXX      GA    11/XX/2005 Primary    Refinance                       3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided                                                                                                              3           [3] Closing / Title - Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                           Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Indeterminable
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Closing / Title - TILA - Final TIL Missing
XXX       XXX   XXX       XXX               121786323  XXX       $XXX      PA    2/XX/2006  Investment Refinance                       3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Missing Appraisal.                                                                                                                  3           [3] Closing / Title - Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121788837  XXX       $XXX      PA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX               121789026  XXX       $XXX      CT    9/XX/2006  Primary    Purchase                        2                [1] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                     2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        file.                                                                                                                                                                                                                                   [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
XXX       XXX   XXX       XXX               121789038  XXX       $XXX      CT    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement                                                                                                                                                                                                                                                                                                                              Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
XXX       XXX   XXX       XXX               121789065  XXX       $XXX      FL    1/XX/2007  Second     Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                            Home       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
XXX       XXX   XXX       XXX               121789067  XXX       $XXX      MD    10/XX/2006 Primary    Refinance Cash-out -            2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
XXX       XXX   XXX       XXX               121789090  XXX       $XXX      VA    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
XXX       XXX   XXX       XXX               121789087  XXX       $XXX      OH    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement                                                                                                                                                                                                                                                                                                                              Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
XXX       XXX   XXX       XXX               121789128  XXX       $XXX      MO    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Unable to test HELOC Brochure due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               121789387  XXX       $XXX      CA    5/XX/2004  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                     Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Debt Consolidation                               [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               121789171  XXX       $XXX      MN    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement                                                                                                                                                                                                                                                                                                                              Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.                                                                                                                                                                                                                                                                    State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided Timely at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower less than three (3) days prior to closing.                                                                                                                                                                                                                                                                 However, effective 8/XX/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
XXX       XXX   XXX       XXX               121786526  XXX       $XXX      MA    6/XX/2006  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               121786819  XXX       $XXX      MA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                              determine the reason for the under disclosure due to missing the itemization of                                                                particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.                                                                                                                                                                                                                             amount financed.                                                                                                                               Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               121787207  XXX       $XXX      NY    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               determine under disclosure due to missing itemization of amount financed.
XXX       XXX   XXX       XXX               121786784  XXX       $XXX      AZ    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               121786737  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                             2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX               121786486  XXX       $XXX      TN    4/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               121786436  XXX       $XXX      TX    8/XX/2005  Primary    Purchase                        3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121786430  XXX       $XXX      TX    3/XX/2004  Investment Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Missing Appraisal.                                                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Required
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               121786172  XXX       $XXX      GA    4/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               121815665  XXX       $XXX      IL    7/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
XXX       XXX   XXX       XXX               121789286  XXX       $XXX      HI    2/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               121789357  XXX       $XXX      CA    8/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        determine under disclosure due to missing Itemization of Amount Financed.                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               121789412  XXX       $XXX      FL    7/XX/2006  Second     Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                            Home                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX               121789438  XXX       $XXX      RI    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        did not disclose a closing settlement fee of $XXX and a courier fee of $XXX as prepaid finance charges.
XXX       XXX   XXX       XXX               121789442  XXX       $XXX      NV    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other
XXX       XXX   XXX       XXX               121789462  XXX       $XXX      CA    3/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               121789586  XXX       $XXX      OH    10/XX/2005 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                              State Compliance - (Doc Error) Note Error: Loan does not comply with state                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                                                                                                                                                                                                                                                                                                                          prepayment penalty requirements: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH second lien prior to 2007 loan is 3%,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2%, 1% - note states 5%, 5%, 5%. Lender is XXX.
XXX       XXX   XXX       XXX               121789602  XXX       $XXX      MD    4/XX/2006  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               121789640  XXX       $XXX      VA    9/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               121789675  XXX       $XXX      AR    8/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               121789671  XXX       $XXX      CA    12/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        determine under disclosure of $XXX due to missing detailed itemization of amount                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               financed.                                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               1022325828 XXX       $XXX      AZ    3/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               1022325771 XXX       $XXX      VA    6/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               121789783  XXX       $XXX      GA    11/XX/2005 Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing
XXX       XXX   XXX       XXX               121789826  XXX       $XXX      NC    6/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.                                                                                                                                                                                                                                             State Compliance - North Carolina Rate Spread Threshold Test: There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in                           -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 13.90269% or Final Disclosure APR of 13.93500% is in excess of allowable threshold of US Treasury 4.3800% + 5%, or 9.38000% and Conventional Mortgage Rate 5.9800% + 3.75%, or 9.73000%.  Compliant Rate Spread Home Loan.                                                                                                                                                                                                                              certain circumstances
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               121789834  XXX       $XXX      FL    1/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [1] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                        file.
XXX       XXX   XXX       XXX               121789850  XXX       $XXX      CO    11/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               121789870  XXX       $XXX      AZ    1/XX/2007  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                           REVIEWER - GENERAL COMMENT (2017-08-XX): Estimated Hud only   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                               in file. Exception remains                                    X, for these type of violations.                                                                                                                                                                                                                                                                      Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               121789916  XXX       $XXX      TX    10/XX/2006 Primary    Refinance Rate/Term             2                [3] General - Incomplete Document: Note - Subject Lien is incomplete                    Note is missing page 2                                                                                                              2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX               121789934  XXX       $XXX      TX    12/XX/2006 Primary    Purchase                        2                [3] General - Incomplete Document: Note - Subject Lien is incomplete                    Missing pages 1-2.                                                                                                                  2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX               121790242  XXX       $XXX      WI    11/XX/2006 Primary    Refinance Rate/Term             2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX               121789990  XXX       $XXX      TX    12/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX               121790003  XXX       $XXX      TX    12/XX/2006 Primary    Purchase                        2                [3] General - Incomplete Document: Note - Subject Lien is incomplete                    Missing page two                                                                                                                    2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX               121790067  XXX       $XXX      MD    12/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121790075  XXX       $XXX      TX    12/XX/2006 Primary    Purchase                        2                [3] General - Incomplete Document: Note - Subject Lien is incomplete                    Missing page 1                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX               121790104  XXX       $XXX      GA    12/XX/2006 Second     Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                            Home                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               121790135  XXX       $XXX      GA    12/XX/2006 Primary    Purchase                        2                [1] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                     2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        file.
XXX       XXX   XXX       XXX               121788399  XXX       $XXX      MI    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                   2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                           arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                     servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
XXX       XXX   XXX       XXX               121790219  XXX       $XXX      MA    12/XX/2004 Primary    Refinance Cash-out -            3                [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                   3           [3] Federal Compliance - (Missing Data) Last Transaction Date : Last Transaction Date was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               121790346  XXX       $XXX      MA    9/XX/2005  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
XXX       XXX   XXX       XXX               121790340  XXX       $XXX      IL    8/XX/2005  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
XXX       XXX   XXX       XXX               121817614  XXX       $XXX      IN    6/XX/1998  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 13.76249% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XXX (1998). Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (1998) (an overage of $XXX or    Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did                                                                 Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential                         HC - High Cost
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     5.76249%).  Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                               not disclose an appraisal fee of $XXX as prepaid finance charge.                                                                               liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/XX/2014:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1997.                                                                                                                                                                                                                                             Creditors may be held liable to the consumer for civil liability of $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               121790540  XXX       $XXX      MO    11/XX/2001 Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121786815  XXX       $XXX      MA    7/XX/2005  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               determine under disclosure due to missing the Itemization of Amount Financed.                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               121786733  XXX       $XXX      NJ    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.                                                                                              determine the reason for the under disclosure due to missing the itemization of                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               amount financed.
XXX       XXX   XXX       XXX               121786802  XXX       $XXX      NJ    10/XX/2006 Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               121787205  XXX       $XXX      PA    5/XX/2007  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
XXX       XXX   XXX       XXX               121813800  XXX       $XXX      PA    6/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: There is a Seller                                                               Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.                                                                                              credit on page one of HUD for $XXX which is not itemized therefore excluded.                                                                   Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               121786727  XXX       $XXX      PA    7/XX/2006  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
XXX       XXX   XXX       XXX               121786646  XXX       $XXX      PA    8/XX/2006  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               determine under disclosure due to missing Itemization of Amount Financed.                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               121786779  XXX       $XXX      CT    2/XX/2006  Primary    Purchase                        1                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               121788606  XXX       $XXX      GA    1/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.                                                                                                                                                                                                                                                                                                                                                                                     State Compliance - Georgia Home Loan (Late Charge): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Note:  Loans originated between 10/XX/02 and 3/XX/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       For loans subject to Original GAFLA (10/XX/2002 to 3/XX/2003), material violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       For loans not subject to Original GAFLA (on or after 3/XX/03), late charge violations could be downgraded to an EV2 depending on statute of limitations.
XXX       XXX   XXX       XXX               121790937  XXX       $XXX      TX    5/XX/2003  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                     No Appraisal provided.                                                                                                              3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               121786685  XXX       $XXX      MA    10/XX/2005 Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               121791324  XXX       $XXX      NY    11/XX/2004 Primary    UTD UTD                         2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               121818582  XXX       $XXX      NY    12/XX/2005 Primary    Refinance Cash-out -            3                [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                   3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               121791377  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            1                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing
XXX       XXX   XXX       XXX               121788712  XXX                                  UTD        Refinance Cash-out -            3                [3] Application / Processing - 1003 Error: Creditor Application Date was not provided   Preliminary and Final Title reports missing                                                                                         3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Yes      TR Note
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Deficiency
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               121790637  XXX       $XXX      GA    11/XX/1998 Primary                                    3                [3] Application / Processing - Missing Document: Missing Final 1003                     Missing Appraisal.                                                                                                                  3           [3] Closing / Title - Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                           Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Indeterminable
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - TILA - Final TIL Missing
XXX       XXX   XXX       XXX               121786000  XXX       $XXX      AZ    9/XX/2006  Second     Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
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XXX       XXX   XXX       XXX               121813241  XXX       $XXX      MD    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
XXX       XXX   XXX       XXX               121785969  XXX       $XXX      AZ    6/XX/2008  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
XXX       XXX   XXX       XXX               121813231  XXX       $XXX      CT    7/XX/2006  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1
                                                                                                       Other
XXX       XXX   XXX       XXX               121785967  XXX       $XXX      WI    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                     Missing Appraisal.                                                                                                                  2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX               121790662  XXX       $XXX      MO    4/XX/2004  Primary    Refinance Rate/Term             2                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided                                                                                                              2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.                                                                                              determine under disclosure due to missing itemization of amount financed                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         121816076  XXX       $XXX      TX    5/XX/2004  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                 Missing page 2-11.                                                                                                                  3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                             State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Missing Appraisal.                                                                                                                              [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.                                                                                                                                                                                                                                                                                                                                                                  lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.                                                                                                                                                                                                                                                                                                                                                                 State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.                                                                                                                                                                                                                                                                                                                                                              spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Unable to test rescission period due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information.                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(t)(8)(B))  During the repayment period installments are not equal: Texas Constitution 50(t)(8)(B):  After the period during which the owner may request advances, installments are not substantially equal.                                                                                                                                                                                                                                                                                                                                               comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(t)(2))  HELOC agreement allows advances under $XXX: Texas Constitution 50(t)(2):  HELOC agreement permits a single debit or advance in an amount less than $XXX                                                                                                                                                                                                                                                                                                                                                                                           and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.                                                                                                                                                                                                                                             spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): This is a Secondary Market requirement by the GSEs and some investors.
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               121895574  XXX       $XXX      MA    1/XX/2009  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT (2017-09-XX): Unable to clear      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 exception with documentation that was provided. TIL received is the initial TIL.
XXX       XXX   XXX       XXX               124549619  XXX       $XXX      PA    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
XXX       XXX   XXX       XXX               124515075  XXX       $XXX      TX    9/XX/2007  Primary    Purchase                        3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                   REVIEWER - GENERAL COMMENT (2018-09-XX): Received Mortgage    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          and Note. No exception to clear with documents provided.      X, for these type of violations.                                                                                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX               124522944  XXX       $XXX      IL    3/XX/2005  Primary    Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                               REVIEWER - GENERAL                                                        3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                                                                                                                                                                          COMMENT (2018-09-XX):                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     The RTC was not provided in the loan file.                                                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                          Received Mortgage and                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          Note. No exceptions to                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                          clear with documents                                                                  [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                          provided.                                                                             [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124550402  XXX       $XXX      OH    7/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               124523192  XXX       $XXX      MN    9/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124515444  XXX       $XXX      CA    11/XX/2005 Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               124523188  XXX       $XXX      CT    4/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX               124523410  XXX       $XXX      NJ    5/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124523425  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
XXX       XXX   XXX       XXX               124523528  XXX       $XXX      IL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124516525  XXX       $XXX      IL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124517136  XXX       $XXX      OR    4/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124523812  XXX       $XXX      AZ    6/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124517458  XXX       $XXX      MI    6/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124517533  XXX       $XXX      MN    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               124517587  XXX       $XXX      MI    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.                                                                                                                                                                                                                                                                                                                         State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.                                                                                                                                                                                                                                                                                                                      violations arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                     State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
XXX       XXX   XXX       XXX               124517700  XXX       $XXX      HI    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              violations.
XXX       XXX   XXX       XXX               124518302  XXX       $XXX      OH    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.                                                                                                                                                                                                                                                                                              or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                              purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                                                                                                                                                                                                                 The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
XXX       XXX   XXX       XXX               124518342  XXX       $XXX      PA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              violations.
XXX       XXX   XXX       XXX               124517957  XXX       $XXX      MN    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               124518071  XXX       $XXX      IN    7/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               124524699  XXX       $XXX      FL    7/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Home Improvement
XXX       XXX   XXX       XXX               124551810  XXX       $XXX      GA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               124518287  XXX       $XXX      OH    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.                                                                                                                                                                                                                                                                                              State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim                        -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                                                                                                                                                                                                                 or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
XXX       XXX   XXX       XXX               124524531  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               124518526  XXX       $XXX      NC    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               124518585  XXX       $XXX      UT    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX               124518604  XXX       $XXX      MI    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.                                                                                                                                                                                                                                                                                                                         State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.                                                                                                                                                                                                                                                                                                                                                        violations arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                     State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
XXX       XXX   XXX       XXX               124551983  XXX       $XXX      AL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1025059510 XXX       $XXX      NY    11/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               124518829  XXX       $XXX      MD    1/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               124518882  XXX       $XXX      PA    3/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124519922  XXX       $XXX      NJ    12/XX/2006 Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124547509  XXX       $XXX      IN    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Indiana Late Charge Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124548202  XXX       $XXX      TX    3/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                           REVIEWER - GENERAL COMMENT (2018-09-XX): Received Note, no    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                             State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                          exceptions to clear.                                          lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007                                                                                                                                                                                                                                                                                                                                              lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8).                                                                                                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124525379  XXX       $XXX      WA    4/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC Not signed by borrower.                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               124526506  XXX       $XXX      CA    10/XX/2001 Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Right to cancel not provided                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124527988  XXX       $XXX      GA    2/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Missing both Prelim and Final title policy                                                                                          2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Appraisal not provided.                                                                                                                         [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    RTC in file                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124528468  XXX       $XXX      NJ    2/XX/2006  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          Not provided                                                                                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124555908  XXX       $XXX      NJ    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): grace period is 10 days                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         in HELOC agreement                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - (Missing Data) Unable to determine if loan is a same lender                                                               an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       refi: Unable to determine prior lender                                                                                                         securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                        ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Within 3 Business Days of Application: Missing                                                                         punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             applications                                                                                                                                   Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Plan with Index That Cannot be Obtained by Borrower: Truth in Lending Act (HELOC): Credit plan contains an index that cannot be independently obtained by the borrower.                                                                                                                                                                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                              RTC not signed                                                                                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Credit Plan with Index That Cannot be Obtained by Borrower: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124529871  XXX       $XXX      VA    10/XX/2006 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               124530007  XXX       $XXX      MD    1/XX/2008  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124522397  XXX       $XXX      MO    1/XX/2004  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               124549831  XXX       $XXX      MO    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
XXX       XXX   XXX       XXX               124522584  XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               124522592  XXX       $XXX      NJ    11/XX/2004 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
XXX       XXX   XXX       XXX               124522970  XXX       $XXX      KY    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               124522997  XXX       $XXX      CA    9/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124522977  XXX       $XXX      CO    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
XXX       XXX   XXX       XXX               124543210  XXX       $XXX      IL    9/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124523505  XXX       $XXX      FL    7/XX/2006  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               124523727  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
XXX       XXX   XXX       XXX               124544068  XXX       $XXX      VA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124544309  XXX       $XXX      OH    3/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business                                                                  State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                              Days From Transaction Date: The HUD had a wording stating " after expiration of                                                                defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                             any applicable rescission period required by law"                                                                                              purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                              The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.                                                                                                                                                                                                                                                                                                                                                       reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.                                                                                                                                                                                                                                                                                                                           repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               124516983  XXX       $XXX      MD    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               124544438  XXX       $XXX      GA    5/XX/2007  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 5.02832% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .02832%).  Non-Compliant High-Cost Loans.                                                                                                                          REVIEWER - GENERAL COMMENT (2018-09-XX): Received Note,       State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower                             HC - High Cost
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Mortgage and Name affidavit. No exceptions to clear.          could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Note:  Loans originated between 10/XX/02 and 3/XX/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.
XXX       XXX   XXX       XXX               124517145  XXX       $XXX      NH    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124551469  XXX       $XXX      IL    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124524712  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124518076  XXX       $XXX      OH    7/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               124518327  XXX       $XXX      AL    8/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                         Yes      TR HUD
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.                                                                                                                                                                                                                                                                                           Deficiency
XXX       XXX   XXX       XXX               124524449  XXX       $XXX      VA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124524849  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: Truth in Lending Act: Notice of Right to Cancel was executed on the G-6 or G-9 form.  Elevate to Compliance for review.                                                                                                                                                                                                                                                                                                                                               (3 additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               124518352  XXX       $XXX      IN    9/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124524452  XXX       $XXX      IN    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               124518743  XXX       $XXX      HI    12/XX/2007 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124519751  XXX       $XXX      WI    12/XX/2002 Primary    Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124519545  XXX       $XXX      MD    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124520698  XXX       $XXX      CT    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124520922  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               124521066  XXX       $XXX      MD    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               124548654  XXX       $XXX      NY    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Percent Testing: 4% late charge exceeds                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                              2% maximum per state NY.                                                                                                                       violations.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               124525139  XXX       $XXX      AZ    7/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     document in file.                                                                                                                              Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        Indeterminable
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124526861  XXX       $XXX      CA    12/XX/2001 Primary    Refinance UTD                   2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2001.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2001, prior to three (3) business days from transaction date of 12/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               124526868  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Not Provided                                                                                                                                   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124526885  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Document not provided.                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124527365  XXX       $XXX      CA    12/XX/2007 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124528063  XXX       $XXX      VA    4/XX/2007  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Verified.                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124546680  XXX       $XXX      NJ    10/XX/2007 Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                         Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        violations.                                                                                                                                                                                                                                                                                           Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
XXX       XXX   XXX       XXX               124517528  XXX       $XXX      KY    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX               124519619  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124522787  XXX       $XXX      CA    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
XXX       XXX   XXX       XXX               124522918  XXX       $XXX      MI    5/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124522467  XXX       $XXX      LA    1/XX/2004  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               124523457  XXX       $XXX      CT    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               124517691  XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               124517670  XXX       $XXX      LA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               124517025  XXX       $XXX      MO    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX               124542772  XXX       $XXX      NH    11/XX/2005 Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               124522234  XXX       $XXX      VA    7/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124521836  XXX       $XXX      MD    2/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               124515914  XXX       $XXX      MD    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               124521374  XXX       $XXX      AZ    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
XXX       XXX   XXX       XXX               124516751  XXX       $XXX      IN    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX               124528661  XXX       $XXX      CT    6/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Impermissible Demand Feature: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
XXX       XXX   XXX       XXX               124521960  XXX       $XXX      MA    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                   REVIEWER - GENERAL                                                        2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                               COMMENT (2018-09-XX):                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC missing in file                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                 Received Mortgage and                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                          HELOC agreement. no                                                                   [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                          exceptions to clear                                                                   [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124515128  XXX       $XXX      NC    6/XX/2007  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               124542390  XXX       $XXX      GA    3/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               is fee related. Final TIL Itemization does not reflect the second mortgage interest charges in the amount of $XXX as prepaid finance charges.
XXX       XXX   XXX       XXX               124522565  XXX       $XXX      MD    9/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3                             -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX               124522814  XXX       $XXX      NJ    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124523081  XXX       $XXX      CA    8/XX/2005  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
XXX       XXX   XXX       XXX               124523333  XXX       $XXX      KY    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               124523330  XXX       $XXX      OK    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               124523376  XXX       $XXX      NJ    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX               124543160  XXX       $XXX      IL    12/XX/2005 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               124523521  XXX       $XXX      NC    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124516189  XXX       $XXX      NC    11/XX/2006 Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                              State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing:                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                         5% late charge exceeds $XXX maximum per state (NC).
XXX       XXX   XXX       XXX               124516552  XXX       $XXX      MI    5/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                       violations arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                     from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124516741  XXX       $XXX      DE    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               124516851  XXX       $XXX      CO    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Itemization does not disclose a settlement/closing fee of $XXX, a wire/funding                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        fee of $XXX and prepaid interest of -$XXX as prepaid finance charges as                                                                        Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        reflected on the hud.
XXX       XXX   XXX       XXX               124551184  XXX       $XXX      NJ    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
XXX       XXX   XXX       XXX               124551324  XXX       $XXX      OR    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124517428  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX               124524200  XXX       $XXX      MA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2018-09-XX): Received HELOC       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                     agreement and Mortgage. No exceptions to clear with           Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                       documentation provided.                                       State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124524639  XXX       $XXX      CT    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               124518014  XXX       $XXX      AL    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               124524368  XXX       $XXX      MD    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124524796  XXX       $XXX      PA    8/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124524442  XXX       $XXX      NC    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               124518988  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX               124524579  XXX       $XXX      VA    11/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124525012  XXX       $XXX      IL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               124519102  XXX       $XXX      NC    10/XX/2007 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124524747  XXX       $XXX      NY    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               124552111  XXX       $XXX      NJ    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               124519236  XXX       $XXX      UT    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX               124524839  XXX       $XXX      MT    12/XX/2008 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: HELOC Fee                                                                Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     Agreement did not disclose the Costs and Fees of $XXX at Account opening.                                                                      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               124519010  XXX       $XXX      VA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124520091  XXX       $XXX      VA    8/XX/2006  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124519629  XXX       $XXX      NC    9/XX/2006  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               124547208  XXX       $XXX      OH    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124520477  XXX       $XXX      PA    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124520126  XXX       $XXX      GA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124520290  XXX       $XXX      IL    6/XX/2006  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance -XXX: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
XXX       XXX   XXX       XXX               124520766  XXX       $XXX      PA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124525186  XXX       $XXX      AZ    12/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Notice of Right to Cancel provided, however Consumer's Signature is missing.                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               124527248  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Right to Cancel disclosure is not present in file.                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124528771  XXX       $XXX      CT    4/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               124526459  XXX       $XXX      CA    12/XX/1997 UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR HUD
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1998 used as disbursement date for compliance testing.                                                                                                                                                                                                         RTC not provided                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Deficiency
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/1997.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               124523295  XXX       $XXX      RI    5/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               124519468  XXX       $XXX      TX    1/XX/2008  Primary    Purchase                        3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
XXX       XXX   XXX       XXX               124518098  XXX       $XXX      SC    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX       XXX               124515500  XXX       $XXX      CO    2/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124554041  XXX       $XXX      CA    10/XX/2004 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         RTC not provided.                                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124522106  XXX       $XXX      OR    8/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                           Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         RTC document missing                                                                                                                           Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124515728  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
XXX       XXX   XXX       XXX               124521941  XXX       $XXX      MA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                   REVIEWER - GENERAL                                                        2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                               COMMENT (2018-09-XX):                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing signature                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                 Received HELOC agreement,                                                             [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          Mortgage and                                                                          [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                          modification. No                                                                      [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                          exceptions to clear with                                                              [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                          documentation provided.                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124522786  XXX       $XXX      IL    11/XX/2003 Primary    Construction-Permanent          2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.
XXX       XXX   XXX       XXX               124549949  XXX       $XXX      CA    7/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
XXX       XXX   XXX       XXX               124522617  XXX       $XXX      NJ    3/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
XXX       XXX   XXX       XXX               124523022  XXX       $XXX      PA    7/XX/2005  Investment Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124550776  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               124516002  XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               127160731  XXX       $XXX      FL    11/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124523682  XXX       $XXX      CA    8/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               124543907  XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124516736  XXX       $XXX      NM    4/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               did not disclose a Settlement fee of $XXX as a prepaid finance charge                                                                          X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124544289  XXX       $XXX      PA    3/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124524064  XXX       $XXX      IL    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124517804  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               124524243  XXX       $XXX      NJ    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124524324  XXX       $XXX      NY    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX               124545689  XXX       $XXX      MA    8/XX/2007  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                            REVIEWER - GENERAL                                                        2           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                                                                                                                                                                                                                          COMMENT (2018-09-XX):                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                          Received Note and                                                                     [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                          Mortgage. No exceptions                                                               [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                          to clear with                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
                                                                                                                                                                                                                                                                                                          documentation provided.
XXX       XXX   XXX       XXX               124545794  XXX       $XXX      TN    9/XX/2007  Second     Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124524718  XXX       $XXX      GA    10/XX/2007 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               124524688  XXX       $XXX      NY    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               124520036  XXX       $XXX      OR    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     State Compliance - Note Error: Note late charge percentage exceeds maximum per                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                              state: 10% late charge exceeds 5% maximum per state (OR).                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                                                                                                                                                                                                                                                                                State Compliance - Oregon Late Charge Percent Testing: 10% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                  5% maximum per state (OR).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124521074  XXX       $XXX      NH    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               124521751  XXX       $XXX      CA    9/XX/2007  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               124556095  XXX       $XXX      CT    8/XX/2002  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               124528779  XXX       $XXX      CT    3/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Not provided                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124529833  XXX       $XXX      VA    5/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     missing                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124522773  XXX       $XXX      MO    2/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124522216  XXX       $XXX      VA    9/XX/2007  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Borrower did not date signature.                                                                                                               Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
XXX       XXX   XXX       XXX               124523361  XXX       $XXX      IL    4/XX/2006  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124543132  XXX       $XXX      NJ    1/XX/2006  Primary    Purchase                        1                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX               124516873  XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX               124517406  XXX       $XXX      AL    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124517503  XXX       $XXX      NJ    5/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX               124517904  XXX       $XXX      NH    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124524282  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               124518900  XXX       $XXX      MO    1/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Closing / Title - Missing Document: HUD-1 Addendum not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an               Tested   TR Tested
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                involving the same creditor.
XXX       XXX   XXX       XXX               124546411  XXX       $XXX      IL    10/XX/2007 Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124515392  XXX       $XXX      CA    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124523227  XXX       $XXX      CA    10/XX/2005 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Incorrect Right To Cancel Form Used -G-7, G-8 or G-9 used on a Purchase HELOC Transaction: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.                                                                                                                                                                                                                                             rescind (3 additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used -G-7, G-8 or G-9 used on a Purchase HELOC Transaction: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a purchase transaction.
XXX       XXX   XXX       XXX               124516021  XXX       $XXX      CA    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124516133  XXX       $XXX      MA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               124517160  XXX       $XXX      MN    5/XX/2007  Primary    Purchase                        3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.                                                                                                                                                                                                                                                                      Required
XXX       XXX   XXX       XXX               124551268  XXX       $XXX      CO    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               124523915  XXX       $XXX      WA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - HELOC Fees Used For Testing: The variance includes line                                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         1400 on the HUD reflects the  Total Settlement Charges as $XXX but the column                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     total of fees is $XXX and does not reflect a Lender Credit as shown on the HELOC                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                               Agreement..
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               124545082  XXX       $XXX      HI    5/XX/2007  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Required
XXX       XXX   XXX       XXX               124545157  XXX       $XXX      PA    7/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124518207  XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               124518262  XXX       $XXX      PA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124518696  XXX       $XXX      CA    10/XX/2007 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124524857  XXX       $XXX      MA    8/XX/2008  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124519353  XXX       $XXX      OK    8/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124520373  XXX       $XXX      MN    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124520181  XXX       $XXX      PA    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124520140  XXX       $XXX      NY    3/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124521125  XXX       $XXX      NY    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               124521296  XXX       $XXX      ME    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               124524885  XXX       $XXX      NC    3/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               124524881  XXX       $XXX      NC    6/XX/2006  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Right to Cancel was provided but is not signed or dated.                                                                                       Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Miscellaneous Compliance - Unable to determine occupancy, compliance results                                                                   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         were generated using a defaulted value of Primary.: Unable to determine to                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     missing docs.                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               124525053  XXX       $XXX      SC    3/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC is missing from file                                                                                                                       Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                    Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal /                                                                                                                                                          [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Valuation Report Date: <empty> Appraisal is missing                                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124521349  XXX       $XXX      OR    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Oregon Late Charge Grace Period Testing: Grace period not                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                          Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state of OR-minimum grace period for OR loan is 15 days-note states                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         10 days.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                          Right to cancel is not present in file documents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124526326  XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC not signed                                                                                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               124521568  XXX       $XXX      FL    2/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC missing from file                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124521981  XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124554208  XXX       $XXX      CA    6/XX/2006  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC not found                                                                                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                               [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124554457  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Final Title Policy is missing. No evidence of title in                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     file.                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     The RTC in the file was not signed or dated.                                                                                                   Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                       Missing Final 1003.                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                Appraisal not provided                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               124527060  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Unable to determine.                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124554481  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Document not provided                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124554522  XXX       $XXX      CA    12/XX/2006 UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Missing.                                                                                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               124527121  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Unable to deternine                                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124522127  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC not provided                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124554775  XXX       $XXX      CA    2/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124555056  XXX       $XXX      NY    12/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         period is less than 15 day minimum per state (NY).                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                           state (NY) limit of 2%.                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124527729  XXX       $XXX      NY    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         period is less than 15 day minimum per state (NY).                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                              State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124549251            $XXX      MD    1/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Information was not found.                                                                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124555601  XXX       $XXX      PA    7/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Testing: 10 day grace period is less than 15 day minimum per state (PA)                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2001, prior to three (3) business days from transaction date of 07/XX/2001.
XXX       XXX   XXX       XXX               124521907  XXX       $XXX      NJ    4/XX/2003  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               124528544  XXX       $XXX      NJ    10/XX/2006 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        information.: Lien Position: 1
                                                                                                                                                        [3] Application / Processing - Missing Valuation:
XXX       XXX   XXX       XXX               124529396  XXX       $XXX      KS    7/XX/2005  Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX               124556961  XXX       $XXX      IL    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
XXX       XXX   XXX       XXX               124557314  XXX       $XXX      VA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              missing                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124529959  XXX       $XXX      VA    6/XX/2007  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Unable to determine                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124525014  XXX       $XXX      SC    2/XX/2006  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Missing Right to Cancel Notice                                                                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               124529847  XXX       $XXX      VA    5/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     UTD with available documentation.HELOC                                                                                                         Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124549374  XXX       $XXX      MA    10/XX/2006 Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC is missing                                                                                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      (UAL State)
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124522192  XXX       $XXX      NY    2/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period is less than 15 day minimum per state (NY).                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2% maximum per state (NY).                                                                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          RTC not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124522480  XXX       $XXX      MI    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Not provided.                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124521712  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Form missing                                                                                                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124521934  XXX       $XXX      CT    10/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Missing Documents                                                                                                                   3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Appraisal not provided.                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         or original loan amount, whichever applies.: Missing Appraisal                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Missing Documents                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124521606  XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              missing                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124519872  XXX       $XXX      NY    1/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124521779  XXX       $XXX      NY    5/XX/2004  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     missing ROR                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               124548966  XXX       $XXX      CA    11/XX/2003 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: .                                                                Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Appraisal not provided.                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] General - Missing Document: Stated not provided                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124528040  XXX       $XXX      MD    12/XX/2005 Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Missing ROR                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124518150  XXX       $XXX      AZ    7/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124548230  XXX       $XXX      TX    2/XX/2009  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                     Appraisal not provided.                                                                                                             3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.                                                                                                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                        State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.                                                                                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.                                                                                                                                                                                                                                                                                                                                                                 lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009                                                                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2008.                                                                                                                                                                                                                                             and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8).                                                                                                                                                                                                                                                                                                                             spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): This is a Secondary Market requirement by the GSEs and some investors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124549821  XXX       $XXX      LA    2/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
XXX       XXX   XXX       XXX               124522562  XXX       $XXX      WA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
XXX       XXX   XXX       XXX               124522520  XXX       $XXX      CA    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Missing Documents                                                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
XXX       XXX   XXX       XXX               124523091  XXX       $XXX      WA    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               1123721688 XXX       $XXX      VA    8/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
XXX       XXX   XXX       XXX               124550464  XXX       $XXX      PA    8/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124544679  XXX       $XXX      IL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3                                -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX               124551317  XXX       $XXX      FL    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124517695  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               124518403  XXX       $XXX      CO    9/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan.                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT (2018-09-XX): Received Mortgage,   State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent                             -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.                                                                                                                                                                                              Note and name affidavit. No exceptions to clear with          assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Colorado Consumer Credit Code (Second Lien Credit Score Disclosure Not Provided): Unable to test due to missing credit score disclosure information.                                                                                                                                                                                                                                                                                                                                              documents provided.                                           a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer Credit Code:  Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).                                                                                                                                                                                                                                                                                                                                            State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Colorado Consumer Credit Code (Second Lien Credit Score Disclosure Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               124518476  XXX       $XXX      PA    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX               127151532  XXX       $XXX      NC    11/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124524778  XXX       $XXX      MN    5/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if                                                                                                                                                       State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However,                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    applicable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            effective 8/XX/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.                                                                                                                                                                                                                           mortgage loan, there is the potential that secondary market participants may be adversely affected.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
XXX       XXX   XXX       XXX               124525212  XXX       $XXX      MA    7/XX/2009  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                             2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2018-09-XX): Received Note,       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                          Mortgage and title. No exceptions to clear with documents     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                       provided.                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                      particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124546560  XXX       $XXX      TX    2/XX/2007  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.                                                                                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
XXX       XXX   XXX       XXX               124548156  XXX       $XXX      TX    2/XX/2004  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Closing / Title - (Doc Error) HUD Error: Contract sales price is blank.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        No       TNR Testing Not
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               124521183  XXX       $XXX      FL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               124525075  XXX       $XXX      OR    8/XX/2005  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Oregon Late Charge Grace Period Testing: 10 day grade period                                                                Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     is less than 15 day minimum per state (OR).                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124521355  XXX       $XXX      AZ    10/XX/2006 Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Right to Cancel not provided.                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124521402  XXX       $XXX      AZ    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
XXX       XXX   XXX       XXX               124525644  XXX       $XXX      WA    1/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               124553965  XXX       $XXX      CA    6/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Right to cancel was not provided.                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124527082  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Unable to determine                                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124528338  XXX       $XXX      NJ    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for NJ is 15 days - note states 10 days                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    tests requiring an LTV were run off an assumed value of a contract sales price                                                                 securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the         or original loan amount, whichever applies.: Missing Appraisal                                                                                 ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                refinance was by the original creditor.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               124555864  XXX       $XXX      NJ    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New Jersey Home Loan (Late Charge): The 10 day grace period                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          is less than the 15 day minimum state NJ.                                                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124528987  XXX       $XXX      NJ    2/XX/2008  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          per state (NJ) - min grace period for NJ is 15 days - note states 10 days                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Right of Rescission not provided                                                                                                               securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               124522869  XXX       $XXX      IL    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124522037  XXX       $XXX      CA    10/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No appraisal provided                                                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not found                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124549174  XXX       $XXX      NY    1/XX/2006  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period is less than 15 day minimum per state of NY.                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2% maximum per state of NY.                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Right of Rescission was not available in review file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124522826  XXX       $XXX      MA    1/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                               Testing: The note states a late charge within 15 days of the payment due date of                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             3% of the amount of principal and interest. This is within state guidelines that                                                               Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                       states:   The amount of any late fee may not exceed 3% of the amount of                                                                        additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.                                                                                              principal and interest then overdue and may not include the amount of any
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                               periodic payment representing estimated tax payments.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
XXX       XXX   XXX       XXX               124515558  XXX       $XXX      CA    4/XX/2006  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               124523806  XXX       $XXX      NY    7/XX/2006  Second     Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                            Home       Other
XXX       XXX   XXX       XXX               124550869  XXX       $XXX      CT    5/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Not provided                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124516286  XXX       $XXX      MN    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other
XXX       XXX   XXX       XXX               124523717  XXX       $XXX      CO    8/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124523955  XXX       $XXX      SC    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                             2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Title / Lien Defect - Title Evidence is not a standard policy.: Title Evidence:                                                                                                                                                     [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          X, for these type of violations.
                                                                                                                                                        Attorney Opinion                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX       XXX               124523984  XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               124524013  XXX       $XXX      TN    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               124518523  XXX       $XXX      WA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                             -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               124524527  XXX       $XXX      NY    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124518626  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               124546053  XXX       $XXX      LA    11/XX/2007 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               124524724  XXX       $XXX      PA    11/XX/2007 Primary    Refinance Cash-out -            1                [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               124520420  XXX       $XXX      PA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Testing: 11 day grace period is less than 15 day minimum per state (PA).                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX       XXX               124520453  XXX       $XXX      FL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               126011216  XXX       $XXX      NC    3/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing information.: Lien Position: 1
                                                                                                                                                        [3] Application / Processing - Missing Valuation:
XXX       XXX   XXX       XXX               124525106  XXX       $XXX      AZ    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Right to Cancel not in file.                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124525210  XXX       $XXX      AZ    8/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124525720  XXX       $XXX      WA    2/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                               The RTC  document was not provided, missing from the loan file.                                                                                Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124525432  XXX       $XXX      FL    7/XX/2003  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Missing disclosures                                                                                                                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               127190002  XXX       $XXX      FL    11/XX/2004 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               124525455  XXX       $XXX      FL    12/XX/2004 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                    REVIEWER - GENERAL                                                        3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                               COMMENT (2018-09-XX):                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Not provided                                                                                                                                   Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                 Received Note and                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          Mortgage. No exceptions                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          to clear with documents                                                               [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                          provided.                                                                             [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124525809  XXX       $XXX      FL    4/XX/2006  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Unable to cure.                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124525899  XXX       $XXX      FL    9/XX/2006  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     The Right to Cancel was not provided.                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124553391  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124526001  XXX       $XXX      FL    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                               The RTC document is missing from the loan file.                                                                                                Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1025061205 XXX       $XXX      FL    5/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal was not provided.                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               124526461  XXX       $XXX      CA    3/XX/2001  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  no appraisal provided                                                                                                               3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC missing                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124526545  XXX       $XXX      CA    4/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         missing document                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124526731  XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              or original loan amount, whichever applies.: Appraisal not provided                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     Missing RTC                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124526788  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Missing.                                                                                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124526902  XXX       $XXX      CA    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The RTC was not found in the file.                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124554587  XXX       $XXX      CA    2/XX/2007  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Missing Documents                                                                                                                   3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided.                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         or original loan amount, whichever applies.: Missing Appraisal                                                                                 Federal Compliance - TILA HELOC - Impermissible Demand Feature: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Missing Documents                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124527256  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Information was not found.                                                                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124527333  XXX       $XXX      CA    9/XX/2007  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Not Provided to the file.                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124527315  XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               124527393  XXX       $XXX      CA    3/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not found                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124555176  XXX       $XXX      NY    5/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: Grace period not                                                                 Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         allowed per state (NY) - min grace period for NY is 15 days - note states 10                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              days                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: Late charge not allowed                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                           per state (NY) - max late charge for NY is 2% - note states 5%                                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               127165192  XXX       $XXX      NY    5/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Missing.                                                                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Not provided.                                                                                                                                   [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               124527957  XXX       $XXX      GA    3/XX/2007  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Right to cancel was not provided to verify.                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124528580  XXX       $XXX      PA    7/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Not provided                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                         [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        information.: Lien Position: 1                                                                                                                                                                                                          [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124528825  XXX       $XXX      NJ    11/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          less than 15 day minimum per state (NJ).                                                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
XXX       XXX   XXX       XXX               124556278  XXX       $XXX      MA    12/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         or original loan amount, whichever applies.: Unable to verify due to missing                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              information                                                                                                                                    State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          day grace period is less than 15X day minimum per state (MA).                                                                                  Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          Testing: 5% late charge exceeds 3% maximum per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                       Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.              Unable to determine due to missing documentation.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124557018  XXX       $XXX      IL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX               124530188  XXX       $XXX      VA    3/XX/2002  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                 Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002.
XXX       XXX   XXX       XXX               131955300  XXX       $XXX      VA    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Right to cancel not provided.                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124529915  XXX       $XXX      VA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         not provided for reiew                                                                                                                         Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124522188  XXX       $XXX      VA    10/XX/2006 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Missing                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124549173  XXX       $XXX      NY    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC was not provided.                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124518854  XXX       $XXX      NJ    2/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               124521469  XXX       $XXX      FL    7/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                   REVIEWER - GENERAL                                                        3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                               COMMENT (2018-09-XX):                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                 Received Note and                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          Mortgage. No exceptions                                                               [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          to clear with                                                                         [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                          documentation provided.                                                               [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               124521984  XXX       $XXX      MA    1/XX/2006  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               124521732  XXX       $XXX      AZ    3/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Signature and date not provided.                                                                                                               Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               1025060757 XXX       $XXX      FL    6/XX/2007  Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                   REVIEWER - GENERAL                                                        3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                           COMMENT (2018-09-XX):                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC not provided                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                               Received Note and                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                 Mortgage. No exceptions                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          to clear with                                                                         [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                          documentation provided.                                                               [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               124520437  XXX       $XXX      MA    4/XX/2004  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       1123650111 XXX       $XXX      NJ    1/XX/2013  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2013 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.                                                                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.                                                                                                                                                                                                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       1123721353 XXX       $XXX      CA    6/XX/2009  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1123649882 XXX       $XXX      NY    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1123723040 XXX       $XXX      CT    7/XX/2009  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  The file is missing the preliminary and final title.                                                                                2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Disbursement Date Missing: The file is missing the HUD1 and                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     The file is missing all applications.                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              any evidence of the disbursement date.                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               or original loan amount, whichever applies.: The file is missing appraisal and
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   any documentation to verify the value.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Missing: The file is missing the HELOC brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: The file is missing the HELOC important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Property Type Not Provided: I am not able to verify the property type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: RTC is missing from the file.
XXX       XXX   XXX       XXX     XXX       1123645622 XXX       $XXX      MD    6/XX/2007  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
XXX       XXX   XXX       XXX     XXX       1123646564 XXX       $XXX      OR    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       1123724428 XXX       $XXX      NJ    12/XX/2008 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Save New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.
XXX       XXX   XXX       XXX     XXX       1123648840 XXX       $XXX      MA    5/XX/2001  UTD        Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                       Miscellaneous Compliance - Unable to determine occupancy, compliance results     REVIEWER - GENERAL COMMENT (2018-12-XX): LNA Provided however Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR Note
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                were generated using a defaulted value of Primary.: missing 1003 and other docs  cannot use to clear missing Note.  Exception remains.                                                                                                                                                                                                                                                                                                               Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              to verify occupancy
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       1123649238 XXX       $XXX      NJ    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       1123649266 XXX       $XXX      MA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Late Charge Percent Testing: Late charge of 4%                                                                State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Title / Lien Defect - Title Evidence is not a standard policy.: Title Evidence:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              exceeds MA - maximum 3%.                                                                                                                       particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        Lender Intent                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TIL in                                                                 Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                           file indicated to be final,expected funding date same as disbursement and/or                                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                              note date but is not signed or dated by borrower                                                                                               violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 so cannot confirm that borrower received.                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.                                                                                                                                                                            disbursement and/or note date but is not signed or dated by borrower                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       1123723064 XXX       $XXX      MA    6/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1123647163 XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       1123724432 XXX       $XXX      NY    9/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       1123649924 XXX       $XXX      TX    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                             State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.                                                                                                                                                                                                                                                                                                                                                                 and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006                                                                                                                                                                                                                                                                                                                                              comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                                                                                                                                                                             any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): This is a Secondary Market requirement by the GSEs and some investors.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)                                                                                                                                                                                               note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       1123649720 XXX       $XXX      NM    12/XX/2008 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.                                                                                                                                                                                                                                                                                                                           involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       1123649805 XXX       $XXX      FL    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX     XXX       1123649943 XXX       $XXX      GA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                 Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing the RTC in acuity to verify core information                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125602946  XXX       $XXX      VA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Unable to determine due to missing disbursement date.                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125587914  XXX       $XXX      VA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX               XXX       125628117  XXX                 MA    6/XX/2000  Primary    UTD UTD                         3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            UTD      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX                         125600798  XXX       $XXX      CT    4/XX/2004  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003
                                                                                                                                                        [3] Application / Processing - Missing Valuation:
XXX       XXX   XXX                         125600388  XXX       $XXX      CT    9/XX/2003  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No title provided.                                                                                                                  3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Appraisal Not provided                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX               XXX       125597554  XXX       $XXX      CA    6/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The loan file is missing the RTC documents.                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125624877  XXX       $XXX      CA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX                         125596787  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Req'd comment                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                        [3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the                                                                                                                                                       [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all                                                                                                                                                  [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                        applicable compliance testing.                                                                                                                                                                                                          [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125596103  XXX       $XXX      CA    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Required                                                                                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125622810  XXX       $XXX      CA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: .                                                                Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125594485  XXX       $XXX      CA    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX                         125593938  XXX       $XXX      FL    7/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing RTC from loan file.                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125593734  XXX       $XXX      FL    4/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Missing form on file.                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125593558  XXX       $XXX      FL    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC is not signed.                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX               XXX       125593471  XXX       $XXX      FL    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Not provided                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125592232  XXX       $XXX      WA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX                         125590871  XXX       $XXX      NC    4/XX/2007  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Notice of Right to Cancel not provided.                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX                         125586351  XXX       $XXX      MA    1/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Late Charge Percent Testing: 4% late charge                                                                   State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     exceeds 3% maximum per state (MA).                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       125585539  XXX       $XXX      SC    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                          claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         125611099  XXX       $XXX      MD    10/XX/2006 Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX               XXX       125583719  XXX       $XXX      VA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX               XXX       125583584  XXX       $XXX      WA    12/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        not provided                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX                         125590595  XXX       $XXX      GA    5/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       125590571  XXX       $XXX      CA    4/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX                         125581692  XXX       $XXX      MD    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                             2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX               XXX       125581625  XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation
XXX       XXX   XXX               XXX       125590255  XXX       $XXX      MD    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX                         125581518  XXX       $XXX      AZ    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         125581389  XXX       $XXX      MN    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/XX/07, although there                         -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 10.15513% or Final Disclosure APR of 10.16400% is in excess of allowable threshold of USTreasury 4.7200% + 5%, or 9.72000%.  Compliant Subprime Loan.                                                                                                                                                                                                                                                                                         does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             potential that secondary market participants may be adversely affected.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         125590106  XXX       $XXX      NY    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX               XXX       125608627  XXX       $XXX      FL    8/XX/2007  Investment Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX                         125581166  XXX       $XXX      OR    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Valuation:
XXX       XXX   XXX               XXX       125581002  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            1                [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       125580919  XXX       $XXX      MD    8/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX                         125580457  XXX       $XXX      TX    5/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
XXX       XXX   XXX               XXX       125589523  XXX       $XXX      AL    6/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         125589453  XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         125579229  XXX       $XXX      PA    6/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         125579111  XXX       $XXX      NV    5/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX               XXX       125589027  XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         125616366  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       125588997  XXX       $XXX      CO    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                             2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         125588917  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         125616169  XXX       $XXX      CO    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                             2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX               XXX       125588651  XXX       $XXX      OH    2/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX               XXX       125588546  XXX       $XXX      MD    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
XXX       XXX   XXX                         125588450  XXX       $XXX      MI    7/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       125587775  XXX       $XXX      NC    7/XX/2004  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX                         125587668  XXX       $XXX      OK    3/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       125577503  XXX       $XXX      NJ    4/XX/2003  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
XXX       XXX   XXX               XXX       125588038  XXX       $XXX      CO    4/XX/2003  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             RTC is missing                                                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125587967  XXX       $XXX      PA    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX               XXX       125588073  XXX       $XXX      CA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX               XXX       125616094  XXX       $XXX      CT    1/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX               XXX       125578491  XXX       $XXX      MD    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
XXX       XXX   XXX                         125578169  XXX       $XXX      SC    11/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX                         125589212  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
XXX       XXX   XXX                         125579314  XXX       $XXX      MD    7/XX/2007  Primary    Purchase                        1                [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX                         125580738  XXX       $XXX      TX    7/XX/2007  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX                         125589746  XXX       $XXX      MN    8/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       125608011  XXX       $XXX      KS    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
XXX       XXX   XXX                         125581042  XXX       $XXX      CT    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX                         125590313  XXX       $XXX      IL    11/XX/2007 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX                         125617703  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX               XXX       125590457  XXX       $XXX      SC    3/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.                                                                                                                                                                                                                                                                                                                           claims.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         125581913  XXX       $XXX      CA    6/XX/2008  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX                         125582944  XXX       $XXX      VA    7/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Valuation:                                       Appraisal not provided.                                                                                                             2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       125583460  XXX       $XXX      IL    8/XX/2006  Primary    Purchase                        3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 County Compliance - (County High Cost) Cook County Threshold Loan (Calculated APR/Rate): Cook County Threshold - If a threshold loan violates certain provisions, it is considered a predatory loan.  Lenders that make predatory loans may not be awards contracts with the                 Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] County Compliance - (County High Cost) Cook County Threshold Loan (Calculated APR/Rate): Cook County Predatory Lending Ordinance: APR Threshold is exceeded by .14420%. APR of 13.24420% exceeds a threshold of 13.10000% based on the US Treasury for comparable maturities of 5.10000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.                                                                                                                                                                                                            County of Cook.                                                                                                                                                                                                                                                                                       Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX                         125585091  XXX       $XXX      IL    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX                         125585680  XXX       $XXX      NH    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       125585701  XXX       $XXX      CA    7/XX/2007  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                            Home       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:
XXX       XXX   XXX                         125585761  XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX                         1123649607 XXX       $XXX      IL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX                         125591444  XXX       $XXX      AZ    2/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Missing RTC                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125591514  XXX       $XXX      AZ    2/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal missing from loan file.                                                                                                   2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Missing RTC from loan file.                                                                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125592682  XXX       $XXX      WA    8/XX/2000  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - Note Error: Note grace period days less than minimum per                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              state: 8 day grace period is less than 10 day minimum per state (WA).                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          Not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - Note Error: Note grace period days less than minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125592677  XXX       $XXX      FL    8/XX/2005  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX                         125613922  XXX       $XXX      CA    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not found in file                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125586651  XXX       $XXX      CA    11/XX/2005 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The RTC is missing from the loan file.                                                                                                         Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125595389  XXX       $XXX      CA    2/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     The RTC documentation was not provided.                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125595415  XXX       $XXX      CA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Missing RTC                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125596044  XXX       $XXX      CA    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                     Appraisal Not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to cancel was not in the file                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125595833  XXX       $XXX      CA    5/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The RTC is missing from the loan file.                                                                                                         Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125597472  XXX       $XXX      CA    2/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       125597457  XXX       $XXX      CA    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC missing                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125598873  XXX       $XXX      IL    9/XX/2006  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Missing RTC                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       125598855  XXX       $XXX      MD    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Missing RTC                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125598955            $XXX      MD    2/XX/2007  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC was not located in the loan file.                                                                                                          Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125599216  XXX       $XXX      MD    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No appraisal report provided.                                                                                                       2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing RTC                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       125599339  XXX       $XXX      TN    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Missing the RTC on file.                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         125601252  XXX       $XXX      MI    5/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Appraisal Not provided                                                                                                              3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     The RTC is missing.                                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125618677  XXX       $XXX      OR    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Oregon Late Charge Grace Period Testing: 10 day Grace period                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              exceeds with 15 maximum per state(OR)                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                              Missing
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587879  XXX       $XXX      NY    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       125587993  XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
XXX       XXX   XXX       XXX     XXX       125588047  XXX       $XXX      CA    2/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
XXX       XXX   XXX       XXX     XXX       125588064  XXX       $XXX      OR    2/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
XXX       XXX   XXX       XXX     XXX       125588122  XXX       $XXX      CA    4/XX/2005  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       125588129  XXX       $XXX      MI    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125588308  XXX       $XXX      CA    7/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
XXX       XXX   XXX       XXX     XXX       125588332  XXX       $XXX      PA    7/XX/2005  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       125577616  XXX       $XXX      KS    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in the file.                                                                              2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX     XXX       125588456  XXX       $XXX      CA    7/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       125588462  XXX       $XXX      NH    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX     XXX       125588511  XXX       $XXX      MO    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
XXX       XXX   XXX       XXX     XXX       125577942  XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125616229  XXX       $XXX      AZ    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
XXX       XXX   XXX       XXX     XXX       125578225  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       125578656  XXX       $XXX      MN    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
XXX       XXX   XXX       XXX     XXX       125578682  XXX       $XXX      WA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
XXX       XXX   XXX       XXX     XXX       125589190  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125578797  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       125579054  XXX       $XXX      AZ    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                involving the same creditor.
XXX       XXX   XXX       XXX     XXX       125579087  XXX       $XXX      NJ    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125579583  XXX       $XXX      CT    4/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125579290  XXX       $XXX      NJ    6/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       125579412  XXX       $XXX      MD    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125579510  XXX       $XXX      FL    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125579595  XXX       $XXX      IL    4/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Home Improvement
XXX       XXX   XXX       XXX     XXX       125579579  XXX       $XXX      OR    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125589312  XXX       $XXX      CA    5/XX/2007  Investment Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125579943  XXX       $XXX      CA    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125580076  XXX       $XXX      CA    6/XX/2007  Second     Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                            Home       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               are under disclosed by $XXX due to the settlement fee of $XXX not being included as a prepaid finance charge per the itemization of amount financed.
XXX       XXX   XXX       XXX     XXX       125580088  XXX       $XXX      TN    11/XX/2007 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125580155  XXX       $XXX      CT    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final                                                                                  2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                       Title".
XXX       XXX   XXX       XXX     XXX       125607558  XXX       $XXX      TX    6/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX     XXX       125589597  XXX       $XXX      PA    7/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       125617037  XXX       $XXX      NJ    6/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       125589703  XXX       $XXX      FL    6/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       125589763  XXX       $XXX      NV    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       125580660  XXX       $XXX      PA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              violations.
XXX       XXX   XXX       XXX     XXX       125608226  XXX       $XXX      OH    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.                                                                                                                                                                                                                                                  State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                                                                                                                                                                                                                 defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
XXX       XXX   XXX       XXX     XXX       125608349  XXX       $XXX      FL    8/XX/2007  Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home)                                                                                                                                                                        Federal Compliance - Disparity in Occupancy: The declarations section of 1003                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     reflects the borrower intends to occupy the subject property as a primary residence, but page 1 of the final 1003 and lock agreement reflect second home occupancy.  Compliance testing completed using occupancy of Primary with no high cost impact.
XXX       XXX   XXX       XXX     XXX       125581033  XXX       $XXX      PA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX     XXX       125581226  XXX       $XXX      IL    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       125581432  XXX       $XXX      IL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125608862  XXX       $XXX      AZ    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX     XXX       125608890  XXX       $XXX      MO    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125590246  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125581501  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       125617628  XXX       $XXX      GA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125581577  XXX       $XXX      NY    11/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       125581673  XXX       $XXX      AZ    12/XX/2007 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.                                                                                                                                                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               determine underdisclosure as the file did not contain an itemization of amount                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        financed.
XXX       XXX   XXX       XXX     XXX       125590389  XXX       $XXX      VA    1/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX     XXX       125581711  XXX       $XXX      IN    3/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125590515  XXX       $XXX      CA    3/XX/2008  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125582639  XXX       $XXX      VT    12/XX/2007 Second     Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                            Home                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       125582837  XXX       $XXX      CA    4/XX/2006  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       125583257  XXX       $XXX      MA    6/XX/2009  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Title".                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         Indeterminable
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided Used document print date of 6/XX/2009.                                                                                                          [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                             (UAL State)
                                                                                                                                                        [3] Closing / Title - Note Error: Note date is blank.                                                                                                                                                                                   [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable                 disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125584173  XXX       $XXX      IL    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                        [3] Document Error - Missing Documentation: Complete non-subject financing information                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        was not found in file.: Lien Position: 1 Non-subject loan terms =  Loan Amount: $XXX;                                                                                                                                                   [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                        Concurrent or Existing Lien:  Existing Lien;      Current P&I:  $XXX;   Current                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                        Balance:
                                                                                                                                                        [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.
XXX       XXX   XXX       XXX     XXX       125585135  XXX       $XXX      NJ    7/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 days grace period is                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than the 15 days minimum per state of NJ.                                                                                                 creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
XXX       XXX   XXX       XXX     XXX       125584841  XXX       $XXX      NJ    1/XX/2006  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title.                                                                                          3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       125584870  XXX       $XXX      GA    8/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title"                                                                                        [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
XXX       XXX   XXX       XXX     XXX       125585491  XXX       $XXX      FL    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       125585816  XXX       $XXX      NY    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 4% late charge exceeds                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2% maximum per state (NY)                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125586516  XXX       $XXX      CA    8/XX/2008  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       125618141  XXX       $XXX      NC    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing the RTC.                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125590764  XXX       $XXX      SC    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary Tile of Final                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC is not in file.                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - South Carolina Late Charge Amount Testing: $XXX charge                                                                      State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          exceeds $XXX maximum per state (SC).                                                                                                           to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                                                                                                                                                                             claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability:  The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          has a right in action, other than a class action, to recover from the lender or party charged with the violation.  It appears that assignees and purchasers would be subject to this liability.  Damages can include actual damages, and a penalty of not less than $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                             not more than $XXX for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act.  Costs and attorney fees may also be awarded.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586510  XXX       $XXX      PA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Testing: 10 day grace period is less than 15 day minimum for state of PA.                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          Not  in file
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125590956  XXX       $XXX      NC    10/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         The Right To Cancel was not provided.                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125591001  XXX       $XXX      NC    11/XX/2007 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         File does not contain the Right to Cancel                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125591220  XXX       $XXX      OR    12/XX/2003 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC in file.                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125591190  XXX       $XXX      OR    5/XX/2006  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Oregon Late Charge Grace Period Testing: 10 day grace period                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              is less than 15 day minimum per state of Oregon                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                              Missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125618627  XXX       $XXX      OR    7/XX/2006  UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Oregon Late Charge Grace Period Testing: 10 day grace period                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         is less than 15 day minimum per state (OR).                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Unable to verify the RTC Signature Date due to missing core documents in acuity
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125591373  XXX       $XXX      OR    9/XX/2005  UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Oregon Late Charge Grace Period Testing: 10 day grace period                                                                Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     is less than 15 day minimum per state (OR).                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel not provided.                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125586162  XXX       $XXX      AZ    12/XX/2004 UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Right to Cancel not provided.                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125586535  XXX       $XXX      AZ    12/XX/2004 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing.                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125618794  XXX       $XXX      AZ    2/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC is missing.                                                                                                                                Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125619109  XXX       $XXX      NV    4/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       125592032  XXX       $XXX      WA    7/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: .                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125592050  XXX       $XXX      WA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Not provided in file                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586271  XXX       $XXX      FL    5/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Right of recission is missing                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Document Error - Missing Documentation: Complete non-subject financing information                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        was not found in file.: Lien Position: 1 Non-subject loan terms =  Loan Amount: $XXX;                                                                                                                                                   [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Concurrent or Existing Lien:  Existing Lien;      Current P&I:  ;   Current Balance:                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                        $XXX                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125593115  XXX       $XXX      FL    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel was not provided.                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586296  XXX       $XXX      FL    10/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC is not in file                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586264  XXX       $XXX      FL    10/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       125593314  XXX       $XXX      FL    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC missing                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125592934  XXX       $XXX      FL    12/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final                                                                                  3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Title".                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     file does not contain an RTC                                                                                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125620382  XXX       $XXX      FL    2/XX/2006  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              missing right to cancel                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                             [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125586324  XXX       $XXX      FL    8/XX/2007  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         RTC not provided in loan documents.                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125620531  XXX       $XXX      FL    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Not provided                                                                                                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125586723  XXX       $XXX      FL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing RTC                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125593696  XXX       $XXX      FL    6/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Truth in Lending Act: Unable to test Right to Cancel due to missing information.                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125593347  XXX       $XXX      FL    7/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contained preliminary or final Title                                                                                  2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Right to Cancel is missing from file                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125620775  XXX       $XXX      FL    7/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  The file does not contain either Preliminary or Final                                                                               3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC not provided in file.                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586325  XXX       $XXX      FL    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125593528  XXX       $XXX      FL    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Prelininary or Final Title in file.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: .                                                                Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586398  XXX       $XXX      FL    3/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Truth in Lending Act: Unable to test Right to Cancel due to missing information.                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586405  XXX       $XXX      FL    4/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing Right to Cancel, not in the file.                                                                                                      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125593776  XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not in file.                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125593824  XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Missing                                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Missing                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             or original loan amount, whichever applies.: Missing                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX     XXX       125621534  XXX       $XXX      FL    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX     XXX       125621543  XXX       $XXX      FL    5/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         document missing                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Miscellaneous Compliance - Unable to determine occupancy, compliance results                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             were generated using a defaulted value of Primary.: insufficient documentation                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                              in file to confirm                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125594677  XXX       $XXX      ID    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Idaho Late Charge Grace Period Testing: 10 day grace period                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              is less than the 15 days minimum per state - ID.                                                                                               State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.                                                                                                                                                                                                                                   Loan date 4/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Idaho Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586442  XXX       $XXX      CA    3/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Missing                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586849  XXX       $XXX      CA    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         1003 or RTC in file                                                                                                                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586559  XXX       $XXX      CA    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125613947  XXX       $XXX      CA    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing Right to Cancel                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125622419  XXX       $XXX      CA    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Missing from file.                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586608  XXX       $XXX      CA    3/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Verified                                                                                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125613981  XXX       $XXX      CA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The RTC was not provided in the file.                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595089  XXX       $XXX      CA    4/XX/2005  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     Parties: Right to Rescind provided is unsigned.                                                                                                Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                refinance was by the original creditor.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125622477  XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
XXX       XXX   XXX       XXX     XXX       125586664  XXX       $XXX      CA    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing from file.                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125622585  XXX       $XXX      CA    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The TIL was not found; nor was the Right for Rescission.                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595254  XXX       $XXX      CA    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing the RTC.                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595657  XXX       $XXX      CA    10/XX/2005 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              missing in loan file                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                   [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125587061  XXX       $XXX      CA    12/XX/2005 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Final Title for subject loan was not provided in the loan                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     file.                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Not provided in the subject file.                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125622739  XXX       $XXX      CA    1/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     File does not contain either Preliminary or Final Title.                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125622763  XXX       $XXX      CA    1/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel document is missing.                                                                                                           Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595424  XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing the RTC                                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595598  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX     XXX       125623029  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX     XXX       125586740  XXX       $XXX      CA    6/XX/2003  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided.                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125623069  XXX       $XXX      CA    11/XX/2003 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  There is no evidence of Preliminary or Final title in                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     documents.                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              TIl in file UTD                                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       131955334                      CA                                                          3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains        REVIEWER - GENERAL COMMENT (2018-12-XX): Lost Note Affidavit                                                                                                                                                                                                                                                                                               UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.                                      provided.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX     XXX       125623191  XXX       $XXX      CA    5/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: no                                                               Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              evidence of occupancy                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                               [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587165  XXX       $XXX      CA    6/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Cannot determine if loan was used to purchase or refinance.                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595798  XXX       $XXX      CA    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595841  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595885  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Missing Right to Cancel disclosure.                                                                                                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595911  XXX       $XXX      CA    10/XX/2007 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  The file does not contain either Preliminary or Final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The loan file did not contain a disbursement date nor a Right to Cancel.                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595934  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125623380  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             missing signature                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125596036  XXX       $XXX      CA    5/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              UTD                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596057  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right of Rescission not signed or dated                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Days From Transaction Date: 07/XX/2006                                                                                                         violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125596512  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC is missing.                                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596144  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         or original loan amount, whichever applies.: No appraisal or value provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       RTC not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1026131386 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Document not provided.                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125623605  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: no                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC in the file                                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125623721  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125596319  XXX       $XXX      CA    9/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    The Right to Cancel was not provided.                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596767  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              not in file                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596393  XXX       $XXX      CA    10/XX/2006 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Unable to determine occupancy status.                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125586844  XXX       $XXX      CA    1/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                   General - Incomplete Document: Right to Cancel (RTC) is incomplete: Form is not                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         dated or signed.                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Form is not signed or dated.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596627  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to  Rescind document was not captured.                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596714  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Document not provided                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596777  XXX       $XXX      CA    5/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right of rescission is missing                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125597326  XXX       $XXX      CA    5/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC not provided.                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596991  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                              Not in file                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125597382  XXX       $XXX      CA    6/XX/2007  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              missing in loan file                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125624413  XXX       $XXX      CA    6/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing from file.                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125597124  XXX       $XXX      CA    7/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC was not provided.                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125597134  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: no                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              evidence of occupancy                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125597181  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       125597607  XXX       $XXX      CA    8/XX/2007  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided in file.                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125624742  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             or original loan amount, whichever applies.: Unable to verify due to missing                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         information                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX     XXX       125597386  XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel document was not captured.                                                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125597829  XXX       $XXX      CA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing Right to Cancel                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125597432  XXX       $XXX      CA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The RTC was not proviided.                                                                                                                     Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125625013  XXX       $XXX      NY    3/XX/2003  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         or original loan amount, whichever applies.: Missing all docs pertaining to                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          value for this file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.
XXX       XXX   XXX       XXX     XXX       125597884  XXX       $XXX      NY    5/XX/2006  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period not                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         allowed per state (NY) - min grace period for NY is 15 days - note states 10                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                              days
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        State Compliance - New York Late Charge Percent Testing: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                per state (NY) - max late charge for NY is 2% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       RTC not in the file
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125587012  XXX       $XXX      NY    3/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 days grace                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than the 15 days required for NY.                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             the 2% maximum per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        RTC is not present
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586961  XXX       $XXX      NY    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period does not meet minimum 15 day requirement for the state of NY.                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: Greater of 5% of $XXX                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    exceeds 2% maximum for the state of NY.                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
XXX       XXX   XXX       XXX     XXX       125597974  XXX       $XXX      NY    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (NY).                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                              2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                Document not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598048  XXX       $XXX      NY    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         period is less than 15 day minimum per state (NY)                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                              2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                RTC was not provided in the file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598090  XXX       $XXX      NY    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period not                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (NY) - min grace period for NY is 15 days - note states 10                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         days
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                              State Compliance - New York Late Charge Percent Testing: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        per state (NY) - max late charge for NY is 2% - note states the greater of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                or 5%
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           Document not provided.
XXX       XXX   XXX       XXX     XXX       125598071  XXX       $XXX      NY    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (NY)                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                              2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                RTC not provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598099  XXX       $XXX      NY    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2% maximum per State (NY)                                                                                                                      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).                                                                                                                                                                                                                                                                                            Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Missing from file.                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598148  XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Not found in file.                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Could not be found.                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125614383  XXX       $XXX      NY    5/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              missing in loan file                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125598176  XXX       $XXX      NY    8/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day required for state of NY.                                                                                           Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: Greater of $XXX or 5%                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     late charge exceeds 2% maximum in state of NY.                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          Right to Cancel document was not captured
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598281  XXX       $XXX      NY    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than the 15 day minimum per state - NY.                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                              the 2% maximum per state - NY.                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX     XXX       125587465  XXX       $XXX      GA    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598443  XXX       $XXX      GA    2/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                               Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel is missing from file.                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125625945  XXX       $XXX      GA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              HELOC N/A                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125599043  XXX       $XXX      GA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX     XXX       125598651  XXX       $XXX      DC    4/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel not provided.                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125587087  XXX       $XXX      MD    3/XX/2007  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC in file.                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125599097  XXX       $XXX      MD    9/XX/2006  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not in the file. Transaction type: UTD.                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125599064  XXX       $XXX      MD    11/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: .                                                                Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587147  XXX       $XXX      MD    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC in the file.                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125626620  XXX       $XXX      MD    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX     XXX       125599260  XXX       $XXX      MD    1/XX/2008  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125614516  XXX       $XXX      TN    4/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         or original loan amount, whichever applies.: No Value provided for this                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              transaction                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             RTC document was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125599404  XXX       $XXX      TN    8/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       125599398  XXX       $XXX      PA    5/XX/2002  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Testing: Pennsylvania requires a grace period of 15 days. Note reflects a grace                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          period of 10 days.                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                   Right to Cancel is missing from file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125599605  XXX       $XXX      NJ    8/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587192  XXX       $XXX      NJ    10/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period less                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          than 15 day minimum per state (NJ).                                                                                                            creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Missing RTC                                                                                                                                    securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125627137  XXX       $XXX      NJ    10/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state (NJ).                                                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC not provided.                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125627167  XXX       $XXX      NJ    12/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  There is no evidence of Preliminary or Final title in                                                                               3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     documents.                                                                                                                                      [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          RTC is missing.                                                                                                                                creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125627298  XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         The RTC wasn't signed.                                                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       125627406  XXX       $XXX      NJ    1/XX/2007  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing RTC, UTD purpose.                                                                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125627569  XXX       $XXX      RI    7/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       125627678  XXX       $XXX      NH    9/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC is not in file..                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125600404  XXX       $XXX      CT    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of  Preliminary of Final Title in file.                                                                                 2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       125627865  XXX       $XXX      CT    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel document was not captured.                                                                                                     Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125600590  XXX       $XXX      NJ    4/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in file.                                                                                  3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         RTC not in file                                                                                                                                creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125600858  XXX       $XXX      MA    3/XX/2000  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Not found in the file.                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1999.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587280  XXX       $XXX      MA    9/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in file.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    RTC not found.                                                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125601333  XXX       $XXX      MA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Prelininary or Final Title in file.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing:                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Grace period min not allowed per state (MA) - min grace period for MA is 15 days                                                               State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      - note states 10                                                                                                                               particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                       Testing: 5% late charge exceeds 3% maximum per state (MA)                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: .
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125628343  XXX       $XXX      MA    10/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              day grace period is less than 15 day minimum per state of Massachusetts.                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     Testing: 5% late charge exceeds 3% maximum per state of Massachusetts                                                                          State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Missing                                                                                                                                        Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125601039  XXX       $XXX      MA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in file.                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              day grace period is less than the 15 day minimum per state (MA).                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Testing: 5% late fee exceeds the 3% maximum per state (MA).                                                                                    additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the                                                                                                                                                        particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                refinance was by the original creditor.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125601052  XXX       $XXX      MA    11/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             day grace period is less than 15 day minimum per state of Massachusetts                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Testing: 5% late charge exceeds 3% maximum per state of Massachusetts                                                                          particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125601107  XXX       $XXX      MA    1/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in file.                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              day grace period is less than 15 day minimum per state(MA)                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Testing: 5% late charge exceeds the lesser of 10% or $XXX maximum per state (MA)                                                               Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                       There is No RTC in file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125601073  XXX       $XXX      MA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Prelininary or Final Title in file.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         day grace period is less than 15 day minimum per state (MA)                                                                                    State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          Testing: 5% late charge exceeds 3% maximum per state (MA)                                                                                      Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
XXX       XXX   XXX       XXX     XXX       125601177  XXX       $XXX      MA    9/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing:                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Grace period: Grace period of 10 days is less than 15 days minimum per state                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         (MA).                                                                                                                                          State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Testing: Late fee of 5% exceeds maximum of 3% per state (MA).                                                                                  Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                       Missing Right of Rescission
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125628604  XXX       $XXX      MA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Prelininary or Final Title in file.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         day grace period is less than 15 day minimum per state (MA)                                                                                    State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          Testing: 5% late charge exceeds 3% maximum per state (MA)                                                                                      Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                       Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: .                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125628836  XXX       $XXX      FL    3/XX/2005  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125602031  XXX       $XXX      NY    7/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% is more that max 2%                                                                Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed by State (NY)                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                              Verified
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125629534  XXX       $XXX      IL    5/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  The file does not contain either Preliminary or Final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided.                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602126  XXX       $XXX      NM    2/XX/2006  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in file.                                                                                  3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Disbursement Date Missing: .                                                                                              State Compliance - New Mexico Tangible Net Benefit Test: Purchasers and assignees are subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. In addition, because the Act provides that a violation of the Act                     Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information.                                                                                                                                                                                                                       Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  constitutes an unfair or deceptive trade practice pursuant to the Unfair Practices Act, creditors and their assignees would presumably also be subject to the penalty provision of that law.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Not provided.                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602149  XXX       $XXX      NM    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  All title policy information is missing from the loan                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     file.                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC is not in file.                                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125602189  XXX       $XXX      NM    6/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Final 1003 not provided.                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX     XXX       125602280  XXX       $XXX      VA    5/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in file.                                                                                  3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587509  XXX       $XXX      VA    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Note in file                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125629704  XXX       $XXX      VA    2/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel is missing from the file.                                                                                                      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602349  XXX       $XXX      VA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in file                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         or original loan amount, whichever applies.: No Value provided                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                              Not in file
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602372  XXX       $XXX      VA    3/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in file                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided in file.                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602342  XXX       $XXX      VA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     No 1003 in file                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         or original loan amount, whichever applies.: No appraisal in file                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                              1003 in file
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602381  XXX       $XXX      VA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC not provided.                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602390  XXX       $XXX      VA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  The file does not contain either Preliminary or Final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Unable to locate a Right to Cancel in the loan file.                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587567  XXX       $XXX      VA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing required information.                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125602450  XXX       $XXX      VA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Prelininary or Final Title in file.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC not provided                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125629906  XXX       $XXX      DC    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided in file.                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602601  XXX       $XXX      VA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Verified                                                                                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602570  XXX       $XXX      VA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC missing                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125603108  XXX       $XXX      NC    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         missing ROR                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587586  XXX       $XXX      PA    2/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Missing                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587612  XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX     XXX       125587760  XXX       $XXX      MI    2/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       125588207  XXX       $XXX      NJ    8/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
XXX       XXX   XXX       XXX     XXX       125615415  XXX       $XXX      CT    2/XX/2005  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125588542  XXX       $XXX      NJ    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
XXX       XXX   XXX       XXX     XXX       125588427  XXX       $XXX      CA    8/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       125588515  XXX       $XXX      CA    9/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
XXX       XXX   XXX       XXX     XXX       125588531  XXX       $XXX      CA    9/XX/2005  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       125588599  XXX       $XXX      NJ    3/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
XXX       XXX   XXX       XXX     XXX       125577919  XXX       $XXX      MA    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Massachusetts unfair and deceptive acts and practices statute.
XXX       XXX   XXX       XXX     XXX       125578059  XXX       $XXX      TX    1/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       125588813  XXX       $XXX      NJ    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
XXX       XXX   XXX       XXX     XXX       125588858  XXX       $XXX      NY    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       125588913  XXX       $XXX      NJ    5/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
XXX       XXX   XXX       XXX     XXX       125578192  XXX       $XXX      NH    7/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       125578620  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125588938  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX       XXX     XXX       125588943  XXX       $XXX      FL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       125578766  XXX       $XXX      CT    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX       XXX     XXX       125588970  XXX       $XXX      AZ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX       XXX     XXX       125589028  XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125578484  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX     XXX       125589102  XXX       $XXX      IL    11/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       125616464  XXX       $XXX      AZ    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: Truth in Lending Act: Notice of Right to Cancel was executed on the G-6 or G-9 form.  Elevate to Compliance for review.                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  (3 additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125578704  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       125589260  XXX       $XXX      WA    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
XXX       XXX   XXX       XXX     XXX       125578851  XXX       $XXX      CT    1/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125579048  XXX       $XXX      MI    3/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       125589263  XXX       $XXX      IL    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX     XXX       125589321  XXX       $XXX      NJ    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
XXX       XXX   XXX       XXX     XXX       125579281  XXX       $XXX      OH    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.                                                                                                                                                                                                                                                                                              or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.                                                                                                                                                                                                                                                                                              purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                              The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                                                                                                                                                                                                                 reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
XXX       XXX   XXX       XXX     XXX       125589699  XXX       $XXX      NM    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX     XXX       125606893  XXX       $XXX      CT    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125579688  XXX       $XXX      MA    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.                                                                                                                                                                                                                                              Federal Compliance - High Cost Indicator Test: Worksheet indicates loan fails MA                                                               State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      High Cost Fees test by $XXX                                                                                                                    particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125579693  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               did not disclose an document signing fee of $XXX as prepaid finance charge.
XXX       XXX   XXX       XXX     XXX       125579672  XXX       $XXX      NJ    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125580222  XXX       $XXX      PA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125579782  XXX       $XXX      WA    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125589404  XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA in loan file                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                       indicates it was delivered to the borrower on the date of closing, which is                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        5/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Disclosure Not Provided Within 3 Business Days of Application: The  Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (3) business days of application, which makes information incorrect for testing purposes.
XXX       XXX   XXX       XXX     XXX       125579824  XXX       $XXX      CO    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125589803  XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125589536  XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125589613  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
XXX       XXX   XXX       XXX     XXX       125589706  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
XXX       XXX   XXX       XXX     XXX       125580416  XXX       $XXX      IL    6/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       125589834  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       125589895  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125580842  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       125589975  XXX       $XXX      CO    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125581115  XXX       $XXX      NH    8/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125581260  XXX       $XXX      GA    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125590180  XXX       $XXX      PA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       125608751  XXX       $XXX      WV    10/XX/2007 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125581488  XXX       $XXX      AL    10/XX/2007 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.44184% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .44184%).                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX     XXX       125608911  XXX       $XXX      RI    10/XX/2007 Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.                                                                                                                                                                                                                                                                                                                                    State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure                          State - NC
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.                                                                                                                                                                                                                                                                                                                                                                                                 or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125581567  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125590385  XXX       $XXX      PA    1/XX/2008  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No Title Policy or commitment found in the loan file.                                                                               2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                            Home       Other
XXX       XXX   XXX       XXX     XXX       125617814  XXX       $XXX      VT    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX     XXX       125581749  XXX       $XXX      NY    1/XX/2008  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125590430  XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX     XXX       125590566  XXX       $XXX      MN    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX     XXX       125581795  XXX       $XXX      PA    9/XX/2010  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.53850% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR 3.92% + 3.5%, or X%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                             parties: TIL appears to be final but not signed nor initialed by borrower                                                                      Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 08/XX/2010, GFE Date: 09/XX/2010                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2010.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.                                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125590631  XXX       $XXX      CA    6/XX/2010  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2010, prior to three (3) business days from transaction date of 06/XX/2010.                                                                                                                                                                                                                                                                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       125581854  XXX       $XXX      MA    6/XX/2008  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR HUD
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       parties: TIL in file indicated to be final is not signed or dated by borrower so                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable                 cannot confirm that borrower received.                                                                                                         violations.                                                                                                                                                                                                                                                                                           State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125582601  XXX       $XXX      CA    7/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       125582682  XXX       $XXX      CT    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                     There is no Final signed 1003 found in the file.                                                                                    2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                              parties: TIL in file indicated to be final, expected funding date same as                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                confirm that borrower received.                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                         Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       125582714  XXX       $XXX      CA    12/XX/2007 Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125582767  XXX       $XXX      MD    7/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        parties: TIL appears to be final but not signed nor initialed by borrower                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       125582797  XXX       $XXX      CA    3/XX/2008  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       125610562  XXX       $XXX      MA    5/XX/2006  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           violations.                                                                                                                                                                                                                                                                                           (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125610622  XXX       $XXX      MA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125583718  XXX       $XXX      CT    12/XX/2007 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       125584059  XXX       $XXX      PA    3/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       125611414  XXX       $XXX      CA    3/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       125584164  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX       XXX     XXX       125584259  XXX       $XXX      MA    4/XX/2005  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       125612452  XXX       $XXX      TX    10/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                             State - NC
                                                                                                       Debt Consolidation                               [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                                        [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.                                                                                                                                                                                                                                                                                                                                                           lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006                                                                                                                                                                                                                                                                                                                                              and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       125612498  XXX       $XXX      TX    10/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final title.                                                                            3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                             State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007                                                                                                                                                                                                                                                                                                                                              lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       125585146  XXX       $XXX      TX    1/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.                                                                                                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                        State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.                                                                                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)                                                                                                                                                                                               fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       125585242  XXX       $XXX      NY    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Percent Testing: 4% late charge exceeds                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             2% maximum per state (NY).                                                                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        determine under disclosure due to missing Itemization of Amount Financed.                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       125585629  XXX       $XXX      MA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General - Incomplete Document: Right to Cancel (RTC) is incomplete: Not signed.                                                                State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             State Compliance - Massachusetts Late Charge Percent Testing: 4% late charge                                                                   particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                                                                                                                                                                                                                                                                                                                                  exceeds the 3% maximum per state - MA.                                                                                                         Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                           parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125585273  XXX       $XXX      NY    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 4% late fee exceeds the                                                               Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2% maximum per state (NY).                                                                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  X, for these type of violations.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Terms of Note                                                                   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 from origination required an uneven final payment of $XXX resulting in under-                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   disclosed finance charges.                                                                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125585280  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125585752  XXX       $XXX      NJ    10/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                         Yes      TR HUD
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Consummation: TIL in file indicated to be final, expected funding date same as                                                                 violations.                                                                                                                                                                                                                                                                                           Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                              disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 confirm that borrower received.                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125612766  XXX       $XXX      NY    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Percent Testing: 4% late charge exceeds                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             2% maximum per state (NY).                                                                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125585543  XXX       $XXX      VA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL appears to be final but not signed nor initialed by borrower                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125585628  XXX       $XXX      NY    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General - Incomplete Document: Right to Cancel (RTC) is incomplete: RTC in file                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             not signed or dated.                                                                                                                           violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                                                                                                                                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                              parties: TIL in file indicated to be final, expected funding date same as                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Federal Compliance - Final TIL Finance Charge Under Disclosed: Terms of Note                                                                   Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        from origination required an uneven final payment of $XXX resulting in under-                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                disclose finance charges.                                                                                                                      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                         disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       125585702  XXX       $XXX      AZ    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125585969  XXX       $XXX      NJ    2/XX/2008  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL in file indicated to be final, expected funding date same as                                                                      violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                              disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 confirm that borrower received.                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125586034  XXX       $XXX      NJ    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125586017  XXX       $XXX      CA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower                                                                      X, for these type of violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125613467  XXX       $XXX      NY    4/XX/2008  Investment Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX     XXX       125586137  XXX       $XXX      MA    9/XX/2009  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable                 parties: TIL in file indicated to be final, expected funding date same as                                                                      Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                             (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.                                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.                                                                                                      disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       125590677  XXX       $XXX      NC    2/XX/2002  Investment Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       125590701  XXX       $XXX      NC    12/XX/2004 UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     ROR not provided                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                       [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125618148  XXX       $XXX      NC    2/XX/2006  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: A                                                                Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     copy of the RTC was not found in the file.                                                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125590999  XXX       $XXX      NC    5/XX/2008  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.                                                                                                                                                                                                         State Compliance - North Carolina CHL Tangible Net Benefit Test: HELOC.  No                                                                    State Compliance - North Carolina CHL Tangible Net Benefit Test: Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if                         State - NC
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         disbursement schedule in file to indicate if borrower received funds from                                                                      the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              closing or if had available balance after payoffs.  Cannot confirm benefit to                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             borrower.                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX     XXX       125591116  XXX       $XXX      SC    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.                                                                                              Right of Rescission was not provided                                                                                                           State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125591385  XXX       $XXX      AZ    7/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         RTC not provided                                                                                                                               Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125591577  XXX       $XXX      AZ    12/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC is missing                                                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125591677  XXX       $XXX      NV    1/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Unable to locate Right of Rescission.                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125591799  XXX       $XXX      NV    1/XX/2006  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     The RTC document the would include this signature is missing.                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125591790  XXX       $XXX      WA    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No title information provided in file-preliminary or                                                                                2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     final                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                Final 1003 is missing from file.                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         or original loan amount, whichever applies.: No value tool was provided such as                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     BPO, Appraisal, Field review etc.                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             RTC not in file
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125591854  XXX       $XXX      WA    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Date is missing.                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125619281  XXX       $XXX      WA    12/XX/2005 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel was not provided                                                                                                               Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125591935  XXX       $XXX      WA    4/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         signature                                                                                                                                      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586196  XXX       $XXX      WA    1/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing.                                                                                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125592005  XXX       $XXX      WA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Not provided.                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125592034                      WA    3/XX/2007                                             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                      Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                           UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage.  Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [3] Closing / Title - Missing Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - TILA - Final TIL Missing
XXX       XXX   XXX       XXX     XXX       125592167  XXX       $XXX      WA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Unable to locate the TIL ; unable to verify compliance                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125592235  XXX       $XXX      WA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not in file.                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125592345  XXX       $XXX      FL    1/XX/2003  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary of Final Title.                                                                                   3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     ROR is not located in file.                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125592463  XXX       $XXX      FL    11/XX/2004 UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title"                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Not provided                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125619853  XXX       $XXX      FL    11/XX/2004 Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     verified missing rtc                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586668  XXX       $XXX      FL    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Property Type Not Provided: File did not contain a                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              valuation report or details of subject property                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.                                                                                              File missing RTC Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125619927  XXX       $XXX      FL    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       125592597  XXX       $XXX      FL    5/XX/2005  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC was missing from file.                                                                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125613663  XXX       $XXX      FL    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the                                                                                                                                                        additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                refinance was by the original creditor.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX     XXX       125620113  XXX       $XXX      FL    7/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              unable to locate documentation to support                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125593222  XXX       $XXX      FL    10/XX/2005 Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC/ROR disclosure missing.                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125592847  XXX       $XXX      FL    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              heloc                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125592870  XXX       $XXX      FL    9/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         or original loan amount, whichever applies.: File is missing appraisal, stated
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.                                                                                              value and PIW are missing from file
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Missing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586300  XXX       $XXX      FL    12/XX/2005 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: A                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              copy of the RTC was not found in the file.                                                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125593025  XXX       $XXX      FL    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Right to cancel not provided                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125593524  XXX       $XXX      FL    1/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing.                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125593300  XXX       $XXX      FL    7/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: .                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125593390  XXX       $XXX      FL    9/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Missing from file.                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not in file                                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125621248  XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing Right To Cancel Disclosure.                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125593898  XXX       $XXX      FL    7/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Additional documentation required, RTC not provided.                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125621288  XXX       $XXX      FL    7/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Missing RTC                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125594002  XXX       $XXX      FL    8/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel document was not in the file.                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125594028  XXX       $XXX      FL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX     XXX       125586842  XXX       $XXX      FL    10/XX/2007 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided in file.                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125621414  XXX       $XXX      FL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       125594112  XXX       $XXX      FL    12/XX/2007 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Unable to determine due to missing information                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125621679  XXX       $XXX      FL    12/XX/2001 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Missing RTC                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125594700  XXX       $XXX      CA    8/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125594379  XXX       $XXX      CA    8/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC not provided for this review.                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125594512  XXX       $XXX      CA    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         RTC is missing.                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125621901  XXX       $XXX      CA    12/XX/2003 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              unable to locate documentation to support                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125594621  XXX       $XXX      CA    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         RTC is missing.                                                                                                                                Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125594718  XXX       $XXX      CA    6/XX/2004  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Unable to determine if loan is a Refinance or Purchase transaction                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125594780  XXX       $XXX      CA    7/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         missing                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595151  XXX       $XXX      CA    7/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Unable to locate Right To Cancel.                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125594808  XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary of Final Title.                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              unable to locate documentation to support                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125594887  XXX       $XXX      CA    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The RTC was not provided in the loan file.                                                                                                     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125622292  XXX       $XXX      CA    2/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              utd  /  missing                                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125613957  XXX       $XXX      CA    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC document not provided.                                                                                                                     Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586632  XXX       $XXX      CA    4/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains        REVIEWER - GENERAL COMMENT (2018-12-XX): Lost HELOC/Note                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.                                      Affidavit provided.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX     XXX       125595103  XXX       $XXX      CA    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File contains neither Preliminary or Final Title.                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              missing RTC verified                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125622636  XXX       $XXX      CA    11/XX/2005 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Not provided in file                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125595355  XXX       $XXX      CA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing RTC.                                                                                                                                   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595458  XXX       $XXX      CA    2/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Unable to determine loan type due to missing critical document. Right to                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         rescission was marked missing although unclear if required for this loan                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125595459  XXX       $XXX      CA    4/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Unable to locate Right to Cancel                                                                                                               Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125622943  XXX       $XXX      CA    7/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The RTC was not provided in the file.                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125595583  XXX       $XXX      CA    3/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right of Rescission is missing.                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595647  XXX       $XXX      CA    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The right to cancel document is missing.                                                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125623117  XXX       $XXX      CA    4/XX/2004  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         RTC not in file                                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586718  XXX       $XXX      CA    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              ROR is missing.                                                                                                                                Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125623150  XXX       $XXX      CA    1/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    RTC not in file                                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1026134741 XXX       $XXX      CA    3/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         ROR was not provided in the subject loan file.                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.                                                                                              Miscellaneous Compliance - Unable to determine occupancy, compliance results
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   were generated using a defaulted value of Primary.: Loan is missing multiple
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       documents from the loan file. Unable to provide a complete review in Clarity.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           Approval, AUS or 1008 not provided to determine Occupancy.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125596168  XXX       $XXX      CA    3/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title"                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         heloc                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                        documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all                                                                                                                                                  [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                        applicable compliance testing.                                                                                                                                                                                                          [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125595903  XXX       $XXX      CA    7/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Unable to verify due to missing information                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel missing.                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125595960  XXX       $XXX      CA    5/XX/2006  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Missing                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125596143  XXX       $XXX      CA    7/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125623580  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not received                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596219  XXX       $XXX      CA    9/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125596673  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC was not provided                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596345  XXX       $XXX      CA    10/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary of Final Title.                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Acknowledge                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125596415  XXX       $XXX      CA    10/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC not provided.                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596403  XXX       $XXX      CA    11/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing RTC.                                                                                                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125596458  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC in the file                                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587195  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                   General - Incomplete Document: Right to Cancel (RTC) is incomplete: rtc is not                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         signed                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: no                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             signature on rtc                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596513  XXX       $XXX      CA    12/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title.                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The Right to Cancel document provided is not signed or dated.                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125586829  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC is missing                                                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125596546  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC is not in file                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586902  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125624157  XXX       $XXX      CA    4/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         ROR not provided.                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125624257  XXX       $XXX      CA    5/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC missing.                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125624364  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Verified missing RTC                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125586874  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              verified to missing RTC                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125597076  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC missing                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125597087  XXX       $XXX      CA    8/XX/2007  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Missing from file.                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125597152  XXX       $XXX      CA    8/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC missing from file.                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125597164  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Missing RTC                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125597456  XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX     XXX       125597734  XXX       $XXX      NY    3/XX/2003  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state NY.                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125597896  XXX       $XXX      NY    8/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC not in file.                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598000  XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 grace period is                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              less than 15 day minimum per state NY.                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          2% maximum for NY.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        RTC not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125625429  XXX       $XXX      NY    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than the 15 day minimum for NY                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% exceeds the 2% max                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             late charge for NY
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        RTC in file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598318  XXX       $XXX      NY    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state NY.                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         2% maximum per state NY.                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX     XXX       125587039  XXX       $XXX      NY    11/XX/2007 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 grace period is                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              less than 15 day minimum per state NY.                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          2% maximum for NY.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        ROR not provided in the subject loan file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125614414  XXX       $XXX      GA    9/XX/2004  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Unable to locate Right To Cancel                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598779  XXX       $XXX      GA    11/XX/2004 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Documents are missing.                                                                                                                         Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598536  XXX       $XXX      GA    5/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         or original loan amount, whichever applies.: No valuation document in the file                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                               RTC in the file for a HELOC transaction
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598717  XXX       $XXX      DC    4/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Right of Rescission is missing from the file.                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125598679  XXX       $XXX      DC    2/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125626232  XXX       $XXX      MD    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not in file.                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125599455  XXX       $XXX      DC    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Final 1003 not provided.                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided.                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125599130  XXX       $XXX      MD    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC not in file.                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 12/XX/2006
XXX       XXX   XXX       XXX     XXX       125599183  XXX       $XXX      MD    5/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Date not provided                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                    Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Parties: Right to Cancel not signed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125599644  XXX       $XXX      MD    2/XX/2008  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         HELOC.                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125599294  XXX       $XXX      TN    8/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - Note Error: Note grace period days less than minimum per                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              state: Grace period of 5 days not allowed, per TN - minimum 10 days.                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.                                                                                              RTC form in the file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - Note Error: Note grace period days less than minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125626805  XXX       $XXX      TN    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Subject 2nd HELOC                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125599442  XXX       $XXX      PA    12/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title.                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Testing: 10 day grace period is less than 15 day minimum per state (PA).                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                              not present in loan file
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125626837  XXX       $XXX      PA    9/XX/2008  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Testing: 10 day grace period is less than 15 day minimum per state (PA).                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125626920  XXX       $XXX      NJ    10/XX/2002 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.
XXX       XXX   XXX       XXX     XXX       125599499  XXX       $XXX      NJ    2/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the                                                                                                                                                        additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       125600019  XXX       $XXX      NJ    12/XX/1994 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1994 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The Right to Cancel was not provided.                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1994.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125627243  XXX       $XXX      NJ    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              less than the minimum 15 day grace period required per state (NJ)                                                                              creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No                                                               an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.                                                                                              RTC provided in file.                                                                                                                          securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       125627273  XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state (NJ).                                                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Right of rescission was not signed or dated by the borrower.                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       125627362  XXX       $XXX      NJ    11/XX/2006 Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state (NJ)                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    RTC not provided.                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       125587220  XXX       $XXX      NY    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: verified- exceeds NY                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              max of 2%                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          missing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125600119  XXX       $XXX      NJ    10/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         not in file                                                                                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       125600351  XXX       $XXX      CT    9/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       125600737  XXX       $XXX      CT    5/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       125600809  XXX       $XXX      CT    4/XX/1987  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1987 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Verified missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1987 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1986.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125600464  XXX       $XXX      CT    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The RTC is missing from this file.                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1026139422 XXX       $XXX      CT    4/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              HELOC.                                                                                                                                         Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125600613  XXX       $XXX      CT    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC is not present in the loan file.                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       2024497218 XXX       $XXX      MA    1/XX/2003  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The RTC is missing from the loan file.                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125628225  XXX       $XXX      MA    5/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC missing from file                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1026136144 XXX       $XXX      MA    9/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing:                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Grace period is not allowed per state (MA) - min grace period for MA is 15 days                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         - note states 10 days.                                                                                                                         State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Testing: Late charge not allowed per state (MA) - max late charge for MA is 3% -                                                               Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          note states 5%.                                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                       Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.                                                                                              Right to Cancel document was missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587286  XXX       $XXX      MA    4/XX/2006  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Final Title for subject loan was not provided in the loan                                                                           3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 5%                                                                 Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     file.                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     late charge exceeds 3% maximum per state (MA).                                                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              ROR not provided in the subject loan file.                                                                                                     particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Miscellaneous Compliance - Unable to determine occupancy, compliance results                                                                   Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      were generated using a defaulted value of Primary.: Loan is missing multiple                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          documents from the loan file. Unable to provide a complete review in Clarity.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.              Approval, AUS or 1008 not provided to determine Occupancy.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125628344  XXX       $XXX      MA    8/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         day grace period is less than 15 day grace period required per state (MA).                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          TIl missing                                                                                                                                    Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125587758  XXX       $XXX      MA    3/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         grace period exceeds state minimum of 15 days.                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: .                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125601998  XXX       $XXX      KS    3/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              missing documentation                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125601679  XXX       $XXX      KS    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     verified missing rtc                                                                                                                           Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587856  XXX       $XXX      IL    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX       XXX     XXX       125587442  XXX       $XXX      IL    6/XX/2005  UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125602477  XXX       $XXX      IL    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX     XXX       125602110  XXX       $XXX      TN    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right to Cancel not provided.                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602078  XXX       $XXX      IL    5/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         RTC document not provided.                                                                                                                     Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602105  XXX       $XXX      IL    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right of Rescission is missing.                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602265  XXX       $XXX      VA    3/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC missing                                                                                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602350  XXX       $XXX      VA    8/XX/2006  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     verified missing  RTC                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587475  XXX       $XXX      VA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC missing                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602411  XXX       $XXX      VA    8/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Unable to verify the title information due to missing the                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Final Title and the Title Commitment in acuity                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             or original loan amount, whichever applies.: Unable to verify the Valuation                                                                    Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         information due to missing the Appraisal in acuity                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                              File does not contain a copy of the signed RTC                                                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125602466  XXX       $XXX      VA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Date is missing.                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125587506  XXX       $XXX      VA    4/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC not provided.                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125602564  XXX       $XXX      VA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Subject 2nd HELOC                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125577999  XXX       $XXX      NC    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           violations.
XXX       XXX   XXX       XXX     XXX       125578954  XXX       $XXX      KY    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                    Other
XXX       XXX   XXX       XXX     XXX       125579963  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX     XXX       125580527  XXX       $XXX      TX    8/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
XXX       XXX   XXX       XXX     XXX       125580963  XXX       $XXX      GA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125580988  XXX       $XXX      AK    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.38005% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .38005%).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125581038  XXX       $XXX      FL    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125590093  XXX       $XXX      OH    8/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                                                                                    or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.                                                                                                                                                                                                                                                                                              purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Default Rate Increase): Ohio Consumer Sales Practices Act: Mortgage loan contains an impermissible demand feature.                                                                                                                                                                                                                                                                                                                                                                                                           The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (Default Rate Increase): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
XXX       XXX   XXX       XXX     XXX       125608530  XXX       $XXX      NJ    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       125581742  XXX       $XXX      NJ    1/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125581730  XXX       $XXX      DE    2/XX/2008  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       125583275  XXX       $XXX      MA    3/XX/2009  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           violations.                                                                                                                                                                                                                                                                                           (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125583348  XXX       $XXX      MA    7/XX/2009  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable                                                                                                                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
XXX       XXX   XXX       XXX     XXX       125583850  XXX       $XXX      MA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                        standard Due on Sale clause.                                                                                                                                                                                                            [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       125584256  XXX       $XXX      MA    6/XX/2004  UTD        UTD UTD                         3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       125597531  XXX       $XXX      NY    3/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: The HELOC                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              agreement indicates a late charge grace period of 10 days which is less than the                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    state of NY minimum late charge grace period of 15 days.                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002.
XXX       XXX   XXX       XXX     XXX       125597763  XXX       $XXX      NY    10/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX     XXX       125598349  XXX       $XXX      NY    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             period is less than 15 day minimum per state (NY)"                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                              2% maximum per state (NY)"                                                                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX     XXX       125599700  XXX       $XXX      NJ    9/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New Jersey Home Loan (Late Charge): Late charge not allowed                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          per state (NJ) - max late charge for (NJ) is 4% - note states 5%                                                                               creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       125587197  XXX       $XXX      NJ    1/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New Jersey Home Loan (Late Charge): 5% late charge exceeds 4%                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          maximum per state (NJ)                                                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       125600725  XXX       $XXX      MA    8/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       125607808  XXX       $XXX      MA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Massachusetts unfair and deceptive acts and practices statute.
XXX       XXX   XXX       XXX     XXX       125581187  XXX       $XXX      KY    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       125590671  XXX       $XXX      NY    9/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           violations.
XXX       XXX   XXX       XXX     XXX       125582483  XXX       $XXX      NJ    8/XX/2006  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                         Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   parties: TIL appears to be final but not signed nor initialed by borrower                                                                      violations.                                                                                                                                                                                                                                                                                           Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       125585514  XXX       $XXX      NY    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Percent Testing: Late charge not allowed                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             per state (NY) - max late charge for NY is 2% - note states 4%                                                                                 violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                          confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125585844  XXX       $XXX      NY    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary of Final Title.                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 4% late charge exceeds                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2% maximum per state (NY).                                                                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                parties: TIL appears to be final but not signed nor initialed by borrower                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       125590959  XXX       $XXX      NC    4/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              ROR not signed.                                                                                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125586155  XXX       $XXX      AZ    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       125597576  XXX       $XXX      NY    3/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final title in file.                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period of 10                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              days is less than 15 day minimum per state (NY)                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    State Compliance - New York Late Charge Percent Testing: Late fee of $XXX                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          exceeds maximum of 2% per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        RTC not in file
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       125600876  XXX       $XXX      MA    4/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX     XXX       125601030  XXX       $XXX      MA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Open                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         end credit late fees are limited to the lesser of 10% or $10 for a payment 15                                                                  State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      days late for state of MA; actual late fees charged were the greater of 5% or                                                                  particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          $XXX for a payment 10 days late.                                                                                                               Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                              RTC provided is not signed/dated by borrower                                                                                                   violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1123723801 XXX       $XXX      NJ    3/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       1123721909 XXX       $XXX      NJ    1/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
XXX       XXX   XXX       XXX     XXX       1123647592 XXX       $XXX      MA    9/XX/2008  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                Yes      TR HUD
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                             Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                                                                                                                                                                                                                                                                                                                 State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       1123648361 XXX       $XXX      MA    4/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   parties: The borrower did not signed the final TIL.                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       1123647793 XXX       $XXX      GA    2/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               determine the fee under disclosure due to missing the itemization of amount                                                                    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     financed.                                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       1123647129 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       1123647723 XXX       $XXX      NC    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                          parties is blank: TIL appears to be final but not signed nor initialed by                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       borrower                                                                                                                                       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                    Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                         disbursement and/or note date but is not signed or                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       1123645680 XXX       $XXX      CT    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       1123647153 XXX       $XXX      MD    7/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       1123647376 XXX       $XXX      FL    11/XX/2007 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       1123646837 XXX       $XXX      CA    6/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1123649299 XXX       $XXX      NJ    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       1123648290 XXX       $XXX      NJ    6/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   parties: TIL appears to be final but not signed nor initialed by borrower                                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       1123647235 XXX       $XXX      VA    10/XX/2007 Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 Yes      TR HUD
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.59643% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .59643%).                                                                         did not disclose the settlement closing fee of $XXX as a prepaid finance charge.                                                               X, for these type of violations.                                                                                                                                                                                                                                                                      Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX     XXX       1123646492 XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
XXX       XXX   XXX       XXX     XXX       1123650087 XXX       $XXX      VA    4/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-12-XX): The issue cited has    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      either been resolved or was determined to not be an exception Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          as noted. Documentation in the loan file indicates that all   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          costs and/or fees were paid for by the lender. This is        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              supported by the "XXX" and the "XXX."                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               REVIEWER - GENERAL COMMENT (2019-12-XX): Disclosure of costs
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                  and fees not provided. Need either Closing Instructions with
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                         signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX       XXX     XXX       1123649005 XXX       $XXX      NJ    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       1123648779 XXX       $XXX      IL    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
XXX       XXX   XXX       XXX               1119805892 XXX       $XXX      NC    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119920350 XXX       $XXX      FL    11/XX/2005 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119920344 XXX       $XXX      GA    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805887 XXX       $XXX      NC    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119920505 XXX       $XXX      VA    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119920393 XXX       $XXX      NC    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119920408 XXX       $XXX      NC    11/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119920435 XXX       $XXX      NC    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1119920478 XXX       $XXX      NC    6/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119920545 XXX       $XXX      NC    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final title in file.                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1119806043 XXX       $XXX      SC    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-05-XX): Please refer to page   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                       XXX of the "XXX" which states that initial index is 8.250%   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          and margin is 2.240%.  This equates to an initial rate of     Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               10.490%. The "XXX" also states that APR is 10.490%, which is  State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          the same as the initial rate. This means that there were no   to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              other fees/costs at account opening.  Otherwise, APR would be claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               higher than 10.490%.  In addition, the "XXX" also states "The Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    ANNUAL PERCENTAGE RATE includes only interest and no other
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                            costs." As such, there were no fees/costs to itemize or to
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                   disclose.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            REVIEWER - GENERAL COMMENT (2019-05-XX): Actual disclosure of costs and fees not provided.  Exception remains.
XXX       XXX   XXX       XXX               1119806107 XXX       $XXX      SC    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 claims.
XXX       XXX   XXX       XXX               1119920579 XXX       $XXX      SC    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title".                                                                                                                                         [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX       XXX               1119808027 XXX       $XXX      AZ    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119808060 XXX       $XXX      AZ    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119808138 XXX       $XXX      AZ    3/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title.                                                                                   3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-05-XX): Please refer to page   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      XXX of the "XXX" (the Note) which states that initial index   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          is 6.00% and margin is 3.74%. This equates to an initial rate Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               of 9.74%. The Note also states that APR is 9.74%, which is    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          the same as the initial rate. This means that there were no
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              other fees/costs at account opening.  Otherwise, APR would be
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               higher than 9.74%. In addition, the Note also states "The
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    ANNUAL PERCENTAGE RATE includes only interest and no other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            costs." As such, there were no fees/costs to itemize or to disclose.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-05-XX): Actual disclosure of costs and fees not provided.  Exception remains.
XXX       XXX   XXX       XXX               1119808265 XXX       $XXX      AZ    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119808406 XXX       $XXX      AZ    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119923527 XXX       $XXX      WA    3/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119803443 XXX       $XXX      FL    10/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
XXX       XXX   XXX       XXX               1119803453 XXX       $XXX      FL    10/XX/2004 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119803503 XXX       $XXX      SC    11/XX/2004 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
XXX       XXX   XXX       XXX               1119919359 XXX       $XXX      FL    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title,                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119919408 XXX       $XXX      FL    1/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119807291 XXX       $XXX      FL    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119807347 XXX       $XXX      FL    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119807377 XXX       $XXX      FL    5/XX/2005  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-06-XX): Please refer to page   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                       XXX of the "XXX" which states that initial index is 6.000%   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          and margin is 0.250%.  This equates to an initial rate of     Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               6.250%.  The "XXX" also states that APR is 6.250%, which is   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          the same as the initial rate.  This means that there were no
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              other fees/costs at account opening. Otherwise, APR would be
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               higher than 6.250%. In addition, the "XXX" also states "The
                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    ANNUAL PERCENTAGE RATE includes only interest and no other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            costs." As such, there were no fees/costs to itemize or to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                      disclose.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-06-XX): Actual disclosure of costs and fees not provided.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-06-XX): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-06-XX): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX       XXX               1119807391 XXX       $XXX      FL    6/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119807360 XXX       $XXX      FL    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119807415 XXX       $XXX      FL    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119919553 XXX       $XXX      FL    9/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119807441 XXX       $XXX      FL    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119807418 XXX       $XXX      FL    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119919690 XXX       $XXX      FL    5/XX/2006  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final title in fle.                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119803747 XXX       $XXX      FL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final title in file.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119919915 XXX       $XXX      FL    12/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119919888 XXX       $XXX      FL    12/XX/2006 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
XXX       XXX   XXX       XXX               1119803967 XXX       $XXX      FL    1/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1119920027 XXX       $XXX      FL    3/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               2020585348 XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               2020584853 XXX       $XXX      FL    9/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1119920265 XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1119920339 XXX       $XXX      FL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1119920895 XXX       $XXX      FL    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     missing pages 2-4 of 4 total pages                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX               1119920923 XXX       $XXX      FL    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1119804270 XXX       $XXX      FL    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX               1119804320 XXX       $XXX      FL    6/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119921833 XXX       $XXX      CA    7/XX/1988  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1988 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1988 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/1988.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119921885 XXX       $XXX      CA    1/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805462 XXX       $XXX      CA    8/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922034 XXX       $XXX      CA    9/XX/2003  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119921875 XXX       $XXX      CA    10/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119807752 XXX       $XXX      CA    9/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
XXX       XXX   XXX       XXX               1119807818 XXX       $XXX      CA    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805577 XXX       $XXX      CA    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922172 XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922314 XXX       $XXX      CA    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
XXX       XXX   XXX       XXX               1119922330 XXX       $XXX      CA    3/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922304 XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Incomplete Document:  Missing Page 2                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805776 XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805820 XXX       $XXX      CA    4/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1119806716 XXX       $XXX      CA    3/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119806754 XXX       $XXX      CA    4/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119922936 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1119807112 XXX       $XXX      CA    10/XX/2007 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1119808065 XXX       $XXX      CA    3/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Files contain neither Preliminary of Final Title                                                                                    2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1119924779 XXX       $XXX      NY    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than the 15 day minimum per state (NY).                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             the 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119803720 XXX       $XXX      NY    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         period less than 15 day minimum per state NY                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                              2% maximum per state NY
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119807197 XXX       $XXX      NY    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than the 15 day minimum per state - NY.                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             the 2% maximum per state - NY.                                                                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1119921261 XXX       $XXX      GA    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119804721 XXX       $XXX      GA    5/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119921229 XXX       $XXX      GA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119921282 XXX       $XXX      GA    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1119808987 XXX       $XXX      MD    10/XX/2005 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119923834 XXX       $XXX      MD    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119809007 XXX       $XXX      MD    6/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1119809062 XXX       $XXX      MD    4/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119923979 XXX       $XXX      MD    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119924181 XXX       $XXX      TN    11/XX/2004 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119809797 XXX       $XXX      PA    9/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or final title in flie.                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119925247 XXX       $XXX      PA    1/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119920756 XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Heloc Agreement reflects                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              late charge of the greater of $XXX or 5%.                                                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided                                                                      an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Timely: E                                                                                                                                      securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119803290 XXX       $XXX      NJ    10/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period min not                                                                    State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         allowed per state (NJ) - min grace period for NJ is 15 days - note states 10                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119804395 XXX       $XXX      GA    5/XX/2002  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002.
XXX       XXX   XXX       XXX               1119804378 XXX       $XXX      OH    3/XX/2003  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2020702275 XXX       $XXX      RI    8/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.                                                                                                                                                                                                                         State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices                                                                       State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage                        State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Regarding High-Cost Home Loans Disclosure Not Provided): Lender is XXX,                                                                        or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         therefore exempt from regulation.                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File):                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Lender is XXX, therefore exempt from regulation.                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Regarding Home Loans Disclosure Not Provided): Lender is XXX, therefore exempt                                                                 State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.                                                                                                                                                                                     from regulation.                                                                                                                               or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.                                                                                                                                                                                                                                                                                                                                                                                                 State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.                                                                                                                                                                                                                                                                                                                                                        trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
XXX       XXX   XXX       XXX               1119921093 XXX       $XXX      ME    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Both the Preliminary and Final Title Policies are not in                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     file                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1119925240 XXX       $XXX      MA    11/XX/2008 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                               State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         day grace period less than 15 day minimum per state (MA)                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Testing: 5% late charge exceeds 3% maximum per state (MA)                                                                                      particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2008.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008.
XXX       XXX   XXX       XXX               1119924444 XXX       $XXX      MI    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
XXX       XXX   XXX       XXX               1119924566 XXX       $XXX      MI    8/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119808511 XXX       $XXX      MO    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Missouri Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (MO).                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119925385 XXX       $XXX      MO    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Missouri Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state(MO).                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1119925417 XXX       $XXX      MO    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Missouri Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (MO.)                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                            [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1119808583 XXX       $XXX      KS    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119925760 XXX       $XXX      IL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - HELOC Fees Used For Testing: No fees disclosed on HELOC                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         agreement, HUD in file for subject transaction references $XXX in fees POC.                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX       XXX               1119925863 XXX       $XXX      IL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805094 XXX       $XXX      VA    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119921555 XXX       $XXX      VA    7/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805142 XXX       $XXX      VA    4/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-05-XX): Please refer to page   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                       XXX of the "XXX" which states that initial index is 7.750%   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          and margin is 1.490%.  This equates to an initial rate of     Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               9.240%.  The "XXX" also states that APR is 9.240%, which is   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          the same as the initial rate.  This means that there were no
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              other fees/costs at account opening. Otherwise, APR would be
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               higher than 9.240%.  In addition, the "XXX" also states "The
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            ANNUAL PERCENTAGE RATE includes only interest and no other costs." As such, there were no fees/costs to itemize or to disclose.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-05-XX): Actual disclosure of costs and fees not provided.  Exception remains.
XXX       XXX   XXX       XXX               1119921666 XXX       $XXX      VA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805213 XXX       $XXX      VA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119921638 XXX       $XXX      VA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1119805233 XXX       $XXX      VA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1119921694 XXX       $XXX      VA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119803492 XXX       $XXX      FL    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822777 XXX       $XXX      FL    5/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119807749 XXX       $XXX      FL    5/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain preliminary or final title policy.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               1119922176 XXX       $XXX      CA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805783 XXX       $XXX      CA    4/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922896 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1119922991 XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1119922939 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.                                                                                                                                                                                                                                                                                                                           additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
XXX       XXX   XXX       XXX               1119923048 XXX       $XXX      CA    2/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119804641 XXX       $XXX      GA    9/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX               1119923750 XXX       $XXX      MD    10/XX/2004 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119923732 XXX       $XXX      MD    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119923854 XXX       $XXX      MD    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              HELOC/Billing Rights/Security Instrument document print date 2/XX/2006.                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         HELOC/Billing Rights Disclosure borrower signature date 02/XX/2006.  Security                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     Instrument Notary date specifies 2/XX/2006.                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely:                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             HELOC/Billing Rights/Security Instrument document print date 2/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.                                                                                              HELOC/Billing Rights Disclosure borrower signature date 02/XX/2006.  Security
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           Instrument Notary date specifies 2/XX/2006.
XXX       XXX   XXX       XXX               1119920607 XXX       $XXX      NJ    4/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - (Doc Error) Note Error: Loan does not comply with state                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              prepayment penalty requirements: Prepayment Penalty is expired.  State of NJ                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    does not allow prepayment penalties;  Note states $XXX prepayment penalty if                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          account is terminated within 12 months.  Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119920984 XXX       $XXX      CO    3/XX/2003  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119809325 XXX       $XXX      MI    10/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
XXX       XXX   XXX       XXX               1119925379 XXX       $XXX      MO    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119925479 XXX       $XXX      IL    1/XX/2000  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/1999.
XXX       XXX   XXX       XXX               1119809924 XXX       $XXX      IL    7/XX/2009  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009.
XXX       XXX   XXX       XXX               1119923398 XXX       $XXX      AZ    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               1119808377 XXX       $XXX      AZ    1/XX/2008  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final title in file                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119923518 XXX       $XXX      NV    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829262 XXX       $XXX      NV    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119923662 XXX       $XXX      WA    12/XX/2007 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1119919402 XXX       $XXX      FL    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
XXX       XXX   XXX       XXX               1119925979 XXX       $XXX      IL    7/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                refinance was by the original creditor.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX               1119807558 XXX       $XXX      FL    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
XXX       XXX   XXX       XXX               1119807586 XXX       $XXX      FL    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119919656 XXX       $XXX      FL    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-05-XX): This loan closed under Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      the XXX which is an open-end line of credit (HELOC).  For     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          this program, the HELOC Agreement serves as both the Note and Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               final TIL disclosure required under Regulation Z. Under this  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          program XXX agreed to pay all closing costs up to $XXX with
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              some exceptions. This is evidenced by the closing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               instructions which break down the fees associated with the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    loan and confirm that the fees were paid by XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            REVIEWER - GENERAL COMMENT (2019-06-XX): Closing Instructions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         were not provided.  Important Terms disclosure was provided but loan number on disclosure does not match to any other id in file.  Need evidence this disclosure is for subject loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
XXX       XXX   XXX       XXX               1119807679 XXX       $XXX      NJ    2/XX/2007  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119803842 XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119803956 XXX       $XXX      NH    11/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119804036 XXX       $XXX      FL    2/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119804118 XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1119920222 XXX       $XXX      FL    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title Policy                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1119804258 XXX       $XXX      FL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1119804287 XXX       $XXX      FL    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1119921001 XXX       $XXX      FL    5/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119921978 XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922009 XXX       $XXX      CA    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922067 XXX       $XXX      CA    9/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119922141 XXX       $XXX      CA    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922190 XXX       $XXX      CA    12/XX/2005 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119805653 XXX       $XXX      CA    4/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922201 XXX       $XXX      CA    10/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805729 XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
XXX       XXX   XXX       XXX               1119922370 XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922423 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922532 XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119806604 XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119806657 XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119806820 XXX       $XXX      CA    4/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922776 XXX       $XXX      CA    5/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1119806951 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1119922821 XXX       $XXX      CA    6/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119806931 XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1119922882 XXX       $XXX      CA    8/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1119923030 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1119807001 XXX       $XXX      CA    8/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1119923184 XXX       $XXX      CA    4/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119808036 XXX       $XXX      CA    4/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1119923178 XXX       $XXX      CA    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX               1119803586 XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119803640 XXX       $XXX      NY    12/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
XXX       XXX   XXX       XXX               1119807097 XXX       $XXX      NY    8/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119807213 XXX       $XXX      NY    2/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 days grace                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than the maximum 15 days required for junior liens per state                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         (NY).                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: 10 days grace period is                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                              less than the maximum 15 days required for junior liens per state (NY).                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1119804656 XXX       $XXX      GA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
XXX       XXX   XXX       XXX               1119924003 XXX       $XXX      SC    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1119924137 XXX       $XXX      MD    12/XX/2007 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119806126 XXX       $XXX      NJ    1/XX/2002  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119806180 XXX       $XXX      NJ    4/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119806237 XXX       $XXX      NJ    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119806274 XXX       $XXX      FL    10/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
XXX       XXX   XXX       XXX               1119806358 XXX       $XXX      NJ    1/XX/2006  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119920795 XXX       $XXX      NJ    5/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 days grace period is                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than the 15 days minimum per state of NJ.                                                                                                 creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119920804 XXX       $XXX      NJ    10/XX/2006 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 5% late charge does not                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              exceed NJ law for 2nd liens                                                                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               1119803265 XXX       $XXX      NJ    5/XX/2007  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               1119919467 XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than the 15 day minimum per the state of NJ                                                                                               creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119803383 XXX       $XXX      NJ    11/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119921504 XXX       $XXX      CT    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1119925273 XXX       $XXX      MA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119925167 XXX       $XXX      MA    9/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              day grace period less than 15 day minimum per state (MA)                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Testing: The greater of $XXX or 5% late charge exceeds 3% maximum per state (MA)                                                               particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
XXX       XXX   XXX       XXX               1119809811 XXX       $XXX      IL    4/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119925665 XXX       $XXX      IL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Title was not captured.                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             or original loan amount, whichever applies.: Appraisal report was not captured.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1119808708 XXX       $XXX      OK    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805336 XXX       $XXX      VA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119805377 XXX       $XXX      VA    6/XX/2001  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-05-XX): This loan closed under Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      the XXX program which is an open-end line of credit (HELOC).  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          For this program, the HELOC Agreement serves as both the Note Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               and final TIL disclosure required under Regulation Z. Please  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          note the initial disclosure was not required to be signed and
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              indicates XXX will pay all closing costs up to $XXX with some
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               exceptions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT (2019-05-XX): Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            Disclosure provided however, disclosure has a loan number
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         that does not match subject HELOC Agreement. The loan number on the disclosure matches the 2007 HELOC Agreement in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan dated 2001. Exception remains.
XXX       XXX   XXX       XXX               1119919582 XXX       $XXX      FL    10/XX/2005 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the                                                                                                                                                        additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                refinance was by the original creditor.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
XXX       XXX   XXX       XXX               1119919643 XXX       $XXX      FL    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119807625 XXX       $XXX      FL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1119919741 XXX       $XXX      FL    6/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Unable to verify due to missing preliminary title report.                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119919777 XXX       $XXX      FL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119921944 XXX       $XXX      CA    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1119922026 XXX       $XXX      CA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX       XXX               1119922261 XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     or original loan amount, whichever applies.: .                                                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119806430 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119922611 XXX       $XXX      CA    12/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                   State Compliance - California Primary Residence Late Charge Percent Testing: Fee                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              appears to meet CA State requirements which allow for up to 5% of the late                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                              payment.  Maximum fee as per HELOC Agreement is the greater of $XXX or 5%.  The
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 maximum dollar amount cannot be documented as the payments vary.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1119922760 XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119808028 XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1119809461 XXX       $XXX      NY    11/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state(NY).                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119804754 XXX       $XXX      GA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119923777 XXX       $XXX      MD    4/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119924064 XXX       $XXX      MD    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1119809238 XXX       $XXX      MD    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1119921027 XXX       $XXX      RI    10/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119809674 XXX       $XXX      MA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119924453 XXX       $XXX      MI    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Signature not dated                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
XXX       XXX   XXX       XXX               1119806097 XXX       $XXX      SC    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119920538 XXX       $XXX      SC    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119807166 XXX       $XXX      NY    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (NY).                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1119921549 XXX       $XXX      CT    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX               1122833830 XXX       $XXX      AR    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119925490 XXX       $XXX      NM    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information.                                                                                                                                                                                                                                                                                                        REVIEWER - GENERAL COMMENT (2019-05-XX): Missing Disbursement State Compliance - New Mexico Tangible Net Benefit Test: Purchasers and assignees are subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. In addition, because the Act provides that a violation of the Act                              State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          schedule to determine if subject HELOC paid off prior loan or constitutes an unfair or deceptive trade practice pursuant to the Unfair Practices Act, creditors and their assignees would presumably also be subject to the penalty provision of that law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               was cash out to borrower.                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817728 XXX       $XXX      NM    3/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119925471 XXX       $XXX      NM    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1119926037 XXX       $XXX      NY    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122816248 XXX       $XXX      NY    1/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period is less than the 15 day minimum per state (NY).                                                                                         Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              the 2% maximum per state (NY).                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122834360 XXX       $XXX      IL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1119809535 XXX       $XXX      NY    12/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122821736 XXX                                  UTD        UTD UTD                         3                                                                                                                                                                                                                                            3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: Status is Missing, unable SELLER - GENERAL COMMENT (2019-12-XX): The missing compliance                                                                                                                                                                                                                                                                                              UTD      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        to do compliance testing or to determine if testing is required.                 documents have been located and are being provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Supporting documents are being uploaded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided is for modified loan.  Missing subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Agreement in the amount of $XXX dated 3/XX/2003.  Exception remains.
XXX       XXX   XXX       XXX               1119924940 XXX       $XXX      NY    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period of 10                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              days is less than 15 days minimum per state (NY)                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: Late fee of 5% exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             maximum of 2% per state (NY)                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1119807180 XXX       $XXX      NY    1/XX/2008  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         period less than 15 day minimum per state of New York                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                              2% maximum per state of New York                                                                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1119925186 XXX       $XXX      NY    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 days grace                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         period is less than the 15 days minimum per state of NY.                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                              the 2% maximum per state of NY.                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1119919547 XXX       $XXX      NJ    3/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum required for the state of NJ.                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119803308 XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state (NJ)                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119919269 XXX       $XXX      NJ    1/XX/2008  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122821548 XXX       $XXX      NJ    8/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period                                                                     State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         exceeds 15 day minimum  as per state (NJ)                                                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119804581 XXX       $XXX      RI    1/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.                                                                                                                                                                                                                                                                                                                                    State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure                          State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.                                                                                                                                                                                                                                                                                                                                                                                                 or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit                                                                                                                                                                                                                                                                                                                                                                                                  trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.                                                                                                                                                                                                                                                                                                                                                                        State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - (Missing Data) Last Transaction Date: A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1119804886 XXX       $XXX      CT    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1119921463 XXX       $XXX      CT    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1119925810 XXX       $XXX      IL    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1119809906 XXX       $XXX      IL    10/XX/2007 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
XXX       XXX   XXX       XXX               1122831976 XXX       $XXX      NY    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
XXX       XXX   XXX       XXX               1122832113 XXX       $XXX      NY    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period less than 15 day minimum per state (NY)                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             2% maximum per State (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122832280 XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period does not meet the 15 minimum per state (NY).                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             the 2% maximum per state (NY).                                                                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: .                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1122832615 XXX       $XXX      MA    11/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Testing: Open end credit late fees are limited to the lesser of 10% or $10 for a                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             payment 15 days late. [Mass. Gen. L. ch. 140, {section} 114B.]                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126037782  XXX       $XXX      GA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       126038397  XXX       $XXX      OR    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Oregon Late Charge Grace Period Testing: 10 day grace period                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         is less than 15 day minimum per state (OR).                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                          RTC missing/not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126036238  XXX       $XXX      NV    9/XX/2004  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                   [2] Value                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                                                                                                                                                                                                                  Discrepancy -                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              Required
                                                                                                                                                                                                                                                                                                                                              AVM used as                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                              supporting                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                              valuation                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                              contains an
                                                                                                                                                                                                                                                                                                                                              FSD that is
                                                                                                                                                                                                                                                                                                                                              blank or is
                                                                                                                                                                                                                                                                                                                                              greater than
                                                                                                                                                                                                                                                                                                                                              20%.:
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Type: AVM /
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Report Date:
                                                                                                                                                                                                                                                                                                                                              08/XX/2004 FSD
                                                                                                                                                                                                                                                                                                                                              Score:
XXX       XXX   XXX       XXX     XXX       126009318  XXX       $XXX      FL    5/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126036176  XXX       $XXX      WA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or final title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009100  XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   on Note of $XXX does not correspond with the loan amount, loan term, and                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        interest rate on the loan.                                                                                                                     Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                         confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126036809  XXX       $XXX      NY    1/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2% maximum per state (NY).                                                                                                                     Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX     XXX       126009968  XXX       $XXX      ME    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       126036066  XXX       $XXX      GA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126008011  XXX       $XXX      MA    2/XX/2009  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                Yes      TR
                                                                                                                                                        [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                             Indeterminable
                                                                                                                                                        standard Due on Sale clause.                                                                                                                                                                                                            [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                                                                                                                                                                                                                                                                                                                 (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       126010073  XXX       $XXX      MI    11/XX/2001 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126007532  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       126007751  XXX       $XXX      NY    2/XX/2008  Second     Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                            Home       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       126007829  XXX       $XXX      MN    10/XX/2008 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
XXX       XXX   XXX       XXX     XXX       126035115  XXX       $XXX      CA    3/XX/2008  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - (State High Cost Disclosure) California Covered Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): California Covered Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.                                                                                                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           State Compliance - (State High Cost Disclosure) California Covered Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): There is probably no assignee liability.  California law does not impose liability on an assignee that is a "holder in due                              HC - High Cost
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (State High Cost Provision) California Covered Loan (Financed Fees Exceeds Threshold): California Covered Loan: Lender financed points and fees in excess of the greater of 6% or $XXX.                                                                                                                                                                                                                          Consummation: TIL in file indicated to be final, expected funding date same as                                                                 course", a term that is not defined in the statute, or on persons chartered by Congress to engage in secondary mortgage market transactions
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (State High Cost) California Covered Loan (Points and Fees): California Anti-Predatory Lending Statute: Points and Fees on subject loan of 6.57051% is in excess of the allowable maximum of  6.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .57051%).  Non-Compliant High Cost Loan.                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 State Compliance - (State High Cost Provision) California Covered Loan (Financed Fees Exceeds Threshold): There is probably no assignee liability.  California law does not impose liability on an assignee that is a "holder in due course", a term that is not defined in
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       confirm that borrower received.                                                                                                                the statute, or on persons chartered by Congress to engage in secondary mortgage market transactions
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.85547% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2008). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2008) (an overage of $XXX or .85547%).                                                                                                                                                                                                                        State Compliance - (State High Cost) California Covered Loan (Points and Fees): The provisions of this division shall not impose liability on an assignee that is a holder in due course. A person who fails to comply with the provisions of this division is civilly liable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to the consumer in an amount equal to any actual damages suffered by the consumer, plus attorneys fees and costs. For a willful and knowing violation of this division, the person shall be liable to the consumer in the amount of fifteen thousand dollars ($XXX) or the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                             consumers actual damages, whichever is greater, plus attorneys fees and costs. A court may also award punitive damages if it finds they are warranted. In addition, any person who willfully and knowingly violates any provision of this division shall be liable for a civil
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.                                                                                                                                                                                                                                                                                                                                                                            penalty of not more than twenty-five thousand dollars ($XXX) for each violation which shall be assessed and recovered in a civil action brought in the name of the people of the State of California by the licensing agency in any court of competent jurisdiction. The
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             agency that brings the suit may also be entitled to recover costs.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of XXX.                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXX%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       126034668  XXX       $XXX      NY    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126007402  XXX       $XXX      PA    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       126035723  XXX       $XXX      TX    6/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                      [2] Value                             3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                             State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                   Discrepancy -                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                              AVM used as                                       [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                              supporting                                        [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                              valuation                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                              contains an                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.                                                                                                                                                                                                                                             lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                              FSD that is                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                              blank or is                                       [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than                                                                                                                                                and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                              greater than                                      appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                              20%.:                                             [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                              Valuation                                         [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8).                                                                                                                                                                                                                                                                                                                             any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                              Type: AVM /                                       [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                              Valuation                                         [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                              Report Date:                                      [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the
                                                                                                                                                                                                                                                                                                                                              06/XX/2005 FSD                                    [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each
                                                                                                                                                                                                                                                                                                                                              Score:                                            [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s).                                                                                                                                                                                                                                                                                                                                     owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       126007103  XXX       $XXX      NY    11/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126007290  XXX       $XXX      HI    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126034017  XXX       $XXX      DC    1/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       126010027  XXX       $XXX      IL    5/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002.
XXX       XXX   XXX       XXX     XXX       126007641  XXX       $XXX      OR    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
XXX       XXX   XXX       XXX     XXX       126034278  XXX       $XXX      GA    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126008935  XXX       $XXX      NY    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: Late charge of  4%                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              exceeds max of 2% per State (NY)                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126007449  XXX       $XXX      NJ    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX     XXX       126006921  XXX       $XXX      GA    4/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
XXX       XXX   XXX       XXX     XXX       126009362  XXX       $XXX      FL    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       126008004  XXX       $XXX      CA    4/XX/2008  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required    REVIEWER - GENERAL COMMENT (2019-04-XX): HUD is not           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL appears to be final but not signed nor initialed by borrower.       applicable to HELOCs but subject loan is closed end fixed     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                rate second, HUD is required.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                      SELLER - GENERAL COMMENT (2019-04-XX): This loan closed under the XXX Standalone.  Please note the initial disclosure was not required to be signed and indicates the XXX will pay all closing costs and therefore, the final HUD-1 was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         applicable.
XXX       XXX   XXX       XXX     XXX       126035139  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       126037012  XXX       $XXX      MA    6/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              day grace period is less than 15 day minimum per state MA).                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Testing: Greater of $XXX or 5% late charge exceeds lesser of 10% or $10 maximum                                                                particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      per state (MA).                                                                                                                                Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126036750  XXX       $XXX      NY    11/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day grace period required per state (NY).                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126008382  XXX       $XXX      MD    12/XX/2006 Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       126007988  XXX       $XXX      MO    3/XX/2008  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   disbursement and/or note date but is not signed                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       or dated by borrower so cannot confirm that borrower received.                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126006946  XXX       $XXX      NY    6/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126007002  XXX       $XXX      MD    12/XX/2006 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       126009947  XXX       $XXX      NJ    1/XX/2009  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Greater of $XXX or 5%     REVIEWER - GENERAL COMMENT (2019-04-XX): Per Note, grace      State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                         late charge exceeds 5% maximum per state (NJ)                                    period is 10 days.  NJ requires a grace period of not less    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               than 15 days.  Exception remains.                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2008.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Save New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset Disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       126008270  XXX       $XXX      MD    7/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       126007970  XXX       $XXX      CA    2/XX/2008  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disbursement and/or note date but is not signed or                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       126034498  XXX       $XXX      PA    7/XX/2007  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       126007483  XXX       $XXX      AL    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.62283% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or 1.62283%).                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX     XXX       126007456  XXX       $XXX      GA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       126007256  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 did not disclose an settlement fee of $XXX or prepaid interest $XXX as prepaid
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               finance charges
XXX       XXX   XXX       XXX     XXX       126034630  XXX       $XXX      AK    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX     XXX       126034049  XXX       $XXX      PA    11/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126008307  XXX       $XXX      PA    9/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       126009663  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Signature not dated.                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       126033864  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126009373  XXX       $XXX      FL    12/XX/2006 Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
XXX       XXX   XXX       XXX     XXX       126008216  XXX       $XXX      WI    8/XX/2006  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       126009247  XXX       $XXX      WA    11/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009114  XXX       $XXX      VA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TIL in                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             file indicated to be final, expected funding date same as disbursement and/or                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                              note date but is not signed or                                                                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 dated by borrower so cannot confirm that borrower received.                                                                                    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        If there is a signature OR initials on the TIL but no Sent or Signature Dates                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.                                                                                                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                         Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       126009735  XXX       $XXX      NY    12/XX/2002 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: Ten (10) day grace                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    period for the late charge does not conforms with the 15 day minimum per state                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          (NY) Regs.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       126009307  XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX       XXX     XXX       126008535  XXX       $XXX      MA    11/XX/2001 Primary    UTD UTD                         3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       126008463  XXX       $XXX      MI    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment                                                               State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              on Note of $XXX does not correspond with the loan amount, loan term, and                                                                       arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     interest rate on the loan.                                                                                                                     State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                           servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX     XXX       126007106  XXX       $XXX      TX    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126009340  XXX       $XXX      FL    10/XX/2005 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126007845  XXX       $XXX      CA    5/XX/2008  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title   REVIEWER - GENERAL                                                        2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                               COMMENT (2019-04-XX):                                                                 [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          Title provided is for the                                                             [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          Simultaneous first                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                          mortgage i/a/o $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                          Subject is $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              confirm that borrower received.
                                                                                                                                                                                                                                                                                                          Exception remains.
XXX       XXX   XXX       XXX     XXX       126034559  XXX       $XXX      FL    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX     XXX       126007374  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       126008590  XXX       $XXX      MA    5/XX/2005  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       126008519  XXX       $XXX      RI    1/XX/2004  Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.  REVIEWER - GENERAL                                                        3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                      Yes      TR HUD
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                               COMMENT (2019-04-XX):                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Deficiency
                                                                                                                                                                                                                                                                                                          Seller provided copy of                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                          Certificate referring to                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                          Home Equity Mortgage                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.
                                                                                                                                                                                                                                                                                                          Interest Protection                                                                   [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                          Policy which shows the                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
                                                                                                                                                                                                                                                                                                          subject loan as being
                                                                                                                                                                                                                                                                                                          covered.  Document does
                                                                                                                                                                                                                                                                                                          not provide complete
                                                                                                                                                                                                                                                                                                          title search results or
                                                                                                                                                                                                                                                                                                          terms of Policy.
                                                                                                                                                                                                                                                                                                          Exception remains.
XXX       XXX   XXX       XXX     XXX       126007319  XXX       $XXX      PA    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: No Itemization                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                              provided. Unable to determine source of under disclosure.                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX     XXX       126007582  XXX       $XXX      WI    7/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       126036285  XXX       $XXX      WA    4/XX/2002  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009741  XXX       $XXX      CA    10/XX/2007 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126008390  XXX       $XXX      MA    2/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       126007536  XXX       $XXX      NY    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
XXX       XXX   XXX       XXX     XXX       126009631  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126034941  XXX       $XXX      IL    11/XX/2007 Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                Tested   TR Tested
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       parties: TIL in file indicated to be final, expected funding date same as                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     confirm that borrower received.                                                                                                                violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       126010056  XXX       $XXX      MO    2/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Missouri Late Charge Percent and Amount Testing: Note grace                                                                 Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         period of 10 days is less than 15 days per state of MO.                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     Closing / Title - Note Error: Note grace period days less than minimum per                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         state: Note grace period of 10 days is less than 15 days per state of MO.                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - Note Error: Note grace period days less than minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126007209  XXX       $XXX      NJ    3/XX/2007  Investment Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                     Missing Final 1003                                                                                                                  2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
XXX       XXX   XXX       XXX     XXX       126006685  XXX       $XXX      CA    12/XX/2003 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.
XXX       XXX   XXX       XXX     XXX       126008053  XXX       $XXX      TX    4/XX/2007  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                         Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        violations.                                                                                                                                                                                                                                                                                           Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       126007982  XXX       $XXX      NJ    3/XX/2008  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required    REVIEWER - GENERAL COMMENT (2019-04-XX): Subject lien is      Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                         Yes      TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: Appears to be final TIL, but not signed or dated                        piggyback 2nd lien.  The HUD for the 1st lien which shows the violations.                                                                                                                                                                                                                                                                                           Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                      proceeds from the 2nd lien is signed but the HUD for the 2nd  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                    lien is not signed or stamped.                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126007350  XXX       $XXX      FL    5/XX/2007  Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.00000% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or 2.00000%).                                                                        Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of 7.00000% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007)
XXX       XXX   XXX       XXX     XXX       126034397  XXX       $XXX      VA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                      [2] Value                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                     Discrepancy -
                                                                                                                                                                                                                                                                                                                                              AVM used as
                                                                                                                                                                                                                                                                                                                                              supporting
                                                                                                                                                                                                                                                                                                                                              valuation
                                                                                                                                                                                                                                                                                                                                              contains an
                                                                                                                                                                                                                                                                                                                                              FSD that is
                                                                                                                                                                                                                                                                                                                                              blank or is
                                                                                                                                                                                                                                                                                                                                              greater than
                                                                                                                                                                                                                                                                                                                                              20%.:
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Type: AVM /
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Report Date:
                                                                                                                                                                                                                                                                                                                                              06/XX/2007 FSD
                                                                                                                                                                                                                                                                                                                                              Score:
XXX       XXX   XXX       XXX     XXX       126007527  XXX       $XXX      NJ    7/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       126010044  XXX       $XXX      MI    5/XX/2003  Investment Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
XXX       XXX   XXX       XXX     XXX       126007728  XXX       $XXX      GA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.                                                                                                                                                                                                                                                                                                                                                                                                                                   State Compliance - Georgia Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained.  The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126009230  XXX       $XXX      AZ    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009608  XXX       $XXX      CA    3/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126033853  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
XXX       XXX   XXX       XXX     XXX       126009440  XXX       $XXX      CA    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126008921  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed or dated by borrower so cannot                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                              confirm that borrower received.                                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        Federal Compliance - Final TIL Finance Charge Under Disclosed: UTD                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       underdisclosure due to no fees paid by borrower and missing Itemization of                                                                     Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               amount financed.  All fees paid by Lender.                                                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126036555  XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126034692  XXX       $XXX      TN    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              violations.
XXX       XXX   XXX       XXX     XXX       126008788  XXX       $XXX      MA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Late Charge Percent Testing: 4% late charge                                                                   State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              exceeds 3% maximum per state MA                                                                                                                particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.                                                                                              Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 disbursement and/or note date but is not signed or                                                                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        dated by borrower so cannot confirm that borrower received.                                                                                    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126035453  XXX       $XXX      DE    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                      [2] Value                             2           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.71251% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .71251%).                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                  Discrepancy -                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                              AVM used as                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                              supporting                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                              valuation                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                              contains an
                                                                                                                                                                                                                                                                                                                                              FSD that is
                                                                                                                                                                                                                                                                                                                                              blank or is
                                                                                                                                                                                                                                                                                                                                              greater than
                                                                                                                                                                                                                                                                                                                                              20%.:
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Type: AVM /
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Report Date:
                                                                                                                                                                                                                                                                                                                                              04/XX/2007 FSD
                                                                                                                                                                                                                                                                                                                                              Score:
XXX       XXX   XXX       XXX     XXX       126009576  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009796  XXX       $XXX      DC    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009715  XXX       $XXX      CA    7/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126008867  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                              parties: TIL appears to be final but is not signed nor initialed by borrower.                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126009807  XXX       $XXX      MD    3/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Prelim and final title policies not provided                                                                                        2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Final 1003 not provided                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         or original loan amount, whichever applies.: Appraisal not provided                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Miscellaneous Compliance - Unable to determine occupancy, compliance results
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.                                                                                              were generated using a defaulted value of Primary.: Unable to document the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           occupancy due to missing information
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126035648  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              on Note of $XXX does not correspond with the loan amount, loan term, and                                                                       violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     interest rate on the loan.                                                                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX     XXX       126036982  XXX       $XXX      MA    4/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126036641  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       126037176  XXX       $XXX      MI    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a preliminary or final                                                                                 2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                                                                                                                    title.                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX     XXX       126037163  XXX       $XXX      NC    2/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX     XXX       126010266  XXX       $XXX      AZ    5/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
XXX       XXX   XXX       XXX     XXX       126037216  XXX       $XXX      MA    7/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       126010255  XXX       $XXX      AL    8/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
XXX       XXX   XXX       XXX     XXX       126010287  XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       126010368  XXX       $XXX      MI    3/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126010418  XXX       $XXX      MO    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
XXX       XXX   XXX       XXX     XXX       126010429  XXX       $XXX      NY    9/XX/2005  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       126010447  XXX       $XXX      CO    3/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Home Improvement
XXX       XXX   XXX       XXX     XXX       126006795  XXX       $XXX      CA    4/XX/2006  Investment Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX     XXX       126010478  XXX       $XXX      PA    6/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
XXX       XXX   XXX       XXX     XXX       126010483  XXX       $XXX      VA    7/XX/2006  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       126010562  XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
XXX       XXX   XXX       XXX     XXX       126006883  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126006893  XXX       $XXX      FL    6/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126010578  XXX       $XXX      GA    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126010582  XXX       $XXX      CO    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
XXX       XXX   XXX       XXX     XXX       126010638  XXX       $XXX      CT    11/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       126010656  XXX       $XXX      NC    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126010666  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       126010721  XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       126010804  XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX     XXX       126037751  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126010810  XXX       $XXX      VA    7/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126010826  XXX       $XXX      SC    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                          to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX       XXX     XXX       126010927  XXX       $XXX      NJ    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126010949  XXX       $XXX      NC    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the preliminary or final                                                                               2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                    title.                                                                                                                                          [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126037938  XXX       $XXX      WA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126037969  XXX       $XXX      NJ    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126010980  XXX       $XXX      FL    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126011058  XXX       $XXX      NM    1/XX/2008  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       126011009  XXX       $XXX      KS    2/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       126038039  XXX       $XXX      CA    2/XX/2008  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       1123725143 XXX       $XXX      FL    3/XX/2008  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       126011030  XXX       $XXX      SC    3/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX       XXX     XXX       126011086  XXX       $XXX      NC    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX     XXX       126011089  XXX       $XXX      CA    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX     XXX       126011163  XXX       $XXX      CA    7/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       126011146  XXX       $XXX      VA    9/XX/2008  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       126038196  XXX       $XXX      NC    7/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011251  XXX       $XXX      NC    10/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011273  XXX       $XXX      NC    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011244  XXX       $XXX      NC    7/XX/2006  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                            Home       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
XXX       XXX   XXX       XXX     XXX       126011279  XXX       $XXX      NC    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011249  XXX       $XXX      NC    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011415  XXX       $XXX      AZ    9/XX/2000  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     REVIEWER - GENERAL COMMENT (2019-04-XX): Client provided      Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      HELOC agreement  however document already in original file.   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          Agreement did not include Costs and Fees.  Exception remains. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011486  XXX       $XXX      AZ    12/XX/2005 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL COMMENT (2019-04-XX): Important Terms      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               Disclosure provided however, document is not dated and        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          initial loan application date is missing.  Exception remains. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011492  XXX       $XXX      AZ    3/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009259  XXX       $XXX      AZ    6/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126011514  XXX       $XXX      AZ    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126038533  XXX       $XXX      NV    9/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126038567  XXX       $XXX      NV    7/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011597  XXX       $XXX      NV    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as "lenders" subject to the Act. Damages consist of three times the borrower's actual damages, plus costs and reasonable attorney's fees. In addition, borrower
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.                                                                                                                                                                                                                                                                                                                                connection with the home loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       126011623  XXX       $XXX      WA    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011572  XXX       $XXX      WA    1/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126038614  XXX       $XXX      WA    9/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126011669  XXX       $XXX      WA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011721  XXX       $XXX      WA    2/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126011672  XXX       $XXX      WA    3/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011778  XXX       $XXX      WA    10/XX/2007 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011749  XXX       $XXX      WA    10/XX/2007 Primary    Refinance UTD                   2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX     XXX       126011784  XXX       $XXX      WA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011812  XXX       $XXX      WA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX     XXX       126011854                      FL               Investment Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains        REVIEWER - GENERAL COMMENT (2019-04-XX): Lost Note Statement  Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                           UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage.  Insufficient documents to complete compliance.                        provided.  Missing subject lien Note.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                [3] Closing / Title - Missing Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - TILA - Final TIL Missing
XXX       XXX   XXX       XXX     XXX       126011913  XXX       $XXX      FL    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126011868  XXX       $XXX      FL    11/XX/2004 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126011898  XXX       $XXX      FL    3/XX/2005  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
XXX       XXX   XXX       XXX     XXX       126038906  XXX       $XXX      FL    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       126012006  XXX       $XXX      FL    7/XX/2005  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
XXX       XXX   XXX       XXX     XXX       126011968  XXX       $XXX      FL    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126039004  XXX       $XXX      FL    9/XX/2005  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126012051  XXX       $XXX      FL    10/XX/2005 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
XXX       XXX   XXX       XXX     XXX       126012076  XXX       $XXX      FL    11/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     REVIEWER - GENERAL COMMENT (2019-04-XX): File is missing the  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      Early Terms Disclosure which includes the disclosure          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          regarding XXX will pay all closing costs.  We need that       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               Disclosure in order to clear this exception.                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT (2019-04-XX): This loan closed under
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              the XXX which is an open-end line of credit (HELOC).  For
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               this program, the HELOC Agreement serves as both the Note and
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            final TIL disclosure required under Regulation Z. Please note the initial disclosure was not required to be signed and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         indicates XXX will pay all closing costs up to $XXX with some exceptions.
XXX       XXX   XXX       XXX     XXX       126012102  XXX       $XXX      FL    4/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126039106  XXX       $XXX      FL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126039129  XXX       $XXX      FL    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012120  XXX       $XXX      FL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012165  XXX       $XXX      FL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         or original loan amount, whichever applies.: Missing Appraisal                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012171  XXX       $XXX      FL    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a preliminary or final                                                                                 2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     title.                                                                                                                                          [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       126012205  XXX       $XXX      FL    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a preliminary or final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012250  XXX       $XXX      FL    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the preliminary or final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012269  XXX       $XXX      FL    8/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126039327  XXX       $XXX      FL    12/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009423  XXX       $XXX      FL    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009439  XXX       $XXX      FL    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              missing                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       126012408  XXX       $XXX      FL    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Disbursement Date Missing: File does not contain either                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Preliminary or Final Title.                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                              or original loan amount, whichever applies.: Missing Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012472  XXX       $XXX      FL    9/XX/2007  Investment Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
XXX       XXX   XXX       XXX     XXX       126012434  XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012502  XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012541  XXX       $XXX      FL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009419  XXX       $XXX      FL    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012635  XXX       $XXX      FL    7/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126039671  XXX       $XXX      CA    9/XX/2003  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                            Home       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.
XXX       XXX   XXX       XXX     XXX       126012711  XXX       $XXX      CA    10/XX/2003 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126012745  XXX       $XXX      CA    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012770  XXX       $XXX      CA    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012775  XXX       $XXX      CA    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126039759  XXX       $XXX      CA    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012809  XXX       $XXX      CA    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012814  XXX       $XXX      CA    10/XX/2004 UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126012869  XXX       $XXX      CA    3/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                   State Compliance - California Primary Residence Late Charge Percent Testing:                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         $XXX minimum late charge equals 6.6% exceeds 6% maximum per state CA.                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009506  XXX       $XXX      CA    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012932  XXX       $XXX      CA    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126039921  XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126012925  XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013002  XXX       $XXX      CA    3/XX/2006  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126013058  XXX       $XXX      CA    10/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126013102  XXX       $XXX      CA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013092  XXX       $XXX      CA    2/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126013097  XXX       $XXX      CA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013101  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013230  XXX       $XXX      CA    4/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013235  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Right to Cancel disclosure is not signed by borrower.                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       126040243  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       126040271  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126009632  XXX       $XXX      CA    9/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013249  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013359  XXX       $XXX      CA    12/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       126040324  XXX       $XXX      CA    12/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013438  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013472  XXX       $XXX      CA    4/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126013428  XXX       $XXX      CA    5/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         General - Incomplete Document: Right to Cancel (RTC) is incomplete: RTC form is                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              illegible for the expiration date.                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
XXX       XXX   XXX       XXX     XXX       126013413  XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013458  XXX       $XXX      CA    4/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
XXX       XXX   XXX       XXX     XXX       126013498  XXX       $XXX      CA    5/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126040512  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013568  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126040549  XXX       $XXX      CA    8/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126013675  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         or original loan amount, whichever applies.: Missing Appraisal                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013616  XXX       $XXX      FL    10/XX/2007 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126013694  XXX       $XXX      CA    10/XX/2007 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013656  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126040686  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013661  XXX       $XXX      CA    11/XX/2007 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013726  XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013788  XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX     XXX       126013755  XXX       $XXX      CA    12/XX/2007 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126013850  XXX       $XXX      CA    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126013938  XXX       $XXX      NY    5/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (NY).                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126040958  XXX       $XXX      NY    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126014019  XXX       $XXX      NY    9/XX/2003  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period not                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (NY) - min grace period for NY is 15 days - note states 10                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    days                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
XXX       XXX   XXX       XXX     XXX       126014048  XXX       $XXX      NY    7/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126014091  XXX       $XXX      NY    8/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a preliminary or final                                                                                 3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: 10 day grace is                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     title.                                                                                                                                          [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     less than the 15 day minimum per state - NY.                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         the 2% maximum per state - NY.                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126014074  XXX       $XXX      NY    3/XX/2006  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period not                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (NY) - min grace period for NY is 15 days - note states 10                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         days                                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.                                                                                              2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126014079  XXX       $XXX      NY    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than the 15 day grace period required for NY.                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             the 2% maximum for NY.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126041132  XXX       $XXX      NY    4/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             period is less than 15 days per state (NY).                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: Late charge of 5%                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             exceeds 2% per state (NY).                                                                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126041173  XXX       $XXX      NY    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              The Right to Cancel was not signed or dated by the borrowers.                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       126014184  XXX       $XXX      NY    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 days per state (NY).                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge max is                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             greater than 2% max per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126014206  XXX       $XXX      NY    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       126014274  XXX       $XXX      NY    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126041302  XXX       $XXX      NY    6/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             period is less than 15 minimum per state (NY).                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             2% maximum per state (NY).                                                                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       126014384  XXX       $XXX      GA    4/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126014426  XXX       $XXX      GA    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126014411  XXX       $XXX      GA    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1026553188 XXX       $XXX      GA    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the preliminary or final                                                                               3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     REVIEWER - GENERAL COMMENT (2019-04-XX): File is missing the  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     title.                                                                                                                                          [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      Early Terms Disclosure which includes the disclosure          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                regarding XXX will pay all closing costs.  We need that       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               Disclosure in order to clear this exception.                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT (2019-04-XX): This loan closed under
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              the XXX which is an open-end line of credit (HELOC).  For
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               this program, the HELOC Agreement serves as both the Note and
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                           final TIL disclosure required under Regulation Z. Please note
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            the initial disclosure was not required to be signed and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         indicates XXX will pay all closing costs up to $XXX with some exceptions.
XXX       XXX   XXX       XXX     XXX       126041413  XXX       $XXX      GA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1026553042 XXX       $XXX      GA    11/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126014478  XXX       $XXX      GA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126041474  XXX       $XXX      GA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126014515  XXX       $XXX      DC    7/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126041515  XXX       $XXX      DC    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126014762  XXX       $XXX      PA    6/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Testing: 10 day grace period is less than 15 days allowed by state (PA)                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126014786  XXX       $XXX      NJ    10/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126014862  XXX       $XXX      CT    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
XXX       XXX   XXX       XXX     XXX       126014828  XXX       $XXX      NJ    11/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is    REVIEWER - GENERAL COMMENT (2019-04-XX): We not citing a late State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state (NJ)                                          charge under NJ Stat. Ann. 17:11C-80(c), which applies only   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               to Secondary Mortgage Loans,  but rather under NJ Stat. Ann.  an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          46:10B-25(d) which applies to all NJ home loans (including    securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              2nd lien).  Exception remains.                                ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.                                                                                                                                                                               SELLER - GENERAL COMMENT (2019-04-XX): Per section 21B of the punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            HELOC Agreement regarding late charges, the late fee would    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         not exceed 5% of the unpaid portion of the minimum monthly    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         payment. This complies with the NJ state maximum of 5%. Also, Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         according to the HELOC agreement, the late payment would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         apply if the minimum payment was not received within 10 days of the due date. Research indicates that the 15 day minimum that was cited in the exception only applies to a 1st XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         mortgage. Since the subject loan is a 2nd XXX, the 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         minimum grace period does not apply.
XXX       XXX   XXX       XXX     XXX       126041864  XXX       $XXX      NJ    7/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is    REVIEWER - GENERAL COMMENT (2019-04-XX): We not citing a late State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state (NJ)                                          charge under NJ Stat. Ann. 17:11C-80(c), which applies only   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          to Secondary Mortgage Loans,  but rather under NJ Stat. Ann.  an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              46:10B-25(d) which applies to all NJ home loans (including    securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                               2nd lien).  Exception remains.                                ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            SELLER - GENERAL COMMENT (2019-04-XX): Per section 21 of the  punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         HELOC Agreement regarding late charges, the late fee would    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         not exceed 5% of the unpaid portion of the minimum monthly    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         payment. This complies with the NJ state maximum of 5%. Also, Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         according to the HELOC agreement, the late payment would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         apply if the minimum payment was not received within 10 days of the due date. Research indicates that the 15 day minimum that was cited in the exception only applies to a 1st XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         mortgage. Since the subject loan is a 2nd XXX, the 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         minimum grace period does not apply.
XXX       XXX   XXX       XXX     XXX       126014870  XXX       $XXX      NJ    1/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a preliminary or final                                                                                 3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     title.                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state - NJ.                                                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       126014938  XXX       $XXX      NJ    2/XX/2006  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is    REVIEWER - GENERAL COMMENT (2019-04-XX): We not citing a late State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 days per state (NJ).                                                charge under NJ Stat. Ann. 17:11C-80(c), which applies only   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               to Secondary Mortgage Loans,  but rather under NJ Stat. Ann.  an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                          46:10B-25(d) which applies to all NJ home loans (including    securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                      2nd lien).  Exception remains.                                ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT (2019-04-XX): According to the       punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              Document Name (HELOC Agreement/Disclosure) the borrower will  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                               be charged the greater of $XXX or 5%. There is no record that Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            the borrower has been charged a late fee that is greater than Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         5% per our payment history. Please note that the subject loan Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         originated as a HELOC thus the grace period of 15 days is not Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         applicable. Per NJ Stat Ann  17:11C-80(c) there is no grace period requirement unlike NJ Stat Ann  46:108-25(d) for first liens which specifically states that it is impermissible to have a grace period less than 15 days.
XXX       XXX   XXX       XXX     XXX       126014937  XXX       $XXX      NJ    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              less than 15 day minimum per state (NJ)                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       126014991  XXX       $XXX      NJ    5/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the preliminary or final                                                                               3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace less than                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     title.                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         the 15 day minimum per state - NJ.                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       126015065  XXX       $XXX      NJ    12/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       126015109  XXX       $XXX      NJ    1/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is    REVIEWER - GENERAL COMMENT (2019-04-XX): We not citing a late State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              less than 15 day minimum per state (NJ)                                          charge under NJ Stat. Ann. 17:11C-80(c), which applies only   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          to Secondary Mortgage Loans,  but rather under NJ Stat. Ann.  an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              46:10B-25(d) which applies to all NJ home loans (including    securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                               2nd lien).  Exception remains.                                ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            SELLER - GENERAL COMMENT (2019-04-XX): According to the HELOC punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Agreement the borrower will be charged the greater of $XXX or Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         5%. There is no record that the borrower has been charged a   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         late fee that is greater than 5% per our payment history.     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Please note that the subject loan originated as a HELOC thus the grace period of 15 days is not applicable. Per NJ Stat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Ann  17:11C-80(c) there is no grace period requirement unlike
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         NJ Stat Ann  46:108-25(d) for first liens which specifically states that it is impermissible to have a grace period less than 15 days.
XXX       XXX   XXX       XXX     XXX       126015063  XXX       $XXX      NJ    1/XX/2008  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state (NJ).                                                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       126015113  XXX       $XXX      NJ    10/XX/2008 UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Save New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset Disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       126042123  XXX       $XXX      NY    4/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126042105  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126015179  XXX       $XXX      CT    11/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     REVIEWER - GENERAL COMMENT (2019-04-XX): File is missing the  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      Early Terms Disclosure which includes the disclosure          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          regarding XXX will pay all closing costs.  We need that       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               Disclosure in order to clear this exception.                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT (2019-04-XX): Subject loan is an
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              XXX. XXX guidelines state that for these type of loans, XXX
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               pays all closing costs. As such, there are no costs/fees to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            itemize or to disclose.
XXX       XXX   XXX       XXX     XXX       126015135  XXX       $XXX      CT    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
XXX       XXX   XXX       XXX     XXX       126009911  XXX       $XXX      CT    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - Property Type Not Provided: UTD as listed on Tape Data due                                                                Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     to missing documentation needed to verify.                                                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126042247  XXX       $XXX      MA    10/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.
XXX       XXX   XXX       XXX     XXX       126015266  XXX       $XXX      MA    5/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     day grace is less than the 15 day minimum for open end credit per state - MA.                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Testing: 5% late charge exceeds the lesser of 10% or $XXX maximum for open end                                                                 State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             credit per state - MA                                                                                                                          particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126042353  XXX       $XXX      MA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              day grace period is less than 15 days per state (MA).                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             Testing: 5% maximum late charge exceeds $XXX maximum per state (MA).                                                                           particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126042433  XXX       $XXX      MO    10/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
XXX       XXX   XXX       XXX     XXX       126015516  XXX       $XXX      MO    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Missouri Late Charge Grace Period Testing: Late charge not                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (MO) - no late fee may be assessed before 15 days from the due                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         date - note states 10 days.                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126010095  XXX       $XXX      IL    6/XX/2005  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX     XXX       126015718  XXX       $XXX      IL    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126010133  XXX       $XXX      FL    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126015762  XXX       $XXX      IL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126015728  XXX       $XXX      NM    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126042848  XXX       $XXX      VA    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126010104  XXX       $XXX      VA    11/XX/2005 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX     XXX       126010132  XXX       $XXX      VA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
XXX       XXX   XXX       XXX     XXX       126042851            $XXX      VA    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126015894  XXX       $XXX      VA    1/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       126015878  XXX       $XXX      VA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       126042944  XXX       $XXX      VA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       126042967  XXX       $XXX      NJ    1/XX/2007  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               126334319  XXX       $XXX      AL    7/XX/2009  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2009.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               126334364  XXX       $XXX      OR    7/XX/2009  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               126334416  XXX       $XXX      WA    6/XX/2009  Primary    Refinance Rate/Term             3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                           SELLER - GENERAL COMMENT (2019-05-XX): Final HUD is not       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                      Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          contained in archived images. Seller is unable to produce.    State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.                                                                                                                                       Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2009.                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2019-05-XX): No action seller
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009.                                                                                                                                                                                                                                                             agree.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
XXX       XXX   XXX       XXX               126334423  XXX       $XXX      CT    7/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               126334451  XXX       $XXX      GA    7/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               126334511  XXX       $XXX      NV    6/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2009.                                                                                                                                                                                                                                             Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX               126334506  XXX       $XXX      GA    7/XX/2009  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               126334542  XXX       $XXX      RI    7/XX/2009  Primary    Refinance Rate/Term             3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2019-06-XX): Newly provided image State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure                          State - NC
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Unable to determine if loan file contained record(s) documenting high-cost home loan analysis.                                                                                                                                                                                                                                                                                                                                           is the best possible match available in Seller's imaging      or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.                                                                                                                                                                                                                                                                                          archives.                                                     State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of
                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2019-06-XX): Exception remains,   trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Document received refers to the net tangible benefit of the   State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan and does not reference High cost Home loans.             lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-06-XX): Newly provided image is the best possible match available in Seller's imaging
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         archives.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-06-XX): Exception remains,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Document received refers to the net tangible benefit of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-06-XX): Newly provided image is the best possible match available in Seller's imaging
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         archives.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-06-XX): Exception remains,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Document received refers to the net tangible benefit of the loan and does not reference required verbiage within the RI application disclosure.
XXX       XXX   XXX       XXX               126334586  XXX       $XXX      CT    7/XX/2009  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX               126334568  XXX       $XXX      MI    7/XX/2009  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                       State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                       violations arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                     State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                             from servicing or collecting.
XXX       XXX   XXX       XXX               126334591  XXX       $XXX      MO    6/XX/2009  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               126334643  XXX       $XXX      GA    7/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
XXX       XXX   XXX       XXX               126334605  XXX       $XXX      LA    6/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                             Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX               126334640  XXX       $XXX      DE    7/XX/2009  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               126334674  XXX       $XXX      IL    7/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                              amount financed does not include a $XXX subordination recording fee as prepaid
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               finance charges.
XXX       XXX   XXX       XXX               126334727  XXX       $XXX      NH    7/XX/2009  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.
XXX       XXX   XXX       XXX               126334753  XXX       $XXX      PA    7/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                             Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                                  incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX               126334724  XXX       $XXX      AZ    7/XX/2009  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        did not disclose the release tracking fee of $XXX, email fee of $XXX, recording service fee of $XXX, or the courier fee of $XXX as prepaid finance charges.
XXX       XXX   XXX       XXX               126334789  XXX       $XXX      TN    7/XX/2009  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009.
XXX       XXX   XXX       XXX               126334747  XXX       $XXX      LA    6/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               126334758  XXX       $XXX      FL    7/XX/2009  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               126334800  XXX       $XXX      MI    7/XX/2009  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               126334827  XXX       $XXX      MA    7/XX/2009  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                               did not disclose the release tracking fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               126334809  XXX       $XXX      WA    6/XX/2009  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                             State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.                                                                                                                                       -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
XXX       XXX   XXX       XXX               126334877  XXX       $XXX      CO    7/XX/2009  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).                                                                                                                                                                                                                                                                                                                                                                            State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Assignees of residential mortgage loans do not appear to be subject to liability for any violation of CO HB 1322.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.
XXX       XXX   XXX       XXX               126334860  XXX       $XXX      CO    7/XX/2009  Primary    Refinance UTD                   3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                   SELLER - GENERAL COMMENT (2019-06-XX): Final HUD is not                                                                                                                                                                                                                                                                                                    Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          contained in archived images. Seller is unable to produce.                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               REVIEWER - GENERAL COMMENT (2019-06-XX): No action seller
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         agree.
XXX       XXX   XXX       XXX               126334905  XXX       $XXX      NC    6/XX/2009  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               not disclose the courier fee of  $XXX as prepaid finance charges
XXX       XXX   XXX       XXX               126334936  XXX       $XXX      VA    7/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               126334897  XXX       $XXX      NJ    7/XX/2009  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other
XXX       XXX   XXX       XXX               126334923  XXX       $XXX      VA    7/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               126334970  XXX       $XXX      OK    7/XX/2009  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               126335036  XXX       $XXX      AL    7/XX/2009  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               did not disclose the settlement fee of $XXX as prepaid finance charges.                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               126362003  XXX       $XXX      NM    7/XX/2009  Primary    Refinance Rate/Term             3                                                                                                                                                                                                                                            3           [3] State Compliance - (State High Cost) New Mexico High-Cost Loan (Points and Fees): New Mexico Home Loan Protection Act: Points and Fees on subject loan of 5.59026% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .59026%).  Non-Compliant High Cost Loan.                            Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization   REVIEWER - GENERAL COMMENT (2019-06-XX): Seller disputes this State Compliance - (State High Cost) New Mexico High-Cost Loan (Points and Fees): Assignee Liability:  Purchasers and assignees of high cost home loan are subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.                           HC - High Cost
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.                                                                                              did not disclose an courier fee of $XXX or the Price adjustment fee/loan         finding. As per NM guidelines, the Points and Fees paid on    In addition, because the Act provides that a violation of the Act constitutes an unfair or deceptive trade practice pursuant to the Unfair Practices Act, creditors and their assignees would presumably also be subject to the penalty provision of that law.                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                               discount to lender of $XXX as prepaid finance charges.                           this loan were $XXX or 4.44%, which is in compliance.         A borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee of a home loan: (i) within six years of the closing of a high cost home loan, a violation of the Act as an original action; (ii) at any time during the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                             Seller has provided the pre-closing high cost worksheet in an term of a high cost home loan, any defense, claim or counterclaim, or action to enjoin foreclosure or to preserve or obtain possession of the dwelling that secures the loan, including but not limited to a violation of the Act, after an action to collect on the home loan
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                             effort to show due diligence at the time of closing (and      or foreclose on the collateral securing the home loan has been initiated or the debt arising from the home loan has been accelerated or the home loan has become sixty days in default; or (iii) within three years of the closing of a home loan, a violation of the "loan
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                because it reflects the bona fide discount value). This       flipping" provision as a defense, claim or counterclaim or as an action to enjoin foreclosure or to preserve or obtain possession of the dwelling that secures the loan, including but not limited to a violation of the Act, after an action to collect on the home loan or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009.                                                                                                                                                                                                                                                             worksheet did not, however, include the final "price          foreclose on the collateral securing the home loan has been initiated or the debt arising from the home loan has been accelerated or the home loan has become sixty days in default.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         adjustment" as reflected on the HUD-1, so it's incomplete. As The Act provides for punitive damages for malicious or reckless violations. Damages may include: (i) actual damages, including consequential and incidental damages; (ii) statutory damages equal to two times the finance charge paid under the loan and forfeiture of the further support, a spreadsheet of calculations has also been  remaining interest under the loan; (iii) punitive damages, when the violation is malicious or reckless; (iv) costs and reasonable attorneys' fees; and (v) injunctive, declaratory and other equitable relief as the court deems appropriate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to reflect the final Points and Fees.                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               126335030  XXX       $XXX      IL    7/XX/2009  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2009.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               126335108  XXX       $XXX      OH    7/XX/2009  Primary    Refinance Cash-out -            2                [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                     2           [2] General - Incomplete Document: TIL Final is incomplete                                                                                                                                                                                                                                                                                                                                                                              General - Incomplete Document: TIL Final is incomplete: Final TIL incomplete due                                                               State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim                        -
                                                                                                       Debt Consolidation                               provided                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2009.                                                                                              to the payments being calculated with a term of 360 however the note reflects a                                                                or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information.                                                                                                                                                                                                     term of 300.                                                                                                                                   purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).                                                                                                                                                                                                                                                                                                        The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                              reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
XXX       XXX   XXX       XXX               126335076  XXX       $XXX      IN    7/XX/2009  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX               XXX       1119805865 XXX       $XXX      NC    10/XX/2005 UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1119920297 XXX       $XXX      NC    1/XX/2006  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1119920439 XXX       $XXX      NC    9/XX/2006  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                            Home       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
XXX       XXX   XXX               XXX       1119805961 XXX       $XXX      NC    12/XX/2006 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1119923624 XXX       $XXX      OR    11/XX/2007 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Oregon Late Charge Grace Period Testing: Grace period of 10                                                                 Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     days is below the 15 day minimum for the state of OR.                                                                                                                                                                                                                                                                                                                                                                                                Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX               XXX       1119808113 XXX       $XXX      AZ    1/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119923287 XXX       $XXX      AZ    5/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Note is missing page 9 which is the signature page.                                                                                 3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] General - Incomplete Document: Note - Subject Lien is incomplete                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                    Required
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1119808218 XXX       $XXX      AZ    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119808303 XXX       $XXX      AZ    7/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
XXX       XXX   XXX               XXX       1119923341 XXX       $XXX      AZ    9/XX/2007  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1119808414 XXX       $XXX      NV    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119919412 XXX       $XXX      FL    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119807324 XXX       $XXX      FL    4/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119925945 XXX       $XXX      FL    5/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119807459 XXX       $XXX      FL    11/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119919631 XXX       $XXX      FL    11/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119807714 XXX       $XXX      FL    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119919717 XXX       $XXX      FL    4/XX/2006  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119803848 XXX       $XXX      FL    9/XX/2006  UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1119919785 XXX       $XXX      FL    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119803978 XXX       $XXX      FL    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119920005 XXX       $XXX      FL    3/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119804011 XXX       $XXX      FL    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119920199 XXX       $XXX      FL    8/XX/2007  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1119920276 XXX       $XXX      FL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX               XXX       1119804156 XXX       $XXX      FL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX               XXX       1119920867 XXX       $XXX      FL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX               XXX       1119920915 XXX       $XXX      FL    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX               XXX       1119804233 XXX       $XXX      FL    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX               XXX       1119804389 XXX       $XXX      FL    2/XX/2008  Second     Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                            Home       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1119804259 XXX       $XXX      FL    3/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1119921911 XXX       $XXX      CA    3/XX/1999  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1998.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119921988 XXX       $XXX      CA    5/XX/2004  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1119807776 XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119922033 XXX       $XXX      CA    3/XX/2005  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1119922081 XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119922063 XXX       $XXX      CA    9/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119805711 XXX       $XXX      CA    10/XX/2006 UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1119805758 XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.                                                                                                                                                                                                                                                                      Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1121561970 XXX       $XXX      CA    11/XX/2006 Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                            Home       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX               XXX       1119922921 XXX       $XXX      CA    5/XX/2007  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119806967 XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX               XXX       1119922930 XXX       $XXX      CA    9/XX/2007  Primary    Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX               XXX       1119922985 XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX               XXX       1119807011 XXX       $XXX      CA    9/XX/2007  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119923104 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119807033 XXX       $XXX      CA    11/XX/2007 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1119923093 XXX       $XXX      CA    1/XX/2008  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: HELOC                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               No       TNR Testing Not
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         agreement date 1/XX/2008, Notary date 1/XX/2008.                                                                                               Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Required
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1119924767 XXX       $XXX      NY    2/XX/2006  Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: HELOC                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Agreement is missing pages 7 and 8 of 10 pages                                                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period not                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (NY) - min grace period for NY is 15 days - note states 10                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    days
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          State Compliance - New York Late Charge Percent Testing: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.              per state (NY) - max late charge for NY is 2% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119804633 XXX       $XXX      GA    11/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1119804777 XXX       $XXX      GA    5/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119921352 XXX       $XXX      GA    10/XX/1997 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/1997 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1997.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/1997, prior to three (3) business days from transaction date of 10/XX/1997.
XXX       XXX   XXX               XXX       1119808979 XXX       $XXX      GA    1/XX/2005  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1119809010 XXX       $XXX      MD    2/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119923925 XXX       $XXX      MD    3/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119809118 XXX       $XXX      MD    5/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119924036 XXX       $XXX      MD    9/XX/2007  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1119924042 XXX       $XXX      MD    10/XX/2007 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119809237 XXX       $XXX      TN    6/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119925223 XXX       $XXX      PA    1/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                              [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119806236 XXX       $XXX      NJ    1/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003.
XXX       XXX   XXX               XXX       1119806208 XXX       $XXX      NJ    2/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119806319 XXX       $XXX      NJ    11/XX/2000 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119920668 XXX       $XXX      NJ    6/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1119920711 XXX       $XXX      NJ    9/XX/2005  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1119804385 XXX       $XXX      KY    7/XX/2000  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                 -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2000.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX               XXX       1119920976 XXX       $XXX      OH    10/XX/2000 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119921029 XXX       $XXX      NH    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2019-05-XX): Not subject to high  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                           cost                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119921380                                                                                 3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Yes      TR Note
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Deficiency
XXX       XXX   XXX               XXX       1119804935 XXX                 CT               Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Closing / Title - Missing Document: Note - Subject Lien not provided: Lien in                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             Yes      TR Note
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          file is for XXX . per tape data lien is XXX and from 10/XX/04                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Deficiency
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX               XXX       2020702049 XXX       $XXX      ME    7/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119809646 XXX       $XXX      MA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX               XXX       1119924253                                                                                 3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            UTD      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX               XXX       1119924427 XXX       $XXX      MI    1/XX/2004  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX               XXX       1119808597 XXX       $XXX      MO    4/XX/2006  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Missouri Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period  is  less than 15 day minimum per  state (MO).                                                                                          Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - Note Error: Note grace period days less than minimum per                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              state: Grace period of 10 days is less than 15 day minimum per state (MO).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - Note Error: Note grace period days less than minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119925440 XXX       $XXX      TN    9/XX/2006  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                            Home       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX               XXX       1119808662 XXX       $XXX      KS    4/XX/2001  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Closing / Title - Missing Document: Note - Subject Lien not provided: Note                                                                                                                                                                                                                                                                                                                                                                  Yes      TR Note
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                          provided is illegible                                                                                                                                                                                                                                                                                                                                                                                                                                Deficiency
XXX       XXX   XXX               XXX       1119808652 XXX       $XXX      IA    2/XX/2006  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Iowa Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119809864 XXX       $XXX      IL    11/XX/2003 Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX               XXX       1122834209 XXX       $XXX      CA    12/XX/2005 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       1119809892 XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX               XXX       1119805123 XXX       $XXX      VA    4/XX/2003  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1119805157 XXX       $XXX      VA    3/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119805146 XXX       $XXX      VA    4/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1119921575 XXX       $XXX      VA    1/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1119921615 XXX       $XXX      VA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1119921776 XXX       $XXX      VA    2/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                    Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       127193423  XXX       $XXX      IL    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127164894  XXX       $XXX      NY    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127187125  XXX       $XXX      NY    12/XX/2005 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       127148756  XXX       $XXX      OK    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127148643  XXX       $XXX      MN    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Note Error: Note late charge percentage exceeds maximum per                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       state: 6% late charge exceeds the 5% maximum per state (MN).                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
XXX       XXX   XXX       XXX     XXX       127162256  XXX       $XXX      OR    3/XX/2005  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-09-XX): Please refer to page   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                       XXX of the "XXX" which states that initial index is 5.50%    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          and margin is 0.00%.  This equates to an initial rate of      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               5.50%.  The "XXX" also states that APR is 5.50%, which is the Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                          same as the initial rate.  This means that there were no
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                  other fees/costs at account opening.  Otherwise, APR would be
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    higher than 5.50%.  In addition, the "XXX" also states "The
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            ANNUAL PERCENTAGE RATE includes only interest and no other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                costs."   As such, there were no fees/costs to itemize or to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                      disclose.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX       XXX     XXX       125594496  XXX       $XXX      FL    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Right of Rescission missing                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127155734  XXX       $XXX      ME    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127192721  XXX       $XXX      MD    11/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC Missing from file.                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127145796  XXX       $XXX      NY    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation                               [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.
XXX       XXX   XXX       XXX     XXX       127155376  XXX       $XXX      TX    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                           SELLER - GENERAL COMMENT (2019-09-XX): Embedded throughout    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                             State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                          the Note and the Deed of Trust is the language that supports  lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                             we have disclosed and complied with Section 50(a)(6), Article comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                      XVI of the Texas Constitution.  Amongst other sections of the and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                      Note and Homestead Lien Contract and Deed of Trust, please    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               refer to sections: Governing law, Collateral, Home Equity     lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan, Miscellaneous, and General Provisions to support        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.                                                                                                                                                                               compliance with Notice Concerning Extensions of Credit.       and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                   Please refer to Fees Limited section of the Note, and the     State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             HUD-1 for documentation supporting we complied with           fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)                                                                                                                                 disclosing applicable fees and charges.   Additionally, the   any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                     last paragraph in the Note, the Deed of Trust, and/or the     spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                         Voluntary Designation of Homestead executed acknowledges that State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            copies were received of the documents and all disclosures     with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                    required by Section 50(g), Article XVI of the Texas           note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Constitution.                                                 owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): Acknowledgment is    State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         not sufficient as it is pre-printed on  Note/Affidavit,       assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Exception remains.                                            State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2019-09-XX): Embedded throughout    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder the Note and the Deed of Trust is the language that supports  (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender we have disclosed and complied with Section 50(a)(6), Article or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XVI of the Texas Constitution.  Amongst other sections of the spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Note and Homestead Lien Contract and Deed of Trust, please    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         refer to sections: Governing law, Collateral, Home Equity     or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Loan, Miscellaneous, and General Provisions to support        The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliance with Notice Concerning Extensions of Credit.       owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Please refer to Fees Limited section of the Note, and the     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 for documentation supporting we complied with           Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosing applicable fees and charges.   Additionally, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         last paragraph in the Note, the Deed of Trust, and/or the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Voluntary Designation of Homestead executed acknowledges that copies were received of the documents and all disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         required by Section 50(g), Article XVI of the Texas
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Constitution.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): Acknowledgment is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         not sufficient.  Need a copy of the actual Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Extensions of Credit that is dated (does not need to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         signed) at least 12 days prior to closing and a copy of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Notice signed at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2019-09-XX): Embedded throughout the Note and the Deed of Trust is the language that supports we have disclosed and complied with Section 50(a)(6), Article
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XVI of the Texas Constitution.  Amongst other sections of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Note and Homestead Lien Contract and Deed of Trust, please refer to sections: Governing law, Collateral, Home Equity
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Loan, Miscellaneous, and General Provisions to support
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliance with Notice Concerning Extensions of Credit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Please refer to Fees Limited section of the Note, and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 for documentation supporting we complied with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosing applicable fees and charges.   Additionally, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            last paragraph in the Note, the Deed of Trust, and/or the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Voluntary Designation of Homestead executed acknowledges that copies were received of the documents and all disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         required by Section 50(g), Article XVI of the Texas
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Constitution.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): Acknowledgment is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         not sufficient as it is pre-printed on  Note/Affidavit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2019-09-XX): Embedded throughout the Note and the Deed of Trust is the language that supports we have disclosed and complied with Section 50(a)(6), Article
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XVI of the Texas Constitution.  Amongst other sections of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Note and Homestead Lien Contract and Deed of Trust, please refer to sections: Governing law, Collateral, Home Equity
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Loan, Miscellaneous, and General Provisions to support
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliance with Notice Concerning Extensions of Credit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Please refer to Fees Limited section of the Note, and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 for documentation supporting we complied with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosing applicable fees and charges.   Additionally, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         last paragraph in the Note, the Deed of Trust, and/or the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Voluntary Designation of Homestead executed acknowledges that copies were received of the documents and all disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         required by Section 50(g), Article XVI of the Texas
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Constitution.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): Acknowledgment is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         not sufficient as it is pre-printed on  Note/Affidavit  and there is no copy of the Itemized Disclosure of Closing Costs in the file.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2019-09-XX): The appraised value of the subject property at origination was $XXX, as noted on the attached Property Information display from our servicing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         system.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): Screen print
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided does not include a property address in connection with appraisal and/or value. Exception remains.
XXX       XXX   XXX       XXX     XXX       127164964  XXX       $XXX      NY    5/XX/2004  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in file.                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127166731  XXX       $XXX      MA    6/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  No evidence of Preliminary or Final Title in file.                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              RTC is missing from the file.                                                                                                                  State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127158375  XXX       $XXX      NY    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        State Compliance - New York Late Charge Grace Period Testing: 0 days grace                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.                                                                                                                                                                            period is less than the 15 days minimum per state of NY.                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       127159149  XXX       $XXX      NJ    6/XX/2005  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127183572  XXX       $XXX      NY    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: Note late fee of 4% in                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             excess of 3% maximum allowed per state, NY.                                                                                                    violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                confirm that borrower received.                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127166487  XXX       $XXX      CT    9/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  The Prelim and Final Title Policies are missing                                                                                     2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
XXX       XXX   XXX       XXX     XXX       127156016  XXX       $XXX      NH    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain evidence of Preliminary or Final                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127185023  XXX       $XXX      NY    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period not                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (NY) - min grace period for NY is 15 days - Note states 10                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    days.                                                                                                                                          X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                              State Compliance - New York Late Charge Percent Testing: Late charge not allowed                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        per state (NY) - max late charge for NY is 2% - Note states 5%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
XXX       XXX   XXX       XXX     XXX       127181415  XXX       $XXX      CA    6/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127176155  XXX       $XXX      IL    5/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127146903  XXX       $XXX      WI    12/XX/2006 Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127155058  XXX       $XXX      NC    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127151761  XXX       $XXX      IL    2/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127153828  XXX       $XXX      CA    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154156  XXX       $XXX      MA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either  Preliminary or Final Title.                                                                           2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127150874  XXX       $XXX      MD    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127147903  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX     XXX       127148176  XXX       $XXX      LA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       127145819  XXX       $XXX      GA    12/XX/2005 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX     XXX       127157764  XXX       $XXX      CA    2/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127157405  XXX       $XXX      CA    12/XX/2005 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127156059  XXX       $XXX      MA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Late Charge Percent Testing: 4% late fee                                                                      State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              exceeds the 3% maximum per state (MA).                                                                                                         particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                           parties: TIL appears to be final but not signed nor initialed by borrower                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        confirm that borrower received.                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127160195  XXX       $XXX      IL    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127161572  XXX       $XXX      FL    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127161627  XXX       $XXX      OR    9/XX/2007  Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Oregon Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127162486  XXX       $XXX      AZ    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162966  XXX       $XXX      FL    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a preliminary or final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127184126  XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX     XXX       127192228  XXX       $XXX      NY    2/XX/2008  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (NY)                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                           State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127165577  XXX       $XXX      MD    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127166670  XXX       $XXX      MA    3/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127166852  XXX       $XXX      MI    3/XX/2003  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       127164987  XXX       $XXX      NY    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace is                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    less than the minimum 15 days per state - NY.                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          State Compliance - New York Late Charge Percent Testing: $XXX or 4.2735% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               the 2% per state - NY.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127161493  XXX       $XXX      MA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127160070  XXX       $XXX      NJ    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127166638  XXX       $XXX      MA    10/XX/2002 UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127160328  XXX       $XXX      NJ    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
XXX       XXX   XXX       XXX     XXX       127186502  XXX       $XXX      NY    5/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
XXX       XXX   XXX       XXX     XXX       127166864  XXX       $XXX      MA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              day grace period is less than minimum 15 day grace period per state of MA.                                                                     Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         Testing: 5% late charge does not comply with the max $10 (lesser of $10 or 10%)                                                                particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             per state of MA.                                                                                                                               Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX     XXX       127156042  XXX       $XXX      NJ    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                              is payment stream related.  Final payment stream shows 300 payments of $XXX;                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 actual payment stream shows 299 payment of $XXX and 1 payment of $XXX due to DSI                                                               Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                               interest collection method.                                                                                                                    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127156410  XXX       $XXX      NJ    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 determine under disclosure due to missing itemization of amount financed.                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        disbursement and/or note date but is not signed or                                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                dated by borrower so cannot confirm that borrower received.                                                                                    Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127176253  XXX       $XXX      MD    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127175127  XXX       $XXX      NJ    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                      [2] Value                             2           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.57288% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .57288%).                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                  Discrepancy -                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                              AVM used as                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                              supporting
                                                                                                                                                                                                                                                                                                                                              valuation
                                                                                                                                                                                                                                                                                                                                              contains an
                                                                                                                                                                                                                                                                                                                                              FSD that is
                                                                                                                                                                                                                                                                                                                                              blank or is
                                                                                                                                                                                                                                                                                                                                              greater than
                                                                                                                                                                                                                                                                                                                                              20%.:
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Type: AVM /
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Report Date:
                                                                                                                                                                                                                                                                                                                                              05/XX/2007 FSD
                                                                                                                                                                                                                                                                                                                                              Score:
XXX       XXX   XXX       XXX     XXX       127148783  XXX       $XXX      MA    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127153515  XXX       $XXX      IL    6/XX/2006  Primary    Purchase                        3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127145889  XXX       $XXX      WI    12/XX/2005 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127148751  XXX       $XXX      NJ    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127148899  XXX       $XXX      TX    8/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127153554  XXX       $XXX      MA    6/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127155361  XXX       $XXX      IL    7/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127184466  XXX       $XXX      CA    12/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127151050  XXX       $XXX      NJ    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127154827  XXX       $XXX      MA    10/XX/2004 Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Yes      TR HUD
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
XXX       XXX   XXX       XXX     XXX       127153701  XXX       $XXX      TX    5/XX/2006  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127146926  XXX       $XXX      NJ    2/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127177956  XXX       $XXX      NH    8/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127150145  XXX       $XXX      IL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127150957  XXX       $XXX      FL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Note Addendum - Prepayment not         Missing page 2                                                                                                                      2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            provided                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127155632  XXX       $XXX      CT    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                              determine under disclosure due to missing Itemization of Amount Financed.                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2018.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127147422  XXX       $XXX      NY    3/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX     XXX       127155316  XXX       $XXX      TX    2/XX/2005  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
XXX       XXX   XXX       XXX     XXX       127146813  XXX       $XXX      NJ    10/XX/2006 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX     XXX       127151535  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                       Disclosure Not Provided Within 3 Business Days of Application: Affiliated                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.                                                                                                                                                                            Business Arrangement Disclosure was provided at closing not prior to closing.                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Days From Transaction Date: Per HUD-1 loan disbursed 11/XX/2007.  No other dates indicated on HUD-1 or Notice of Right to Cancel.
XXX       XXX   XXX       XXX     XXX       127184324  XXX       $XXX      CA    3/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               127158252  XXX       $XXX      IL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               127157733  XXX       $XXX      CA    8/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121438148 XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1121458135 XXX       $XXX      CT    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121453307 XXX       $XXX      CT    10/XX/2007 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121447555 XXX       $XXX      NC    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121445496 XXX       $XXX      NC    12/XX/2005 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121553966 XXX       $XXX      MS    12/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121561683 XXX       $XXX      NC    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121567209 XXX       $XXX      NC    1/XX/2007  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121565711 XXX       $XXX      NC    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121455915 XXX       $XXX      NC    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121438632 XXX       $XXX      SC    2/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
XXX       XXX   XXX       XXX               1121438554 XXX       $XXX      SC    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Title / Lien Defect - Title Evidence is not a standard policy.: Title Evidence:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Attorney Opinion                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 claims.
XXX       XXX   XXX       XXX               1121438841 XXX       $XXX      SC    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               1121458276 XXX       $XXX      OR    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121458416 XXX       $XXX      OR    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121453671 XXX       $XXX      AZ    1/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     REVIEWER - GENERAL COMMENT (2019-07-XX): Information and      Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      documentation provided is not sufficient to clear this        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          exception, issue remains.                                     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121438961 XXX       $XXX      AZ    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title"                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121451215 XXX       $XXX      NV    12/XX/2001 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121560330 XXX       $XXX      AZ    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121555805 XXX       $XXX      NV    2/XX/2008  Primary    Refinance UTD                   2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Title / Lien Defect - Title Evidence is not a standard policy.: Title Evidence:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lender Intent                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121438309 XXX       $XXX      WA    3/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121454385 XXX       $XXX      NV    4/XX/2008  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as "lenders" subject to the Act. Damages consist of three times the borrower's actual damages, plus costs and reasonable attorney's fees. In addition, borrower
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                             protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.                                                                                                                                                                                                                                                                                                                                connection with the home loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121447476 XXX       $XXX      FL    1/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2022236679 XXX       $XXX      FL    4/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or  final title.                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121438661 XXX       $XXX      FL    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121452708 XXX       $XXX      FL    10/XX/2005 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121443740 XXX       $XXX      FL    9/XX/2005  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               1121570008 XXX       $XXX      FL    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Preliminary and Final Title not provided.                                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
XXX       XXX   XXX       XXX               1121561339 XXX       $XXX      FL    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
XXX       XXX   XXX       XXX               1121564370 XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121555247 XXX       $XXX      FL    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121556487 XXX       $XXX      FL    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121571050 XXX       $XXX      FL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121447974 XXX       $XXX      FL    6/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
XXX       XXX   XXX       XXX               1121457231 XXX       $XXX      FL    8/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
XXX       XXX   XXX       XXX               1121440728 XXX       $XXX      CA    6/XX/1990  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/1990 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1990 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1989.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121438719 XXX       $XXX      CA    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121457790 XXX       $XXX      CA    6/XX/1990  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1990 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1990 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1989.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121443679 XXX       $XXX      CA    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568743 XXX       $XXX      CA    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121570282 XXX       $XXX      CA    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121559087 XXX       $XXX      CA    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121446173 XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121441898 XXX       $XXX      CA    3/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-07-XX): The missing compliance Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      documents required to test have been located. Please note for Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          this program, the HELOC Agreement serves as both the Note and Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               final TIL disclosure required under Regulation Z. The HELOC   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          Agreement and disclosure statement dated 03/XX/2005 reflects
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              there were no origination fees or costs on the subject loan
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               REVIEWER - GENERAL COMMENT (2019-07-XX): Disclosure of costs
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    and fees not provided. Need either Closing Instructions with
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         "
XXX       XXX   XXX       XXX               1121556386 XXX       $XXX      CA    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1121456551 XXX       $XXX      CA    10/XX/2007 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121571336 XXX       $XXX      CA    2/XX/2007  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               2022236069 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1121455177 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121566059 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121446601 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121560356 XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File  does not contain either preliminary or final title.                                                                           2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                   State Compliance - California Primary Residence Late Charge Percent Testing: 5%                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         late charge is less than 6% maximum per state (CA).                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121445782 XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121556822 XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1121565884 XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1121567498 XXX       $XXX      CA    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1121447568 XXX       $XXX      CA    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX               1121560254 XXX       $XXX      NY    3/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    period less than 15 day minimum per state (NY)                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121454480 XXX       $XXX      NY    1/XX/1998  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX               1121447497 XXX       $XXX      NY    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: 10 day grace       SELLER - GENERAL COMMENT (2019-07-XX): This loan closed under Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period is less than the 15 day minimum per state - NY.                           the XXX which is an open-end line of credit (HELOC). For this Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds  program, the HELOC Agreement serves as both the Note and
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              the 2% maximum per state - NY.                                                   final TIL disclosure required under Regulation Z.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               REVIEWER - GENERAL COMMENT (2019-07-XX): Disclosure of costs
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                         and fees not provided. Need either Closing Instructions with
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                 signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    Disclosure for subject loan. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121439965 XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Ten (10) day grace                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period for the late charge does not conforms with the minimum of 15 days per                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    state (NY) Regs.                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          State Compliance - New York Late Charge Percent Testing: Late charge not allowed                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                              per state (NY) - max late charge for NY is 2% - note states 5%                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121564270 XXX       $XXX      NY    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: Late charge not allowed                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              per state (NY) - max late charge for (NY) is 2% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121443087 XXX       $XXX      NY    8/XX/2007  Investment Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
XXX       XXX   XXX       XXX               1121563153 XXX       $XXX      NY    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121569327 XXX       $XXX      GA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121451643 XXX       $XXX      GA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121558122 XXX       $XXX      GA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121452388 XXX       $XXX      GA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121450997 XXX       $XXX      GA    3/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121453362 XXX       $XXX      DC    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121564667 XXX       $XXX      MD    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121457771 XXX       $XXX      MD    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121571342 XXX       $XXX      DC    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121451450 XXX       $XXX      MD    9/XX/2006  Investment UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
XXX       XXX   XXX       XXX               1121449090 XXX       $XXX      DC    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                             [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1121563636 XXX       $XXX      MD    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                refinance was by the original creditor.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               1121568018 XXX       $XXX      MD    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121458512 XXX       $XXX      MD    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1121452279 XXX       $XXX      DE    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121451844 XXX       $XXX      MD    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121442001 XXX       $XXX      TN    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX       XXX               1121566535 XXX       $XXX      TN    10/XX/2007 UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Tennessee Late Charge Percent and Amount Test: 5% late charge                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              is within No limits per state (TN).  Maximum amount not calculated due to                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         missing stated payment.                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121449854 XXX       $XXX      PA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121439311 XXX       $XXX      PA    10/XX/2008 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
XXX       XXX   XXX       XXX               1121439701 XXX       $XXX      NJ    5/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121455360 XXX       $XXX      PA    4/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Closing / Title - Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         day grace period less than 15 day minimum per state (PA)                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121438586 XXX       $XXX      NJ    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 days grace period is                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              less than the 15 days minimum per state of NJ.                                                                                                 creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               1121568102 XXX       $XXX      NJ    12/XX/2008 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period less                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              than 15 day minimum per state (NJ)                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Save New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset Disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121556977 XXX       $XXX      CT    11/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121447671 XXX       $XXX      CT    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121564331 XXX       $XXX      CT    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121555969 XXX       $XXX      CT    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121454879 XXX       $XXX      ME    12/XX/2005 UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-08-XX): Please refer to page   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                       XXX of the "XXX" which states that initial index is 7.00%    Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          and margin is 0.24%.  This equates to an initial rate of      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               7.24%.  The "XXX" also states that APR is 7.24%, which is the Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).                                                                                                                                                                                                                                                                                                                                                                             same as the initial rate.  This means that there were no      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          other fees/costs at account opening.  Otherwise, APR would be
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              higher than 7.24%.  In addition, the "XXX" also states "The
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               ANNUAL PERCENTAGE RATE includes only interest and no other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    costs."   As such, there were no fees/costs to itemize or to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            disclose.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2019-08-XX): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX       XXX               1121450673 XXX       $XXX      MA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1121560641 XXX       $XXX      MI    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Michigan Late Charge Percent and Amount Testing: Max late                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         charge is grayed out                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
XXX       XXX   XXX       XXX               2022344326 XXX       $XXX      MI    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
XXX       XXX   XXX       XXX               1121557050 XXX       $XXX      MI    7/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
XXX       XXX   XXX       XXX               1121557088 XXX       $XXX      MI    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
XXX       XXX   XXX       XXX               1121554119 XXX       $XXX      MI    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
XXX       XXX   XXX       XXX               1121564590 XXX       $XXX      MI    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                            [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               1121450523 XXX       $XXX      MO    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
XXX       XXX   XXX       XXX               1121558074 XXX       $XXX      MD    10/XX/2006 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
XXX       XXX   XXX       XXX               1121443213 XXX       $XXX      IL    4/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121458280 XXX       $XXX      IL    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121439681 XXX       $XXX      NM    10/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-08-XX): Please refer to page   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                       XXX of the "XXX" which states that initial index is 6.75%    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          and margin is 0.25%.  This equates to an initial rate of 7%.                                                                                                                                                                                                                                                                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               The "XXX" also states that APR is 7%, which is the same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               the initial rate.  This means that there were no other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                             fees/costs at account opening.  Otherwise, APR would be
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            higher than 7%.  In addition, the "XXX" also states "The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         ANNUAL PERCENTAGE RATE includes only interest and no other costs."  As such, there were no fees/costs to itemize or to disclose.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-08-XX): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX       XXX               1121570240 XXX       $XXX      NM    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1121559684 XXX       $XXX      VA    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121565640 XXX       $XXX      VA    10/XX/2003 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121555291 XXX       $XXX      NC    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain the Preliminary and Final Title                                                                               2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Policies                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121447205 XXX       $XXX      DC    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121438627 XXX       $XXX      VA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121438865 XXX       $XXX      VA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121457912 XXX       $XXX      VA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121440915 XXX       $XXX      VA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121451489 XXX       $XXX      VA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121559284 XXX       $XXX      VA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121564183 XXX       $XXX      NC    11/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121561269 XXX       $XXX      AZ    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121566128 XXX       $XXX      AZ    6/XX/2000  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1999.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121555622 XXX       $XXX      AZ    4/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121555272 XXX       $XXX      WA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121557930 XXX       $XXX      NM    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1121452601 XXX       $XXX      FL    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121558857 XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121564934 XXX       $XXX      CA    10/XX/2004 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2022339345 XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121560274 XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121565483 XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121564455 XXX       $XXX      NY    7/XX/2001  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  The Title Policy was not found in the loan file.                                                                                    2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                               Federal Compliance - Disbursement Date Missing: The disbursement date was not                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     The final loan application was not found in the loan                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              found in the loan file.                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided file.                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                The Security Instrument was not found in the loan file.                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.                                                                                              or original loan amount, whichever applies.: An appraisal or valuation product
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        was not found in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Missing: The HELOC Brochure was
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   not found in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                          State Compliance - New York Late Charge Grace Period Testing: The grace period
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           on the Note is 10 days, the State of New York requires 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        State Compliance - New York Late Charge Percent Testing: The late charge is in dollars not a percentage.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Property Type Not Provided: The property type was not found in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Right of Rescission Timing - Note Date used as Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Date: The initial loan application was not found in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: A Right to Cancel form was not found in the loan file.
XXX       XXX   XXX       XXX               1121565049 XXX       $XXX      GA    6/XX/2005  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     REVIEWER - GENERAL COMMENT (2019-07-XX): Disclosure of costs  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      and fees not provided. Need either Closing Instructions with  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                signed Disbursement Authorization or Important Terms          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               Disclosure for subject loan. Exception remains.               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121562589 XXX       $XXX      MD    7/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-09-XX): This loan closed under Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      the XXX which is an open-end line of credit (HELOC).  For     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          this program, the HELOC Agreement serves as both the Note and Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               final TIL disclosure required under Regulation Z. Under this  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          program XXX agreed to pay all closing costs up to $XXX with
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              some exceptions. This is evidenced by the closing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               instructions which break down the fees associated with the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    loan and confirm that the fees were paid by XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            REVIEWER - GENERAL COMMENT (2019-09-XX): Disclosure of costs and fees provided not legible. Need either Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Instructions with signed Disbursement Authorization or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Important Terms Disclosure for subject loan. Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         remains
XXX       XXX   XXX       XXX               1121556263 XXX       $XXX      NJ    3/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121445421 XXX       $XXX      KS    10/XX/2005 Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121562109 XXX       $XXX      MD    10/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121449377 XXX       $XXX      OR    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Oregon Late Charge Grace Period Testing: 10 day grace period                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               is less than 15 day  minimum per state (OR).
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121447048 XXX       $XXX      AZ    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121456260 XXX       $XXX      AZ    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               1121555828 XXX       $XXX      NV    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
XXX       XXX   XXX       XXX               1121439315           $XXX      WA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121553796 XXX       $XXX      WA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121564978 XXX       $XXX      FL    7/XX/2005  Primary    Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-06-XX): This loan closed under Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      the XXX which is an open-end line of credit (HELOC). For this Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          program, the HELOC Agreement serves as both the Note and      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               final TIL disclosure required under Regulation Z. Please note Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                        the initial disclosure was not required to be signed and      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          indicates XXX will pay all closing costs up to $XXX with some
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              exceptions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               REVIEWER - GENERAL COMMENT (2019-06-XX): Actual disclosure of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    costs and fees not provided.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 06/XX/2012
XXX       XXX   XXX       XXX               1121568468 XXX       $XXX      FL    11/XX/2005 UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121559880 XXX       $XXX      FL    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121454205 XXX       $XXX      FL    9/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               1121451170 XXX       $XXX      FL    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121450351 XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               2022334866 XXX       $XXX      FL    3/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
XXX       XXX   XXX       XXX               1121559116 XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1121558598 XXX       $XXX      FL    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121556934 XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121555403 XXX       $XXX      FL    10/XX/2007 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121571107 XXX       $XXX      FL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Preliminary and Final Title not in file                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121451404 XXX       $XXX      FL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121556066 XXX       $XXX      FL    3/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1121442214 XXX       $XXX      CA    7/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121561373 XXX       $XXX      CA    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448488 XXX       $XXX      CA    2/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121437926 XXX       $XXX      CA    3/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121566093 XXX       $XXX      CA    2/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121558614 XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121557470 XXX       $XXX      CA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     The original HELOC agreement is missing the subject                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Note Error: Street address is blank.                              property address                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121560950 XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121440235 XXX       $XXX      CA    10/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121440568 XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX               1121449201 XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title Policy                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121458413 XXX       $XXX      CA    3/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121564399 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1121447101 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1121445387 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121455073 XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121570098 XXX       $XXX      CA    8/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121443227 XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121457149 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121570684 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121445073 XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121565901 XXX       $XXX      MD    1/XX/2008  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
XXX       XXX   XXX       XXX               1121455021 XXX       $XXX      CA    12/XX/2007 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121452542 XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121438531 XXX       $XXX      CA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1121441994 XXX       $XXX      CA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121570989 XXX       $XXX      CA    4/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121569987 XXX       $XXX      CA    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX               1121571191 XXX       $XXX      CA    7/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.
XXX       XXX   XXX       XXX               1121564282 XXX       $XXX      NY    8/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: HELOC with no payment                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              amount present on the HELOC Agreement.                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121563769 XXX       $XXX      NY    9/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: 10 days grace                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period is less than the 15 days minimum per state of NY.                                                                                       Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              the 2% maximum per state of NY.                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121570322 XXX       $XXX      NY    9/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: Grace period of 10                                                               Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     days is less than 15 days minimum per state (NY)                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: Late fee of 5% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              maximum of 2% per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121555658 XXX       $XXX      NY    6/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         period is less than 10 day minimum per state (NY)                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                              2% maximum per state (NY)                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121445044 XXX       $XXX      NY    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121440206 XXX       $XXX      NY    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 days grace                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than the 15 days minimum per state of NY.                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             the 2% maximum per state of NY.                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121554857 XXX       $XXX      FL    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121444023 XXX       $XXX      MD    3/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121450187 XXX       $XXX      MD    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               1121458108 XXX       $XXX      MD    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121440551 XXX       $XXX      MD    6/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121557422 XXX       $XXX      MD    9/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               1121451432           $XXX      MD    1/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  missing title                                                                                                                       2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121569781 XXX       $XXX      TN    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121565156 XXX       $XXX      NJ    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
XXX       XXX   XXX       XXX               1121555372 XXX       $XXX      NJ    7/XX/2003  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121446267 XXX       $XXX      NJ    10/XX/2003 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121438845 XXX       $XXX      NJ    11/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121559650 XXX       $XXX      NJ    10/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          less than 15 day minimum per state (NJ).                                                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121450642 XXX       $XXX      NJ    7/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period less                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         than 15 day minimum per state (NJ)                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121440295 XXX       $XXX      NJ    1/XX/2006  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121438420 XXX       $XXX      NJ    4/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121562033 XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121560212 XXX       $XXX      NJ    7/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 days grace period is                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than the 15 days minimum per state of NJ.                                                                                                 creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121568495 XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period less                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         than 15 day minimum per state (NJ)                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121454591 XXX       $XXX      NJ    1/XX/2008  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for NJ is 15 days - note states 10 days.                                                                     creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121448324 XXX       $XXX      IL    11/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002.
XXX       XXX   XXX       XXX               1121564483 XXX       $XXX      CT    11/XX/2002 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002.
XXX       XXX   XXX       XXX               1121445484 XXX       $XXX      CT    1/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title Policy                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121570685 XXX       $XXX      CT    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121446489 XXX       $XXX      NY    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: Grace period min                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         not allowed per state (NY) - min grace period for NY is 15 days - note states 10                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                              2% maximum per state (NY)                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
XXX       XXX   XXX       XXX               1121571011 XXX       $XXX      CT    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1121451757 XXX       $XXX      CT    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121570414 XXX       $XXX      ME    3/XX/2004  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               2022238786 XXX       $XXX      MA    9/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121559247 XXX       $XXX      MA    11/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.